                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                  FORM N-CSR

             AMENDMENT TO CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES


Investment Company Act file number   811-4647
                                   ------------


                   RIVERSOURCE SPECIAL TAX-EXEMPT SERIES TRUST
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)


   50606 Ameriprise Financial Center, Minneapolis, Minnesota            55474
--------------------------------------------------------------------------------
          (Address of principal executive offices)                    (Zip code)


  Scott R. Plummer - 5228 Ameriprise Financial Center, Minneapolis, MN 55474
--------------------------------------------------------------------------------
                     (Name and address of agent for service)


Registrant's telephone number, including area code:  (612) 671-1947
                                                    -----------------

Date of fiscal year end:     8/31
                         --------------
Date of reporting period:    8/31
                         --------------

   Annual Report

                                                        RIVERSOURCE [LOGO](SM)
                                                             INVESTMENTS

   RIVERSOURCE(SM) CALIFORNIA TAX-EXEMPT FUND
   RIVERSOURCE MASSACHUSETTS TAX-EXEMPT FUND
   RIVERSOURCE MICHIGAN TAX-EXEMPT FUND
   RIVERSOURCE MINNESOTA TAX-EXEMPT FUND
   RIVERSOURCE NEW YORK TAX-EXEMPT FUND
   RIVERSOURCE OHIO TAX-EXEMPT FUND

   ANNUAL REPORT FOR
   THE PERIOD ENDED
   AUG. 31, 2006
   (REISSUED FEB. 21, 2007)

>  EACH FUND SEEKS TO PROVIDE
   SHAREHOLDERS WITH A HIGH LEVEL
   OF INCOME GENERALLY EXEMPT
   FROM FEDERAL INCOME TAX AS
   WELL AS FROM THE RESPECTIVE
   STATE AND LOCAL INCOME TAX.

TABLE OF CONTENTS

Fund Snapshot ........................................................   3-14
   RiverSource California Tax-Exempt Fund ............................      3
   RiverSource Massachusetts Tax-Exempt Fund .........................      5
   RiverSource Michigan Tax-Exempt Fund ..............................      7
   RiverSource Minnesota Tax-Exempt Fund .............................      9
   RiverSource New York Tax-Exempt Fund ..............................     11
   RiverSource Ohio Tax-Exempt Fund ..................................     13

Performance Summary ..................................................  15-26
   RiverSource California Tax-Exempt Fund ............................     15
   RiverSource Massachusetts Tax-Exempt Fund .........................     17
   RiverSource Michigan Tax-Exempt Fund ..............................     19
   RiverSource Minnesota Tax-Exempt Fund .............................     21
   RiverSource New York Tax-Exempt Fund ..............................     23
   RiverSource Ohio Tax-Exempt Fund ..................................     25

Questions & Answers with Portfolio Management ........................     27

The Fund's Long-term Performance .....................................  32-43
   RiverSource California Tax-Exempt Fund ............................     32
   RiverSource Massachusetts Tax-Exempt Fund .........................     34
   RiverSource Michigan Tax-Exempt Fund ..............................     36
   RiverSource Minnesota Tax-Exempt Fund .............................     38
   RiverSource New York Tax-Exempt Fund ..............................     40
   RiverSource Ohio Tax-Exempt Fund ..................................     42

Investments in Securities ............................................  44-79
   RiverSource California Tax-Exempt Fund ............................     44
   RiverSource Massachusetts Tax-Exempt Fund .........................     51
   RiverSource Michigan Tax-Exempt Fund ..............................     56
   RiverSource Minnesota Tax-Exempt Fund .............................     61
   RiverSource New York Tax-Exempt Fund ..............................     69
   RiverSource Ohio Tax-Exempt Fund ..................................     75

Financial Statements .................................................     80

Notes to Financial Statements ........................................     91

Report of Independent Registered Public Accounting Firm ..............    147

Federal Income Tax Information .......................................    149

Fund Expenses Examples ...............................................    155

Board Members and Officers ...........................................    162

Approval of Investment Management Services Agreement .................    165

Proxy Voting .........................................................    165

                                    [LOGO]
                                 DALBAR RATED
                                     2006
                               FOR COMMUNICATION

The RiverSource mutual fund shareholder reports have been awarded the Communications Seal from Dalbar Inc., an independent financial services research firm. The Seal recognizes communications demonstrating a level of excellence in the industry.


------------------------------------------------------------------------------

2 RIVERSOURCE STATE TAX-EXEMPT FUNDS - 2006 ANNUAL REPORT

FUND SNAPSHOT AT AUG. 31, 2006

RiverSource California Tax-Exempt Fund

FUND OVERVIEW

For California investors, this Fund seeks to provide a high level of income generally exempt from federal income tax as well as from the respective state and local taxes.

QUALITY BREAKDOWN

Percentage of bond portfolio assets

AAA bonds                              55.8%
AA bonds                                8.3%
A bonds                                25.4%                    [PIE CHART]
BBB bonds                               8.7%
Non-investment grade bonds              1.8%

Bond ratings apply to underlying holdings of the Fund and not the Fund itself. Whenever possible, the Standard and Poor's rating is used to determine the credit quality of a security. Standard and Poor's rates the creditworthiness of corporate bonds, with 15 categories, ranging from AAA (highest) to D (lowest). Ratings from AA to CCC may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within the major rating categories. If Standard and Poor's doesn't rate a security, then Moody's rating is used. RiverSource Investments, LLC, the Fund's investment manager, rates a security using an internal rating system when Moody's doesn't provide a rating. 2.3% of the portfolio rating above was determined through internal analysis.

STYLE MATRIX

[chart] Shading within the style matrix indicates areas in which the Fund generally invests.

    DURATION
SHORT  INT.  LONG
               X     HIGH
                     MEDIUM   QUALITY
                     LOW

The style matrix can be a valuable tool for constructing and monitoring your portfolio. It provides a frame of reference for distinguishing the types of stocks or bonds owned by a mutual fund, and serves as a guideline for helping you build a portfolio.

Investment products, including shares of mutual funds, involve investment risks including possible loss of principal and fluctuation in value.

PORTFOLIO MANAGER

                                                             YEARS IN INDUSTRY
Rick LaCoff*                                                         14

*    The Fund is managed by a team of portfolio managers led by Rick LaCoff.

There are risks associated with an investment in a bond fund, including credit risk, interest rate risk, and prepayment and extension risk. See the Fund's prospectus for information on these and other risks associated with the Fund. In general, bond prices rise when interest rates fall and vice versa. This effect is usually more pronounced for longer-term securities. Non-investment grade securities, commonly called "high-yield" or "junk" bonds, generally have more volatile prices and carry more risk to principal and income than investment grade securities.

Income from tax-exempt funds may be subject to state and local taxes and a portion of income may be subject to the federal and/or state alternative minimum tax for certain investors. Federal income tax rules will apply to any capital gains distribution.


------------------------------------------------------------------------------

RIVERSOURCE STATE TAX-EXEMPT FUNDS - 2006 ANNUAL REPORT 3

FUND SNAPSHOT AT AUG. 31, 2006

RiverSource California Tax-Exempt Fund

FUND FACTS

                                         TICKER SYMBOL          INCEPTION DATE
Class A                                      ICALX                     8/18/86
Class B                                      ACABX                     3/20/95
Class C                                         --                     6/26/00

Total net assets                                                $181.2 million

Number of holdings                                                         107

Effective maturity(1)                                               14.5 years

Effective duration(2)                                                6.6 years

Weighted average bond rating(3)                                             AA

SEC YIELDS

                                    AT AUG. 31, 2006        AT SEPT. 29, 2006*
Class A                                   3.27%                    3.20%
Class B                                   2.67%                    2.60%
Class C                                   2.68%                    2.60%

*     The last business day of the period.

The Securities and Exchange Commission (SEC) yield is calculated by dividing anticipated net investment income during a 31-day period by the public offering price (POP) per share on the last day of the period, and converting the results to yearly figures. See Average Annual Total Returns on page 16 for additional performance information.

(1) EFFECTIVE MATURITY measures a bond's maturity, which takes into consideration the possibility that the issuer may call the bond before its maturity date.

(2) EFFECTIVE DURATION measures the sensitivity of a security's price to parallel shifts in the yield curve (the graphical depiction of the levels of interest rates from two years out to 30 years). Positive duration means that as rates rise, the price decreases, and negative duration means that as rates rise, the price increases.

(3) WEIGHTED AVERAGE BOND RATING represents the average credit quality of the underlying bonds in the portfolio.


------------------------------------------------------------------------------

4 RIVERSOURCE STATE TAX-EXEMPT FUNDS - 2006 ANNUAL REPORT

FUND SNAPSHOT AT AUG. 31, 2006

RiverSource Massachusetts Tax-Exempt Fund

FUND OVERVIEW

For Massachusetts investors, this Fund seeks to provide a high level of income generally exempt from federal income tax as well as from the respective state and local taxes.

QUALITY BREAKDOWN

Percentage of bond portfolio assets

AAA bonds                              72.0%
AA bonds                               23.7%
A bonds                                 1.9%                    [PIE CHART]
BBB bonds                               2.4%
Non-investment grade bonds               --%

Bond ratings apply to underlying holdings of the Fund and not the Fund itself. Whenever possible, the Standard and Poor's rating is used to determine the credit quality of a security. Standard and Poor's rates the creditworthiness of corporate bonds, with 15 categories, ranging from AAA (highest) to D (lowest). Ratings from AA to CCC may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within the major rating categories. If Standard and Poor's doesn't rate a security, then Moody's rating is used. RiverSource Investments, LLC, the Fund's investment manager, rates a security using an internal rating system when Moody's doesn't provide a rating. 1.5% of the portfolio rating above was determined through internal analysis.

STYLE MATRIX

[chart] Shading within the style matrix indicates areas in which the Fund generally invests.

      DURATION
SHORT   INT.  LONG
                X    HIGH
                     MEDIUM   QUALITY
                     LOW

The style matrix can be a valuable tool for constructing and monitoring your portfolio. It provides a frame of reference for distinguishing the types of stocks or bonds owned by a mutual fund, and serves as a guideline for helping you build a portfolio.

Investment products, including shares of mutual funds, involve investment risks including possible loss of principal and fluctuation in value.

PORTFOLIO MANAGER

                                                             YEARS IN INDUSTRY
Rick LaCoff*                                                         14

*     The Fund is managed by a team of portfolio managers led by Rick LaCoff.

There are risks associated with an investment in a bond fund, including credit risk, interest rate risk, and prepayment and extension risk. See the Fund's prospectus for information on these and other risks associated with the Fund. In general, bond prices rise when interest rates fall and vice versa. This effect is usually more pronounced for longer-term securities. Non-investment grade securities, commonly called "high-yield" or "junk" bonds, generally have more volatile prices and carry more risk to principal and income than investment grade securities.

Income from tax-exempt funds may be subject to state and local taxes and a portion of income may be subject to the federal and/or state alternative minimum tax for certain investors. Federal income tax rules will apply to any capital gains distribution.


------------------------------------------------------------------------------

RIVERSOURCE STATE TAX-EXEMPT FUNDS - 2006 ANNUAL REPORT 5

FUND SNAPSHOT AT AUG. 31, 2006

RiverSource Massachusetts Tax-Exempt Fund

FUND FACTS

                                         TICKER SYMBOL          INCEPTION DATE
Class A                                      IDMAX                      7/2/87
Class B                                      AXMBX                     3/20/95
Class C                                         --                     6/26/00

Total net assets                                                 $58.6 million

Number of holdings                                                          58

Effective maturity(1)                                               11.8 years

Effective duration(2)                                                6.6 years

Weighted average bond rating(3)                                            AA+

SEC YIELDS

                                    AT AUG. 31, 2006        AT SEPT. 29, 2006*
Class A                                   3.14%                    3.08%
Class B                                   2.55%                    2.48%
Class C                                   2.55%                    2.48%

*     The last business day of the period.

The Securities and Exchange Commission (SEC) yield is calculated by dividing anticipated net investment income during a 31-day period by the public offering price (POP) per share on the last day of the period, and converting the results to yearly figures. See Average Annual Total Returns on page 18 for additional performance information.

(1) EFFECTIVE MATURITY measures a bond's maturity, which takes into consideration the possibility that the issuer may call the bond before its maturity date.

(2) EFFECTIVE DURATION measures the sensitivity of a security's price to parallel shifts in the yield curve (the graphical depiction of the levels of interest rates from two years out to 30 years). Positive duration means that as rates rise, the price decreases, and negative duration means that as rates rise, the price increases.

(3) WEIGHTED AVERAGE BOND RATING represents the average credit quality of the underlying bonds in the portfolio.


------------------------------------------------------------------------------

6 RIVERSOURCE STATE TAX-EXEMPT FUNDS - 2006 ANNUAL REPORT

FUND SNAPSHOT AT AUG. 31, 2006

RiverSource Michigan Tax-Exempt Fund

FUND OVERVIEW

For Michigan investors, this Fund seeks to provide a high level of income generally exempt from federal income tax as well as from the respective state and local taxes.

QUALITY BREAKDOWN

Percentage of bond portfolio assets

AAA bonds                              73.0%
AA bonds                               17.0%
A bonds                                 6.1%                    [PIE CHART]
BBB bonds                               3.9%
Non-investment grade bonds               --%

Bond ratings apply to underlying holdings of the Fund and not the Fund itself. Whenever possible, the Standard and Poor's rating is used to determine the credit quality of a security. Standard and Poor's rates the creditworthiness of corporate bonds, with 15 categories, ranging from AAA (highest) to D (lowest). Ratings from AA to CCC may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within the major rating categories. If Standard and Poor's doesn't rate a security, then Moody's rating is used. RiverSource Investments, LLC, the Fund's investment manager, rates a security using an internal rating system when Moody's doesn't provide a rating. 1.1% of the portfolio rating above was determined through internal analysis.

STYLE MATRIX

[chart] Shading within the style matrix indicates areas in which the Fund generally invests.

      DURATION
SHORT   INT.  LONG
                X    HIGH
                     MEDIUM   QUALITY
                     LOW

The style matrix can be a valuable tool for constructing and monitoring your portfolio. It provides a frame of reference for distinguishing the types of stocks or bonds owned by a mutual fund, and serves as a guideline for helping you build a portfolio.

Investment products, including shares of mutual funds, involve investment risks including possible loss of principal and fluctuation in value.

PORTFOLIO MANAGER

                                                             YEARS IN INDUSTRY
Rick LaCoff*                                                         14

*     The Fund is managed by a team of portfolio managers led by Rick LaCoff.

There are risks associated with an investment in a bond fund, including credit risk, interest rate risk, and prepayment and extension risk. See the Fund's prospectus for information on these and other risks associated with the Fund. In general, bond prices rise when interest rates fall and vice versa. This effect is usually more pronounced for longer-term securities. Non-investment grade securities, commonly called "high-yield" or "junk" bonds, generally have more volatile prices and carry more risk to principal and income than investment grade securities.

Income from tax-exempt funds may be subject to state and local taxes and a portion of income may be subject to the federal and/or state alternative minimum tax for certain investors. Federal income tax rules will apply to any capital gains distribution.


------------------------------------------------------------------------------

RIVERSOURCE STATE TAX-EXEMPT FUNDS - 2006 ANNUAL REPORT 7

FUND SNAPSHOT AT AUG. 31, 2006

RiverSource Michigan Tax-Exempt Fund

FUND FACTS

                                         TICKER SYMBOL          INCEPTION DATE
Class A                                      INMIX                      7/2/87
Class B                                         --                     3/20/95
Class C                                         --                     6/26/00

Total net assets                                                 $49.8 million

Number of holdings                                                          60

Effective maturity(1)                                               11.1 years

Effective duration(2)                                                6.2 years

Weighted average bond rating(3)                                            AA+

SEC YIELDS

                                    AT AUG. 31, 2006        AT SEPT. 29, 2006*
Class A                                   3.09%                    3.01%
Class B                                   2.49%                    2.40%
Class C                                   2.48%                    2.40%

*     The last business day of the period.

The Securities and Exchange Commission (SEC) yield is calculated by dividing anticipated net investment income during a 31-day period by the public offering price (POP) per share on the last day of the period, and converting the results to yearly figures. See Average Annual Total Returns on page 20 for additional performance information.

(1) EFFECTIVE MATURITY measures a bond's maturity, which takes into consideration the possibility that the issuer may call the bond before its maturity date.

(2) EFFECTIVE DURATION measures the sensitivity of a security's price to parallel shifts in the yield curve (the graphical depiction of the levels of interest rates from two years out to 30 years). Positive duration means that as rates rise, the price decreases, and negative duration means that as rates rise, the price increases.

(3) WEIGHTED AVERAGE BOND RATING represents the average credit quality of the underlying bonds in the portfolio.


------------------------------------------------------------------------------

8 RIVERSOURCE STATE TAX-EXEMPT FUNDS - 2006 ANNUAL REPORT

FUND SNAPSHOT AT AUG. 31, 2006

RiverSource Minnesota Tax-Exempt Fund

FUND OVERVIEW

For Minnesota investors, this Fund seeks to provide a high level of income generally exempt from federal income tax as well as from the respective state and local taxes.

QUALITY BREAKDOWN

Percentage of bond portfolio assets

AAA bonds                              63.3%
AA bonds                               19.5%
A bonds                                 9.3%                    [PIE CHART]
BBB bonds                               5.8%
Non-investment grade bonds              2.1%

Bond ratings apply to underlying holdings of the Fund and not the Fund itself. Whenever possible, the Standard and Poor's rating is used to determine the credit quality of a security. Standard and Poor's rates the creditworthiness of corporate bonds, with 15 categories, ranging from AAA (highest) to D (lowest). Ratings from AA to CCC may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within the major rating categories. If Standard and Poor's doesn't rate a security, then Moody's rating is used. RiverSource Investments, LLC, the Fund's investment manager, rates a security using an internal rating system when Moody's doesn't provide a rating. 1.6% of the portfolio rating above was determined through internal analysis.

STYLE MATRIX

[chart] Shading within the style matrix indicates areas in which the Fund generally invests.

      DURATION
SHORT   INT.  LONG
                X    HIGH
                     MEDIUM   QUALITY
                     LOW

The style matrix can be a valuable tool for constructing and monitoring your portfolio. It provides a frame of reference for distinguishing the types of stocks or bonds owned by a mutual fund, and serves as a guideline for helping you build a portfolio.

Investment products, including shares of mutual funds, involve investment risks including possible loss of principal and fluctuation in value.

PORTFOLIO MANAGER

                                                             YEARS IN INDUSTRY
Rick LaCoff*                                                         14

*     The Fund is managed by a team of portfolio managers led by Rick LaCoff.

There are risks associated with an investment in a bond fund, including credit risk, interest rate risk, and prepayment and extension risk. See the Fund's prospectus for information on these and other risks associated with the Fund. In general, bond prices rise when interest rates fall and vice versa. This effect is usually more pronounced for longer-term securities. Non-investment grade securities, commonly called "high-yield" or "junk" bonds, generally have more volatile prices and carry more risk to principal and income than investment grade securities.

Income from tax-exempt funds may be subject to state and local taxes and a portion of income may be subject to the federal and/or state alternative minimum tax for certain investors. Federal income tax rules will apply to any capital gains distribution.


------------------------------------------------------------------------------

RIVERSOURCE STATE TAX-EXEMPT FUNDS - 2006 ANNUAL REPORT 9

FUND SNAPSHOT AT AUG. 31, 2006

RiverSource Minnesota Tax-Exempt Fund

FUND FACTS

                                         TICKER SYMBOL          INCEPTION DATE
Class A                                      IMNTX                     8/18/86
Class B                                      IDSMX                     3/20/95
Class C                                         --                     6/26/00

Total net assets                                                $346.2 million

Number of holdings                                                         133

Effective maturity(1)                                               11.5 years

Effective duration(2)                                                6.4 years

Weighted average bond rating(3)                                            AA+

SEC YIELDS

                                    AT AUG. 31, 2006        AT SEPT. 29, 2006*
Class A                                   3.23%                    3.13%
Class B                                   2.62%                    2.53%
Class C                                   2.63%                    2.53%

*     The last business day of the period.

The Securities and Exchange Commission (SEC) yield is calculated by dividing anticipated net investment income during a 31-day period by the public offering price (POP) per share on the last day of the period, and converting the results to yearly figures. See Average Annual Total Returns on page 22 for additional performance information.

(1) EFFECTIVE MATURITY measures a bond's maturity, which takes into consideration the possibility that the issuer may call the bond before its maturity date.

(2) EFFECTIVE DURATION measures the sensitivity of a security's price to parallel shifts in the yield curve (the graphical depiction of the levels of interest rates from two years out to 30 years). Positive duration means that as rates rise, the price decreases, and negative duration means that as rates rise, the price increases.

(3) WEIGHTED AVERAGE BOND RATING represents the average credit quality of the underlying bonds in the portfolio.


------------------------------------------------------------------------------

10 RIVERSOURCE STATE TAX-EXEMPT FUNDS - 2006 ANNUAL REPORT

FUND SNAPSHOT AT AUG. 31, 2006

RiverSource New York Tax-Exempt Fund

FUND OVERVIEW

For New York investors, this Fund seeks to provide a high level of income generally exempt from federal income tax as well as from the respective state and local taxes.

QUALITY BREAKDOWN

Percentage of bond portfolio assets

AAA bonds                              50.7%
AA bonds                               38.3%
A bonds                                 4.9%                    [PIE CHART]
BBB bonds                               6.1%
Non-investment grade bonds               --%

Bond ratings apply to underlying holdings of the Fund and not the Fund itself. Whenever possible, the Standard and Poor's rating is used to determine the credit quality of a security. Standard and Poor's rates the creditworthiness of corporate bonds, with 15 categories, ranging from AAA (highest) to D (lowest). Ratings from AA to CCC may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within the major rating categories. If Standard and Poor's doesn't rate a security, then Moody's rating is used. RiverSource Investments, LLC, the Fund's investment manager, rates a security using an internal rating system when Moody's doesn't provide a rating. 0.4% of the portfolio rating above was determined through internal analysis.

STYLE MATRIX

[chart] Shading within the style matrix indicates areas in which the Fund generally invests.

      DURATION
SHORT   INT.  LONG
                X    HIGH
                     MEDIUM   QUALITY
                     LOW

The style matrix can be a valuable tool for constructing and monitoring your portfolio. It provides a frame of reference for distinguishing the types of stocks or bonds owned by a mutual fund, and serves as a guideline for helping you build a portfolio.

Investment products, including shares of mutual funds, involve investment risks including possible loss of principal and fluctuation in value.

PORTFOLIO MANAGER

                                                             YEARS IN INDUSTRY
Rick LaCoff*                                                         14

*     The Fund is managed by a team of portfolio managers led by Rick LaCoff.

There are risks associated with an investment in a bond fund, including credit risk, interest rate risk, and prepayment and extension risk. See the Fund's prospectus for information on these and other risks associated with the Fund. In general, bond prices rise when interest rates fall and vice versa. This effect is usually more pronounced for longer-term securities. Non-investment grade securities, commonly called "high-yield" or "junk" bonds, generally have more volatile prices and carry more risk to principal and income than investment grade securities.

Income from tax-exempt funds may be subject to state and local taxes and a portion of income may be subject to the federal and/or state alternative minimum tax for certain investors. Federal income tax rules will apply to any capital gains distribution.


------------------------------------------------------------------------------

RIVERSOURCE STATE TAX-EXEMPT FUNDS - 2006 ANNUAL REPORT 11

FUND SNAPSHOT AT AUG. 31, 2006

RiverSource New York Tax-Exempt Fund

FUND FACTS

                                         TICKER SYMBOL          INCEPTION DATE
Class A                                      INYKX                     8/18/86
Class B                                         --                     3/20/95
Class C                                         --                     6/26/00

Total net assets                                                 $71.1 million

Number of holdings                                                          76

Effective maturity(1)                                               14.3 years

Effective duration(2)                                                7.2 years

Weighted average bond rating(3)                                             AA

SEC YIELDS

                                    AT AUG. 31, 2006        AT SEPT. 29, 2006*
Class A                                   3.20%                    3.10%
Class B                                   2.61%                    2.50%
Class C                                   2.61%                    2.50%

*     The last business day of the period.

The Securities and Exchange Commission (SEC) yield is calculated by dividing anticipated net investment income during a 31-day period by the public offering price (POP) per share on the last day of the period, and converting the results to yearly figures. See Average Annual Total Returns on page 24 for additional performance information.

(1) EFFECTIVE MATURITY measures a bond's maturity, which takes into consideration the possibility that the issuer may call the bond before its maturity date.

(2) EFFECTIVE DURATION measures the sensitivity of a security's price to parallel shifts in the yield curve (the graphical depiction of the levels of interest rates from two years out to 30 years). Positive duration means that as rates rise, the price decreases, and negative duration means that as rates rise, the price increases.

(3) WEIGHTED AVERAGE BOND RATING represents the average credit quality of the underlying bonds in the portfolio.


------------------------------------------------------------------------------

12 RIVERSOURCE STATE TAX-EXEMPT FUNDS - 2006 ANNUAL REPORT

FUND SNAPSHOT AT AUG. 31, 2006

RiverSource Ohio Tax-Exempt Fund

FUND OVERVIEW

For Ohio investors, this Fund seeks to provide a high level of income generally exempt from federal income tax as well as from the respective state and local taxes.

QUALITY BREAKDOWN

Percentage of bond portfolio assets

AAA bonds                              58.7%
AA bonds                               29.4%
A bonds                                 7.4%                    [PIE CHART]
BBB bonds                               4.5%
Non-investment grade bonds               --%

Bond ratings apply to underlying holdings of the Fund and not the Fund itself. Whenever possible, the Standard and Poor's rating is used to determine the credit quality of a security. Standard and Poor's rates the creditworthiness of corporate bonds, with 15 categories, ranging from AAA (highest) to D (lowest). Ratings from AA to CCC may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within the major rating categories. If Standard and Poor's doesn't rate a security, then Moody's rating is used. RiverSource Investments, LLC, the Fund's investment manager, rates a security using an internal rating system when Moody's doesn't provide a rating. 1.1% of the portfolio rating above was determined through internal analysis.

STYLE MATRIX

[chart] Shading within the style matrix indicates areas in which the Fund generally invests.

      DURATION
SHORT   INT.  LONG
                X    HIGH
                     MEDIUM   QUALITY
                     LOW

The style matrix can be a valuable tool for constructing and monitoring your portfolio. It provides a frame of reference for distinguishing the types of stocks or bonds owned by a mutual fund, and serves as a guideline for helping you build a portfolio.

Investment products, including shares of mutual funds, involve investment risks including possible loss of principal and fluctuation in value.

PORTFOLIO MANAGER

                                                             YEARS IN INDUSTRY
Rick LaCoff*                                                         14

*     The Fund is managed by a team of portfolio managers led by Rick LaCoff.

There are risks associated with an investment in a bond fund, including credit risk, interest rate risk, and prepayment and extension risk. See the Fund's prospectus for information on these and other risks associated with the Fund. In general, bond prices rise when interest rates fall and vice versa. This effect is usually more pronounced for longer-term securities. Non-investment grade securities, commonly called "high-yield" or "junk" bonds, generally have more volatile prices and carry more risk to principal and income than investment grade securities.

Income from tax-exempt funds may be subject to state and local taxes and a portion of income may be subject to the federal and/or state alternative minimum tax for certain investors. Federal income tax rules will apply to any capital gains distribution.


------------------------------------------------------------------------------

RIVERSOURCE STATE TAX-EXEMPT FUNDS - 2006 ANNUAL REPORT 13

FUND SNAPSHOT AT AUG. 31, 2006

RiverSource Ohio Tax-Exempt Fund

FUND FACTS

                                         TICKER SYMBOL          INCEPTION DATE
Class A                                      IOHIX                      7/2/87
Class B                                         --                     3/20/95
Class C                                         --                     6/26/00

Total net assets                                                 $48.7 million

Number of holdings                                                          61

Effective maturity(1)                                               12.6 years

Effective duration(2)                                                6.6 years

Weighted average bond rating(3)                                            AA+

SEC YIELDS

                                    AT AUG. 31, 2006        AT SEPT. 29, 2006*
Class A                                   3.17%                    3.06%
Class B                                   2.57%                    2.45%
Class C                                   2.57%                    2.45%

*     The last business day of the period.

      The Securities and Exchange Commission (SEC) yield is calculated by dividing anticipated net investment income during a 31-day period by the public offering price (POP) per share on the last day of the period, and converting the results to yearly figures. See Average Annual Total
      Returns on page 26 for additional performance information.

(1) EFFECTIVE MATURITY measures a bond's maturity, which takes into consideration the possibility that the issuer may call the bond before its maturity date.

(2) EFFECTIVE DURATION measures the sensitivity of a security's price to parallel shifts in the yield curve (the graphical depiction of the levels of interest rates from two years out to 30 years). Positive duration means that as rates rise, the price decreases, and negative duration means that as rates rise, the price increases.

(3) WEIGHTED AVERAGE BOND RATING represents the average credit quality of the underlying bonds in the portfolio.


------------------------------------------------------------------------------

14 RIVERSOURCE STATE TAX-EXEMPT FUNDS - 2006 ANNUAL REPORT

PERFORMANCE SUMMARY

------------------------------------------------------------------------------

                                  RIVERSOURCE
                          CALIFORNIA TAX-EXEMPT FUND
                            PERFORMANCE COMPARISON
                       For the year ended Aug. 31, 2006

[THE FOLLOWING TABLE WAS REPRESENTED AS A BAR CHART IN THE PRINTED MATERIAL.]



RiverSource California Tax-Exempt Fund Class A (excluding sales charge)    +2.64%
Lehman Brothers California 2 Plus Year Municipal Bond Index (unmanaged)    +3.36%
Lehman Brothers Municipal Bond Index (unmanaged)                           +3.03%
Lipper California Municipal Debt Funds Index (unmanaged)                   +3.20%


(see "The Fund's Long-term Performance" for Index descriptions)

The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial institution or visiting riversource.com/funds.

The 4.75% sales charge applicable to Class A shares of the Fund is not reflected in the bar chart. If reflected, returns would be lower than those shown. The performance of other classes may vary from that shown because of differences in expenses.

The indices do not reflect the effects of sales charges, expenses (excluding Lipper) and taxes.

It is not possible to invest directly in an index.


------------------------------------------------------------------------------

RIVERSOURCE STATE TAX-EXEMPT FUNDS - 2006 ANNUAL REPORT 15

AVERAGE ANNUAL TOTAL RETURNS

RiverSource California Tax-Exempt Fund

AT AUG. 31, 2006

                                                                             SINCE
                                   1 YEAR   3 YEARS   5 YEARS   10 YEARS   INCEPTION
Without sales charge
Class A (inception date 8/18/86)   +2.64%    +5.11%    +4.31%    +5.13%      +5.92%
Class B (inception date 3/20/95)   +2.06%    +4.39%    +3.53%    +4.34%      +4.38%
Class C (inception date 6/26/00)   +2.07%    +4.39%    +3.52%      N/A       +4.61%
With sales charge
Class A (inception date 8/18/86)   -2.23%    +3.42%    +3.30%    +4.62%      +5.66%
Class B (inception date 3/20/95)   -2.83%    +3.15%    +3.19%    +4.34%      +4.38%
Class C (inception date 6/26/00)   +1.09%    +4.39%    +3.52%      N/A       +4.61%

AT SEPT. 30, 2006

                                                                             SINCE
                                   1 YEAR   3 YEARS   5 YEARS   10 YEARS   INCEPTION
Without sales charge
Class A (inception date 8/18/86)   +4.03%    +4.40%    +4.50%    +5.05%      +5.93%
Class B (inception date 3/20/95)   +3.45%    +3.68%    +3.75%    +4.26%      +4.40%
Class C (inception date 6/26/00)   +3.45%    +3.68%    +3.75%      N/A       +4.65%
With sales charge
Class A (inception date 8/18/86)   -0.91%    +2.72%    +3.49%    +4.53%      +5.67%
Class B (inception date 3/20/95)   -1.51%    +2.45%    +3.41%    +4.26%      +4.40%
Class C (inception date 6/26/00)   +2.46%    +3.68%    +3.75%      N/A       +4.65%

Class A share performance reflects the maximum sales charge of 4.75%. Class B reflects a contingent deferred sales charge (CDSC) applied as follows: first year 5%; second and third years 4%; fourth year 3%; fifth year 2%; sixth year 1%. No sales charge thereafter. Class C shares may be subject to a 1% CDSC.


------------------------------------------------------------------------------

16 RIVERSOURCE STATE TAX-EXEMPT FUNDS - 2006 ANNUAL REPORT

PERFORMANCE SUMMARY

------------------------------------------------------------------------------

                                  RIVERSOURCE
                         MASSACHUSETTS TAX-EXEMPT FUND
                            PERFORMANCE COMPARISON
                       For the year ended Aug. 31, 2006

[THE FOLLOWING TABLE WAS REPRESENTED AS A BAR CHART IN THE PRINTED MATERIAL.]



RiverSource Massachusetts Tax-Exempt Fund Class A (excluding sales charge)             +2.12%
Lehman Brothers Massachusetts 3 Plus Year Enhanced Municipal Bond Index (unmanaged)    +2.80%
Lehman Brothers Municipal Bond Index (unmanaged)                                       +3.03%
Lipper Massachusetts Municipal Debt Funds Index (unmanaged)                            +2.61%

(see "The Fund's Long-term Performance" for Index descriptions)

The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial institution or visiting riversource.com/funds.

The 4.75% sales charge applicable to Class A shares of the Fund is not reflected in the bar chart. If reflected, returns would be lower than those shown. The performance of other classes may vary from that shown because of differences in expenses.

The indices do not reflect the effects of sales charges, expenses (excluding Lipper) and taxes.

It is not possible to invest directly in an index.


------------------------------------------------------------------------------

RIVERSOURCE STATE TAX-EXEMPT FUNDS - 2006 ANNUAL REPORT 17

AVERAGE ANNUAL TOTAL RETURNS

RiverSource Massachusetts Tax-Exempt Fund

AT AUG. 31, 2006

                                                                             SINCE
                                   1 YEAR   3 YEARS   5 YEARS   10 YEARS   INCEPTION
Without sales charge
Class A (inception date 7/2/87)    +2.12%    +4.18%    +3.83%    +4.74%      +5.79%
Class B (inception date 3/20/95)   +1.35%    +3.39%    +3.05%    +3.95%      +4.04%
Class C (inception date 6/26/00)   +1.16%    +3.33%    +3.01%      N/A       +4.19%
With sales charge
Class A (inception date 7/2/87)    -2.73%    +2.50%    +2.82%    +4.23%      +5.52%
Class B (inception date 3/20/95)   -3.56%    +2.12%    +2.69%    +3.95%      +4.04%
Class C (inception date 6/26/00)   +0.18%    +3.33%    +3.01%      N/A       +4.19%

AT SEPT. 30, 2006

                                                                             SINCE
                                   1 YEAR   3 YEARS   5 YEARS   10 YEARS   INCEPTION
Without sales charge
Class A (inception date 7/2/87)    +3.84%    +3.47%    +4.01%    +4.64%      +5.80%
Class B (inception date 3/20/95)   +3.06%    +2.69%    +3.23%    +3.86%      +4.06%
Class C (inception date 6/26/00)   +3.06%    +2.69%    +3.23%      N/A       +4.26%
With sales charge
Class A (inception date 7/2/87)    -1.09%    +1.80%    +3.00%    +4.14%      +5.53%
Class B (inception date 3/20/95)   -1.93%    +1.43%    +2.87%    +3.86%      +4.06%
Class C (inception date 6/26/00)   +2.06%    +2.69%    +3.23%      N/A       +4.26%

Class A share performance reflects the maximum sales charge of 4.75%. Class B reflects a contingent deferred sales charge (CDSC) applied as follows: first year 5%; second and third years 4%; fourth year 3%; fifth year 2%; sixth year 1%. No sales charge thereafter. Class C shares may be subject to a 1% CDSC.


------------------------------------------------------------------------------

18 RIVERSOURCE STATE TAX-EXEMPT FUNDS - 2006 ANNUAL REPORT

PERFORMANCE SUMMARY

------------------------------------------------------------------------------

                                  RIVERSOURCE
                           MICHIGAN TAX-EXEMPT FUND
                            PERFORMANCE COMPARISON
                       For the year ended Aug. 31, 2006

  [THE FOLLOWING TABLE WAS REPRESENTED AS A BAR CHART IN A PRINTED MATERIAL.]



RiverSource Michigan Tax-Exempt Fund Class A (excluding sales charge)  +2.56%
Lehman Brothers Michigan Municipal Bond Index (unmanaged)              +2.93%
Lehman Brothers Municipal Bond Index (unmanaged)                       +3.03%
Lipper Michigan Municipal Debt Funds Index (unmanaged)                 +2.57%


(see "The Fund's Long-term Performance" for Index descriptions)

The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial institution or visiting riversource.com/funds.

The 4.75% sales charge applicable to Class A shares of the Fund is not reflected in the bar chart. If reflected, returns would be lower than those shown. The performance of other classes may vary from that shown because of differences in expenses.

The indices do not reflect the effects of sales charges, expenses (excluding Lipper) and taxes.

It is not possible to invest directly in an index.


------------------------------------------------------------------------------

RIVERSOURCE STATE TAX-EXEMPT FUNDS - 2006 ANNUAL REPORT 19

AVERAGE ANNUAL TOTAL RETURNS

RiverSource Michigan Tax-Exempt Fund

AT AUG. 31, 2006

                                                                             SINCE
                                   1 YEAR   3 YEARS   5 YEARS   10 YEARS   INCEPTION
Without sales charge
Class A (inception date 7/2/87)    +2.56%    +4.43%    +4.11%    +4.79%      +5.95%
Class B (inception date 3/20/95)   +1.97%    +3.70%    +3.37%    +4.02%      +4.12%
Class C (inception date 6/26/00)   +1.97%    +3.70%    +3.36%      N/A       +4.51%
With sales charge
Class A (inception date 7/2/87)    -2.31%    +2.75%    +3.11%    +4.28%      +5.69%
Class B (inception date 3/20/95)   -2.96%    +2.45%    +3.02%    +4.02%      +4.12%
Class C (inception date 6/26/00)   +0.98%    +3.70%    +3.36%      N/A       +4.51%

AT SEPT. 30, 2006

                                                                             SINCE
                                   1 YEAR   3 YEARS   5 YEARS   10 YEARS   INCEPTION
Without sales charge
Class A (inception date 7/2/87)    +3.92%    +3.64%    +4.33%    +4.71%      +5.96%
Class B (inception date 3/20/95)   +3.33%    +2.92%    +3.54%    +3.94%      +4.15%
Class C (inception date 6/26/00)   +3.33%    +2.92%    +3.54%      N/A       +4.55%
With sales charge
Class A (inception date 7/2/87)    -1.02%    +1.97%    +3.32%    +4.20%      +5.70%
Class B (inception date 3/20/95)   -1.66%    +1.67%    +3.20%    +3.94%      +4.15%
Class C (inception date 6/26/00)   +2.33%    +2.92%    +3.54%      N/A       +4.55%

Class A share performance reflects the maximum sales charge of 4.75%. Class B reflects a contingent deferred sales charge (CDSC) applied as follows: first year 5%; second and third years 4%; fourth year 3%; fifth year 2%; sixth year 1%. No sales charge thereafter. Class C shares may be subject to a 1% CDSC.


------------------------------------------------------------------------------

20 RIVERSOURCE STATE TAX-EXEMPT FUNDS - 2006 ANNUAL REPORT

PERFORMANCE SUMMARY

------------------------------------------------------------------------------

                                  RIVERSOURCE
                           MINNESOTA TAX-EXEMPT FUND
                            PERFORMANCE COMPARISON
                       For the year ended Aug. 31, 2006

  [THE FOLLOWING TABLE WAS REPRESENTED AS A BAR CHART IN A PRINTED MATERIAL.]


RiverSource Minnesota Tax-Exempt Fund Class A (excluding sales charge)             +2.46%
Lehman Brothers Minnesota 3 Plus Year Enhanced Municipal Bond Index (unmanaged)    +3.03%
Lehman Brothers Municipal Bond Index (unmanaged)                                   +3.03%
Lipper Minnesota Municipal Debt Funds Index (unmanaged)                            +2.72%


(see "The Fund's Long-term Performance" for Index descriptions)

The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial institution or visiting riversource.com/funds.

The 4.75% sales charge applicable to Class A shares of the Fund is not reflected in the bar chart. If reflected, returns would be lower than those shown. The performance of other classes may vary from that shown because of differences in expenses.

The indices do not reflect the effects of sales charges, expenses (excluding Lipper) and taxes.

It is not possible to invest directly in an index.


------------------------------------------------------------------------------

RIVERSOURCE STATE TAX-EXEMPT FUNDS - 2006 ANNUAL REPORT 21

AVERAGE ANNUAL TOTAL RETURNS

RiverSource Minnesota Tax-Exempt Fund

AT AUG. 31, 2006

                                                                             SINCE
                                   1 YEAR   3 YEARS   5 YEARS   10 YEARS   INCEPTION
Without sales charge
Class A (inception date 8/18/86)   +2.46%    +4.24%    +4.23%    +5.00%      +5.97%
Class B (inception date 3/20/95)   +1.69%    +3.45%    +3.45%    +4.21%      +4.31%
Class C (inception date 6/26/00)   +1.69%    +3.45%    +3.44%      N/A       +4.45%
With sales charge
Class A (inception date 8/18/86)   -2.40%    +2.56%    +3.22%    +4.49%      +5.71%
Class B (inception date 3/20/95)   -3.25%    +2.19%    +3.09%    +4.21%      +4.31%
Class C (inception date 6/26/00)   +0.70%    +3.45%    +3.44%      N/A       +4.45%

AT SEPT. 30, 2006

                                                                             SINCE
                                   1 YEAR   3 YEARS   5 YEARS   10 YEARS   INCEPTION
Without sales charge
Class A (inception date 8/18/86)   +4.02%    +3.50%    +4.41%    +4.93%      +5.98%
Class B (inception date 3/20/95)   +3.24%    +2.73%    +3.63%    +4.14%      +4.33%
Class C (inception date 6/26/00)   +3.23%    +2.72%    +3.62%      N/A       +4.50%
With sales charge
Class A (inception date 8/18/86)   -0.92%    +1.84%    +3.40%    +4.42%      +5.72%
Class B (inception date 3/20/95)   -1.76%    +1.46%    +3.28%    +4.14%      +4.33%
Class C (inception date 6/26/00)   +2.23%    +2.72%    +3.62%      N/A       +4.50%

Class A share performance reflects the maximum sales charge of 4.75%. Class B reflects a contingent deferred sales charge (CDSC) applied as follows: first year 5%; second and third years 4%; fourth year 3%; fifth year 2%; sixth year 1%. No sales charge thereafter. Class C shares may be subject to a 1% CDSC.


------------------------------------------------------------------------------

22 RIVERSOURCE STATE TAX-EXEMPT FUNDS - 2006 ANNUAL REPORT

PERFORMANCE SUMMARY

------------------------------------------------------------------------------

                                   RIVERSOURCE
                            NEW YORK TAX-EXEMPT FUND
                             PERFORMANCE COMPARISON
                        For the year ended Aug. 31, 2006

 [THE FOLLOWING TABLE WAS REPRESENTED AS A BAR CHART IN THE PRINTED MATERIAL.]


RiverSource New York Tax-Exempt Fund Class A (excluding sales charge)          +2.44%
Lehman Brothers New York 4 Plus Year Municipal Bond Index (unmanaged)          +3.13%
Lehman Brothers Municipal Bond Index (unmanaged)                               +3.03%
Lipper New York Municipal Debt Funds Index (unmanaged)                         +2.89%


(see "The Fund's Long-term Performance" for Index descriptions)

The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial institution or visiting riversource.com/funds.

The 4.75% sales charge applicable to Class A shares of the Fund is not reflected in the bar chart. If reflected, returns would be lower than those shown. The performance of other classes may vary from that shown because of differences in expenses.

The indices do not reflect the effects of sales charges, expenses (excluding Lipper) and taxes.

It is not possible to invest directly in an index.


------------------------------------------------------------------------------

RIVERSOURCE STATE TAX-EXEMPT FUNDS - 2006 ANNUAL REPORT 23

AVERAGE ANNUAL TOTAL RETURNS

RiverSource New York Tax-Exempt Fund

AT AUG. 31, 2006

                                                                          SINCE
                                    1 YEAR  3 YEARS  5 YEARS  10 YEARS  INCEPTION
Without sales charge
Class A (inception date 8/18/86)    +2.44%   +4.31%   +4.15%   +5.04%     +5.75%
Class B (inception date 3/20/95)    +1.67%   +3.52%   +3.37%   +4.25%     +4.18%
Class C (inception date 6/26/00)    +1.67%   +3.53%   +3.37%     N/A      +4.52%
With sales charge
Class A (inception date 8/18/86)    -2.43%   +2.63%   +3.15%   +4.53%     +5.50%
Class B (inception date 3/20/95)    -3.22%   +2.29%   +3.03%   +4.25%     +4.18%
Class C (inception date 6/26/00)    +0.69%   +3.53%   +3.37%     N/A      +4.52%

AT SEPT. 30, 2006

                                                                          SINCE
                                    1 YEAR  3 YEARS  5 YEARS  10 YEARS  INCEPTION
Without sales charge
Class A (inception date 8/18/86)    +4.05%   +3.52%   +4.43%   +4.95%     +5.77%
Class B (inception date 3/20/95)    +3.27%   +2.74%   +3.64%   +4.16%     +4.20%
Class C (inception date 6/26/00)    +3.27%   +2.74%   +3.64%     N/A      +4.57%
With sales charge
Class A (inception date 8/18/86)    -0.90%   +1.85%   +3.42%   +4.44%     +5.51%
Class B (inception date 3/20/95)    -1.70%   +1.52%   +3.30%   +4.16%     +4.20%
Class C (inception date 6/26/00)    +2.27%   +2.74%   +3.64%     N/A      +4.57%

Class A share performance reflects the maximum sales charge of 4.75%. Class B reflects a contingent deferred sales charge (CDSC) applied as follows: first year 5%; second and third years 4%; fourth year 3%; fifth year 2%; sixth year 1%. No sales charge thereafter. Class C shares may be subject to a 1% CDSC.


------------------------------------------------------------------------------

24 RIVERSOURCE STATE TAX-EXEMPT FUNDS - 2006 ANNUAL REPORT

PERFORMANCE SUMMARY

------------------------------------------------------------------------------

                                  RIVERSOURCE
                             OHIO TAX-EXEMPT FUND
                            PERFORMANCE COMPARISON
                       For the year ended Aug. 31, 2006

 [THE FOLLOWING TABLE WAS REPRESENTED AS A BAR CHART IN THE PRINTED MATERIAL.]



RiverSource Ohio Tax-Exempt Fund Class A (excluding sales charge)               +2.13%
Lehman Brothers Ohio 4 Plus Year Enhanced Municipal Bond Index (unmanaged)      +3.00%
Lehman Brothers Municipal Bond Index (unmanaged)                                +3.03%
Lipper Ohio Municipal Debt Funds Index (unmanaged)                              +2.44%

(see "The Fund's Long-term Performance" for Index descriptions)

The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial institution or visiting riversource.com/funds.

The 4.75% sales charge applicable to Class A shares of the Fund is not reflected in the bar chart. If reflected, returns would be lower than those shown. The performance of other classes may vary from that shown because of differences in expenses.

The indices do not reflect the effects of sales charges, expenses (excluding Lipper) and taxes.

It is not possible to invest directly in an index.


------------------------------------------------------------------------------

RIVERSOURCE STATE TAX-EXEMPT FUNDS - 2006 ANNUAL REPORT 25

AVERAGE ANNUAL TOTAL RETURNS

RiverSource Ohio Tax-Exempt Fund

AT AUG. 31, 2006

                                                                          SINCE
                                    1 YEAR  3 YEARS  5 YEARS  10 YEARS  INCEPTION
Without sales charge
Class A (inception date 7/2/87)     +2.13%   +3.85%   +3.74%   +4.68%     +5.76%
Class B (inception date 3/20/95)    +1.36%   +3.06%   +2.95%   +3.89%     +3.94%
Class C (inception date 6/26/00)    +1.17%   +3.06%   +2.95%     N/A      +3.96%
With sales charge
Class A (inception date 7/2/87)     -2.72%   +2.18%   +2.73%   +4.17%     +5.49%
Class B (inception date 3/20/95)    -3.58%   +1.79%   +2.60%   +3.89%     +3.94%
Class C (inception date 6/26/00)    +0.19%   +3.06%   +2.95%     N/A      +3.96%

AT SEPT. 30, 2006

                                                                          SINCE
                                    1 YEAR  3 YEARS  5 YEARS  10 YEARS  INCEPTION
Without sales charge
Class A (inception date 7/2/87)     +3.64%   +3.14%   +3.92%   +4.58%     +5.77%
Class B (inception date 3/20/95)    +2.86%   +2.35%   +3.13%   +3.80%     +3.97%
Class C (inception date 6/26/00)    +2.86%   +2.35%   +3.09%     N/A      +4.01%
With sales charge
Class A (inception date 7/2/87)     -1.28%   +1.48%   +2.91%   +4.08%     +5.50%
Class B (inception date 3/20/95)    -2.14%   +1.09%   +2.78%   +3.80%     +3.97%
Class C (inception date 6/26/00)    +1.86%   +2.35%   +3.09%     N/A      +4.01%

Class A share performance reflects the maximum sales charge of 4.75%. Class B reflects a contingent deferred sales charge (CDSC) applied as follows: first year 5%; second and third years 4%; fourth year 3%; fifth year 2%; sixth year 1%. No sales charge thereafter. Class C shares may be subject to a 1% CDSC.


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26 RIVERSOURCE STATE TAX-EXEMPT FUNDS - 2006 ANNUAL REPORT

QUESTIONS & ANSWERS WITH PORTFOLIO MANAGEMENT

Shareholders were sent an annual report for RiverSource State Tax-Exempt Funds as of June 30, 2006. This annual shareholder report reflects the change made in the fiscal year-end for the RiverSource State Tax-Exempt Funds from June 30, 2006 to Aug. 31, 2006. Below, Portfolio Manager Rick LaCoff discusses the Funds' positioning and results for the new fiscal year. Rick LaCoff replaced David Kerwin as portfolio manager of the Funds effective July 24, 2006.

Q: How did the RiverSource State Tax-Exempt Funds perform for the fiscal year ended Aug. 31, 2006?

A: All Fund returns are for Class A shares, excluding sales charge. All returns are for the 12 months ended Aug. 31, 2006. All Lipper categories represent the respective Fund's peer group.

      o RIVERSOURCE CALIFORNIA TAX-EXEMPT FUND gained 2.64%. The Fund underperformed the Lehman Brothers California 2 Plus Year Municipal Bond Index, which returned 3.36%. The Lipper California Municipal Debt Funds Index rose 3.20% for the same period.

      o RIVERSOURCE MASSACHUSETTS TAX-EXEMPT FUND advanced 2.12%. The Fund underperformed the Lehman Brothers Massachusetts 3 Plus Year Enhanced Municipal Bond Index, which rose 2.80%. The Lipper Massachusetts Municipal Debt Funds Index rose 2.61% for the same period.

      o RIVERSOURCE MICHIGAN TAX-EXEMPT FUND gained 2.56%. The Fund underperformed the Lehman Brothers Michigan Municipal Bond Index, which advanced 2.93%. The Lipper Michigan Municipal Debt Funds Index produced a total return of 2.57% for the same period.

      o RIVERSOURCE MINNESOTA TAX-EXEMPT FUND increased 2.46%. The Fund underperformed the Lehman Brothers Minnesota 3 Plus Year Enhanced Municipal Bond Index, which rose 3.03%. The Lipper Minnesota Municipal Debt Funds Index rose 2.72% for the same period.

      o RIVERSOURCE NEW YORK TAX-EXEMPT FUND advanced 2.44%. The Fund underperformed the Lehman Brother New York 4 Plus Year Municipal Bond Index, which rose 3.13%. The Lipper New York Municipal Debt Funds Index increased 2.89% for the same period.


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RIVERSOURCE STATE TAX-EXEMPT FUNDS - 2006 ANNUAL REPORT 27

QUESTIONS & ANSWERS

      o RIVERSOURCE OHIO TAX-EXEMPT FUND increased 2.13%. The Fund underperformed the Lehman Brothers Ohio 4 Plus Year Enhanced Municipal Bond Index, which gained 3.00%. The Lipper Ohio Municipal Debt Funds Index gained 2.44% for the same period.

      A broad barometer applicable to each of the Funds, the Lehman Brothers Municipal Bond Index, gained 3.03% for the same 12-month period.

Q: What factors most significantly affected performance during the annual period?

A: The tax-exempt fixed income market managed to produce positive performance during the period, even as rates rose sharply across the spectrum of maturities, or yield curve. While tax-exempt yields moved higher across the yield curve, they did so more significantly at the short-term end than at the long-term end of the curve, causing a significant yield curve flattening. Interest rates rose largely in reaction to continued policy tightening by the Federal Reserve Board (the Fed), which hiked interest rates seven more times, bringing the targeted federal funds rate to 5.25%. In early August, the Fed observed its first pause in its two-year tightening cycle, noting that economic growth appeared to be moderating somewhat and inflation pressures -- though elevated -- were expected to recede over the balance of the year and into 2007. The fixed income market rallied in response.

      Each of the Funds underperformed their respective Lehman benchmark indices due primarily to yield curve positioning, that is, the way the Funds were positioned to respond to changes in short-term vs. long-term interest rates. As mentioned above, the municipal yield curve flattened, as the difference in yields between short- and long-term securities narrowed. This flattening of the yield curve had a less negative price impact on longer-term bonds than on shorter-term bonds. Thus, while the Funds' moderate exposure to the short-term segment of the municipal yield curve proved prudent, it was not enough to offset the detracting effect of the Funds' modest position in long-term bonds, which performed best over the annual period.


------------------------------------------------------------------------------

28 RIVERSOURCE STATE TAX-EXEMPT FUNDS - 2006 ANNUAL REPORT

QUESTIONS & ANSWERS

      A positive contributing factor to the annual performance of RiverSource New York Tax-Exempt Fund and RiverSource California Tax-Exempt Fund were their allocations to non-enhanced municipal tobacco bonds, which was a strong performing sector for the 12-month period. All six of the RiverSource state tax-exempt funds benefited from their positions in health care municipal bonds, which also performed well. Results of the RiverSource state tax-exempt funds of California, Minnesota and New York were further helped by having positions in select non-investment grade or non-rated bonds, as these bonds notably outperformed the Lehman benchmark indices.

      EACH OF THE FUNDS UNDERPERFORMED THEIR RESPECTIVE LEHMAN BENCHMARK INDICES DUE PRIMARILY TO YIELD CURVE POSITIONING, THAT IS, THE WAY THE FUNDS WERE POSITIONED TO RESPOND TO CHANGES IN SHORT-TERM VS. LONG-TERM INTEREST RATES.

      Bonds that were advance refunded during the period boosted the respective returns of RiverSource California Tax-Exempt Fund and RiverSource Michigan Tax-Exempt Fund and had a rather neutral effect on RiverSource Minnesota Tax-Exempt Fund and RiverSource Ohio Tax-Exempt Fund. However, the modest exposure of RiverSource Massachusetts Tax-Exempt Fund and RiverSource New York Tax-Exempt Fund to these strongly performing bonds hurt index-relative performance. Advance refunding is a procedure in which a bond issuer floats a second bond at a lower interest rate, and the proceeds from the sale of the second bond are safely invested, usually in Treasury securities, which in turn, are held in escrow collateralizing the first bond. Given that the advance refunded bonds become, essentially, fully tax-exempt U.S. Treasury securities and no longer represent the credit risk profile of the original borrower, they often increase in value -- sometimes significantly.

      Detracting modestly from the RiverSource state tax-exempt funds of California, Michigan and New York was exposure to municipal bonds from Puerto Rico. Puerto Rico has been experiencing some fiscal distress, and the fundamentals of its municipal bond market deteriorated somewhat during the period.


------------------------------------------------------------------------------

RIVERSOURCE STATE TAX-EXEMPT FUNDS - 2006 ANNUAL REPORT 29

QUESTIONS & ANSWERS

      The primary reason the Funds underperformed their respective Lipper Municipal Debt Funds Index was their moderate exposure to bonds rated BBB compared to their peers. Bonds rated BBB generally outperformed higher quality bonds during the period.

Q: What changes did you make to the Funds and how are they currently positioned?

A: We increased holdings in single-family housing bonds in all of the RiverSource state tax-exempt funds except RiverSource Michigan Tax-Exempt Fund, as this sector offered an attractive yield during the period. In the RiverSource state tax-exempt funds of Massachusetts, Minnesota and Ohio, we established exposure to Commonwealth of Puerto Rico municipal bonds, adding to positions on market weakness. Puerto Rico's government is introducing a local sales tax to raise revenues and reforms that would cut expenses. As these potential fiscal remedies take hold, Puerto Rico municipal bonds may be increasingly attractive to investors, given the triple-tax-exemption (i.e., federal, state and local) they offer.

      We increased exposure to non-enhanced municipal tobacco bonds in RiverSource California Tax-Exempt Fund and RiverSource New York Tax-Exempt Fund. We believe the litigation risks faced by this sector have been reduced, and thus we expect these bonds to continue to perform well going forward. We added to each of the RiverSource state tax-exempt fund's exposure to bonds rated BBB on a highly selective basis. Given anticipated technical conditions within the municipal bond market, we expect these bonds to perform well and provide attractive income during the coming months.

      We added exposure to bonds with maturities at the long-term end of the yield curve (i.e., 20 years or longer) in the RiverSource state tax-exempt funds of California, Massachusetts, New York and Ohio. In May and June, we extended all six of the RiverSource state tax-exempt funds' duration a bit to bring it toward a neutral position relative to its respective Lehman benchmark index in anticipation of the Fed nearing an end of its current tightening cycle. This strategy proved prudent, as tax-exempt yields peaked in June. Toward the end of the period, when tax-exempt bond yields rallied in response to the Fed's early August pause, we took some profits and shortened the RiverSource state tax-exempt funds' duration once again.


------------------------------------------------------------------------------

30 RIVERSOURCE STATE TAX-EXEMPT FUNDS - 2006 ANNUAL REPORT

QUESTIONS & ANSWERS

Q:    How do you intend to manage the Funds in the coming months?

A: Going forward, we believe the major factor affecting the municipal market may well be the unexpected slowdown in new issue supply seen during the first eight months of 2006. We expect the slowdown to continue through the rest of the year providing support for municipal bond valuations. Given this technical condition within the supply/demand balance of municipal bonds, we believe the tax-exempt bond market may well continue to outperform the taxable bond market through 2006.

      We intend to maintain the Funds' current short duration positioning compared to their respective Lehman benchmark index for the near term. We further intend to reduce the Funds' exposure to insured bonds and increase their allocation to uninsured bonds, with a bias toward health care bonds, particularly bonds for large health care systems, and essential service revenue bonds, such as public power and water and sewer issues. We feel these sectors may enable the Funds to potentially pick up incremental yield without taking on significant risk. We are watching closely for opportunities to modestly increase the Funds' exposure to bonds rated BBB, including those in the tobacco and health care sectors. Finally, given the current flatness of the yield curve and our anticipation of a steeper yield curve going forward, we may also look to increase the Funds' allocation to the intermediate segment of the tax-exempt yield curve over the coming months.

      GOING FORWARD, WE BELIEVE THE MAJOR FACTOR AFFECTING THE MUNICIPAL MARKET MAY WELL BE THE UNEXPECTED SLOWDOWN IN NEW ISSUE SUPPLY SEEN DURING THE FIRST EIGHT MONTHS OF 2006.

      We intend to maintain our focus on seeking higher-quality securities with good structure and on further diversifying the portfolios. Each Fund's emphasis continues to be on generating a high level of income generally exempt from federal income tax as well as from the respective state and local taxes.


------------------------------------------------------------------------------

RIVERSOURCE STATE TAX-EXEMPT FUNDS - 2006 ANNUAL REPORT 31

THE FUND'S LONG-TERM PERFORMANCE

The chart on the facing page illustrates the total value of an assumed $10,000 investment in RiverSource California Tax-Exempt Fund Class A shares (from 9/1/96 to 8/31/06) as compared to the performance of three widely cited performance indices, the Lehman Brothers California 2 Plus Year Municipal Bond Index, the Lehman Brothers Municipal Bond Index, and the Lipper California Municipal Debt Funds Index. In comparing the Fund's Class A shares to these indices, you should take into account the fact that the Fund's performance reflects the maximum sales charge of 4.75%, while such charges are not reflected in the performance of the indices. Returns for the Fund include the reinvestment of any distribution paid during each period.

The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial institution or visiting riversource.com/funds. Also see "Past Performance" in the Fund's current prospectus.

COMPARATIVE RESULTS

Results at Aug. 31, 2006

                                                                                   SINCE
                                       1 YEAR    3 YEARS   5 YEARS   10 YEARS   INCEPTION(4)
RIVERSOURCE CALIFORNIA TAX-EXEMPT FUND (INCLUDES SALES CHARGE)
Class A Cumulative value of $10,000    $ 9,777   $11,061   $11,763   $ 15,706     $30,134
      Average annual total return        -2.23%    +3.42%    +3.30%     +4.62%      +5.66%
LEHMAN BROTHERS CALIFORNIA 2 PLUS YEAR MUNICIPAL BOND INDEX(1)
      Cumulative value of $10,000      $10,336   $11,924   $12,848   $ 18,339         N/A
      Average annual total return        +3.36%    +6.04%    +5.14%     +6.25%        N/A
LEHMAN BROTHERS MUNICIPAL BOND INDEX(2)
      Cumulative value of $10,000      $10,303   $11,623   $12,732   $ 17,871     $37,767
      Average annual total return        +3.03%    +5.14%    +4.95%     +5.98%      +6.87%
LIPPER CALIFORNIA MUNICIPAL DEBT FUNDS INDEX(3)
      Cumulative value of $10,000      $10,320   $11,766   $12,480   $ 17,210     $34,128
      Average annual total return        +3.20%    +5.57%    +4.53%     +5.58%      +6.33%


------------------------------------------------------------------------------

32 RIVERSOURCE STATE TAX-EXEMPT FUNDS - 2006 ANNUAL REPORT

                  VALUE OF A HYPOTHETICAL $10,000 INVESTMENT IN
                     RIVERSOURCE CALIFORNIA TAX-EXEMPT FUND

[THE FOLLOWING TABLE WAS REPRESENTED AS A LINE GRAPH IN THE PRINTED MATERIAL.]

  RiverSource California      Lehman Brothers                                    Lipper California
 Tax-Exempt Fund Class A   California 2 Plus Year   Lehman Brothers Municipal   Municipal Debt Funds
 (includes sales charge)  Municipal Bond Index(1)          Bond Index(2)               Index(3)
-----------------------   -----------------------   -------------------------   --------------------
       $  9,525                   $ 10,000                   $ 10,000                 $ 10,000
       $ 10,326                   $ 10,987                   $ 10,924                 $ 10,923
       $ 11,141                   $ 11,981                   $ 11,869                 $ 11,883
       $ 11,022                   $ 12,015                   $ 11,928                 $ 11,777
       $ 11,794                   $ 12,978                   $ 12,736                 $ 12,599
       $ 12,720                   $ 14,270                   $ 14,034                 $ 13,786
       $ 13,392                   $ 15,077                   $ 14,909                 $ 14,398
       $ 13,526                   $ 15,381                   $ 15,377                 $ 14,626
       $ 14,459                   $ 16,662                   $ 16,471                 $ 15,704
       $ 15,302                   $ 17,743                   $ 17,345                 $ 16,676
       $ 15,706                   $ 18,339                   $ 17,871                 $ 17,210

(1) The Lehman Brothers California 2 Plus Year Municipal Bond Index, an unmanaged index, is a market value-weighted index of California investment-grade fixed-rate municipal bonds with maturities of two years or more.

(2) The Lehman Brothers Municipal Bond Index, an unmanaged index, is made up of a representative list of general obligation, revenue, insured and pre-refunded bonds. The index is frequently used as a general measure of tax-exempt bond market performance. The indexes reflect reinvestment of all distributions and changes in market prices, but exclude brokerage commissions or other fees.

(3) The Lipper California Municipal Debt Funds Index includes the 30 largest municipal debt funds in California tracked by Lipper Inc.

(4) Fund data is from Aug. 18, 1986. Lehman Brothers Municipal Bond Index and Lipper peer group data is from Sept. 1, 1986. The Fund began operating before the inception of the Lehman Brothers California 2 Plus
      Year Municipal Bond Index.


------------------------------------------------------------------------------

RIVERSOURCE STATE TAX-EXEMPT FUNDS - 2006 ANNUAL REPORT 33

THE FUND'S LONG-TERM PERFORMANCE

The chart on the facing page illustrates the total value of an assumed $10,000 investment in RiverSource Massachusetts Tax-Exempt Fund Class A shares (from 9/1/96 to 8/31/06) as compared to the performance of three widely cited performance indices, the Lehman Brothers Massachusetts 3 Plus Year Enhanced Municipal Bond Index, the Lehman Brothers Municipal Bond Index, and the Lipper Massachusetts Municipal Debt Funds Index. In comparing the Fund's Class A shares to these indices, you should take into account the fact that the Fund's performance reflects the maximum sales charge of 4.75%, while such charges are not reflected in the performance of the indices. Returns for the Fund include the reinvestment of any distribution paid during each period.

The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial institution or visiting riversource.com/funds. Also see "Past Performance" in the Fund's current prospectus.

COMPARATIVE RESULTS

Results at Aug. 31, 2006

                                                                                                                          SINCE
                                                                              1 YEAR    3 YEARS   5 YEARS   10 YEARS   INCEPTION(4)
RIVERSOURCE MASSACHUSETTS TAX-EXEMPT FUND (INCLUDES SALES CHARGE)
Class A Cumulative value of $10,000                                           $ 9,727   $10,769   $11,492   $ 15,135     $28,002
        Average annual total return                                             -2.73%    +2.50%    +2.82%     +4.23%      +5.52%
LEHMAN BROTHERS MASSACHUSETTS 3 PLUS YEAR ENHANCED MUNICIPAL BOND INDEX(1)
        Cumulative value of $10,000                                           $10,280   $11,616   $12,836   $ 18,134         N/A
        Average annual total return                                             +2.80%    +5.12%    +5.12%     +6.13%        N/A
LEHMAN BROTHERS MUNICIPAL BOND INDEX(2)
        Cumulative value of $10,000                                           $10,303   $11,623   $12,732   $ 17,871     $36,518
        Average annual total return                                             +3.03%    +5.14%    +4.95%     +5.98%      +6.99%
LIPPER MASSACHUSETTS MUNICIPAL DEBT FUNDS INDEX(3)
        Cumulative value of $10,000                                           $10,261   $11,494   $12,432   $ 16,870         N/A
        Average annual total return                                             +2.61%    +4.75%    +4.45%     +5.37%        N/A


------------------------------------------------------------------------------

34 RIVERSOURCE STATE TAX-EXEMPT FUNDS - 2006 ANNUAL REPORT

                 VALUE OF A HYPOTHETICAL $10,000 INVESTMENT IN
                   RIVERSOURCE MASSACHUSETTS TAX-EXEMPT FUND

[THE FOLLOWING TABLE WAS REPRESENTED AS A LINE GRAPH IN THE PRINTED MATERIAL.]

                                Lehman Brothers
RiverSource Massachusetts   Massachusetts 3 Plus Year                               Lipper Massachusetts
 Tax-Exempt Fund Class A     Enhanced Municipal Bond    Lehman Brothers Municipal   Municipal Debt Funds
 (includes sales charge)            Index(1)                  Bond Index(2)               Index(3)
-------------------------   -------------------------   -------------------------   --------------------
        $  9,525                     $ 10,000                    $ 10,000                  $ 10,000
        $ 10,358                     $ 10,933                    $ 10,924                  $ 10,877
        $ 11,196                     $ 11,914                    $ 11,869                  $ 11,783
        $ 11,067                     $ 11,907                    $ 11,928                  $ 11,643
        $ 11,524                     $ 12,732                    $ 12,736                  $ 12,291
        $ 12,542                     $ 14,128                    $ 14,034                  $ 13,567
        $ 13,280                     $ 15,085                    $ 14,909                  $ 14,285
        $ 13,386                     $ 15,608                    $ 15,377                  $ 14,676
        $ 14,200                     $ 16,770                    $ 16,471                  $ 15,638
        $ 14,820                     $ 17,640                    $ 17,345                  $ 16,441
        $ 15,135                     $ 18,134                    $ 17,871                  $ 16,870

(1)   The Lehman Brothers Massachusetts 3 Plus Year Enhanced Municipal Bond
      Index, an unmanaged index, is a market value-weighted index of Massachusetts investment-grade fixed-rate municipal bonds with maturities of three years or more.

(2) The Lehman Brothers Municipal Bond Index, an unmanaged index, is made up of a representative list of general obligation, revenue, insured and pre-refunded bonds. The index is frequently used as a general measure of tax-exempt bond market performance. The indexes reflect reinvestment of all distributions and changes in market prices, but exclude brokerage commissions or other fees.

(3) The Lipper Massachusetts Municipal Debt Funds Index includes the 10 largest municipal debt funds in Massachusetts tracked by Lipper Inc.

(4) Fund data is from July 2, 1987. Lehman Brothers Municipal Bond Index is from July 1, 1987. The Fund began operating before the inception of the Lehman Brothers Massachusetts 3 Plus Year Enhanced Municipal Bond Index and the Lipper peer group.


------------------------------------------------------------------------------

RIVERSOURCE STATE TAX-EXEMPT FUNDS - 2006 ANNUAL REPORT 35

THE FUND'S LONG-TERM PERFORMANCE

The chart on the facing page illustrates the total value of an assumed $10,000 investment in RiverSource Michigan Tax-Exempt Fund Class A shares (from 9/1/96 to 8/31/06) as compared to the performance of three widely cited performance indices, the Lehman Brothers Michigan Municipal Bond Index, the Lehman Brothers Municipal Bond Index, and the Lipper Michigan Municipal Debt Funds Index. In comparing the Fund's Class A shares to these indices, you should take into account the fact that the Fund's performance reflects the maximum sales charge of 4.75%, while such charges are not reflected in the performance of the indices. Returns for the Fund include the reinvestment of any distribution paid during each period.

The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial institution or visiting riversource.com/funds. Also see "Past Performance" in the Fund's current prospectus.

COMPARATIVE RESULTS

Results at Aug. 31, 2006

                                                                                                                          SINCE
                                                                              1 YEAR    3 YEARS   5 YEARS   10 YEARS   INCEPTION(4)
RIVERSOURCE MICHIGAN TAX-EXEMPT FUND (INCLUDES SALES CHARGE)
Class A Cumulative value of $10,000                                           $ 9,769   $10,848   $11,655   $ 15,209     $28,880
        Average annual total return                                             -2.31%    +2.75%     +3.11%    +4.28%      +5.69%
LEHMAN BROTHERS MICHIGAN MUNICIPAL BOND INDEX(1)
        Cumulative value of $10,000                                           $10,293   $11,507   $12,732   $ 17,919         N/A
        Average annual total return                                             +2.93%    +4.79%     +4.95%    +6.01%        N/A
LEHMAN BROTHERS MUNICIPAL BOND INDEX(2)
        Cumulative value of $10,000                                           $10,303   $11,623   $12,732   $ 17,871     $36,518
        Average annual total return                                             +3.03%    +5.14%     +4.95%    +5.98%      +6.99%
LIPPER MICHIGAN MUNICIPAL DEBT FUNDS INDEX(3)
        Cumulative value of $10,000                                           $10,257   $11,323   $12,249   $ 16,303         N/A
        Average annual total return                                             +2.57%    +4.23%     +4.14%    +5.01%        N/A


------------------------------------------------------------------------------

36 RIVERSOURCE STATE TAX-EXEMPT FUNDS - 2006 ANNUAL REPORT

                 VALUE OF A HYPOTHETICAL $10,000 INVESTMENT IN
                     RIVERSOURCE MICHIGAN TAX-EXEMPT FUND

[THE FOLLOWING TABLE WAS REPRESENTED AS A LINE GRAPH IN THE PRINTED MATERIAL.]

 RiverSource Michigan
Tax-Exempt Fund Class A   Lehman Brothers Michigan       Lehman Brothers       Lipper Michigan Municipal
(includes sales charge)    Municipal Bond Index(1)   Municipal Bond Index(2)      Debt Funds Index(3)
-----------------------   ------------------------   -----------------------   -------------------------
         $  9,525                $ 10,000                  $ 10,000                   $ 10,000
         $ 10,282                $ 10,941                  $ 10,924                   $ 10,821
         $ 11,070                $ 11,921                  $ 11,869                   $ 11,672
         $ 10,972                $ 11,926                  $ 11,928                   $ 11,558
         $ 11,364                $ 12,718                  $ 12,736                   $ 12,141
         $ 12,432                $ 14,075                  $ 14,034                   $ 13,309
         $ 13,105                $ 15,008                  $ 14,909                   $ 14,008
         $ 13,354                $ 15,571                  $ 15,377                   $ 14,400
         $ 14,237                $ 16,589                  $ 16,471                   $ 15,205
         $ 14,829                $ 17,409                  $ 17,345                   $ 15,895
         $ 15,209                $ 17,919                  $ 17,871                   $ 16,303

(1) The Lehman Brothers Michigan Municipal Bond Index, an unmanaged index, is a subset of the Lehman Brothers Municipal Bond Index. The index is made up of investment-grade, tax-exempt, and fixed-rate bonds issued in the state of Michigan. All securities have effective maturities greater than one year and are selected from issues larger than $50 million.

(2) The Lehman Brothers Municipal Bond Index, an unmanaged index, is made up of a representative list of general obligation, revenue, insured and pre-refunded bonds. The index is frequently used as a general measure of tax-exempt bond market performance. The indexes reflect reinvestment of all distributions and changes in market prices, but exclude brokerage commissions or other fees.

(3) The Lipper Michigan Municipal Debt Funds Index includes the 10 largest municipal debt funds in Michigan tracked by Lipper Inc.

(4) Fund data is from July 2, 1987. Lehman Brothers Municipal Bond Index is from July 1, 1987. The Fund began operating before the inception of the Lehman Brothers Michigan Municipal Bond Index and the Lipper peer group.


------------------------------------------------------------------------------

RIVERSOURCE STATE TAX-EXEMPT FUNDS - 2006 ANNUAL REPORT 37

THE FUND'S LONG-TERM PERFORMANCE

The chart on the facing page illustrates the total value of an assumed $10,000 investment in RiverSource Minnesota Tax-Exempt Fund Class A shares (from 9/1/96 to 8/31/06) as compared to the performance of three widely cited performance indices, the Lehman Brothers Minnesota 3 Plus Year Enhanced Municipal Bond Index, the Lehman Brothers Municipal Bond Index, and the Lipper Minnesota Municipal Debt Funds Index. In comparing the Fund's Class A shares to these indices, you should take into account the fact that the Fund's performance reflects the maximum sales charge of 4.75%, while such charges are not reflected in the performance of the indices. Returns for the Fund include the reinvestment of any distribution paid during each period.

The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial institution or visiting riversource.com/funds. Also see "Past Performance" in the Fund's current prospectus.

COMPARATIVE RESULTS

Results at Aug. 31, 2006

                                                                                              SINCE
                                                   1 YEAR   3 YEARS   5 YEARS   10 YEARS   INCEPTION(4)
RIVERSOURCE MINNESOTA TAX-EXEMPT FUND (INCLUDES SALES CHARGE)
Class A Cumulative value of $10,000               $ 9,760   $10,788   $11,717   $ 15,514     $30,421
        Average annual total return                 -2.40%    +2.56%    +3.22%     +4.49%      +5.71%
LEHMAN BROTHERS MINNESOTA 3 PLUS YEAR ENHANCED MUNICIPAL BOND INDEX(1)
        Cumulative value of $10,000               $10,303   $11,583   $12,769   $ 17,794         N/A
        Average annual total return                 +3.03%    +5.02%    +5.01%     +5.93%        N/A
LEHMAN BROTHERS MUNICIPAL BOND INDEX(2)
        Cumulative value of $10,000               $10,303   $11,623   $12,732   $ 17,871     $37,767
        Average annual total return                 +3.03%    +5.14%    +4.95%     +5.98%      +6.87%
LIPPER MINNESOTA MUNICIPAL DEBT FUNDS INDEX(3)
        Cumulative value of $10,000               $10,272   $11,471   $12,462   $ 16,526         N/A
        Average annual total return                 +2.72%    +4.68%    +4.50%     +5.15%        N/A


------------------------------------------------------------------------------

38 RIVERSOURCE STATE TAX-EXEMPT FUNDS - 2006 ANNUAL REPORT

                 VALUE OF A HYPOTHETICAL $10,000 INVESTMENT IN
                     RIVERSOURCE MINNESOTA TAX-EXEMPT FUND

[THE FOLLOWING TABLE WAS REPRESENTED AS A LINE GRAPH IN THE PRINTED MATERIAL.]

 RiverSource Minnesota    Lehman Brothers Minnesota
Tax-Exempt Fund Class A     3 Plus Year Enhanced          Lehman Brothers         Lipper Minnesota
(includes sales charge)    Municipal Bond Index(1)    Municipal Bond Index(2)   Municipal Debt Funds
-----------------------   -------------------------   -----------------------   --------------------
        $  9,525                    $ 10,000                  $ 10,000                 $ 10,000
        $ 10,332                    $ 10,922                  $ 10,924                 $ 10,811
        $ 11,168                    $ 11,857                  $ 11,869                 $ 11,666
        $ 11,160                    $ 11,883                  $ 11,928                 $ 11,625
        $ 11,659                    $ 12,661                  $ 12,736                 $ 12,155
        $ 12,612                    $ 13,935                  $ 14,034                 $ 13,263
        $ 13,378                    $ 14,789                  $ 14,909                 $ 13,968
        $ 13,698                    $ 15,362                  $ 15,377                 $ 14,407
        $ 14,567                    $ 16,420                  $ 16,471                 $ 15,315
        $ 15,141                    $ 17,271                  $ 17,345                 $ 16,088
        $ 15,514                    $ 17,794                  $ 17,871                 $ 16,526

(1) The Lehman Brothers Minnesota 3 Plus Year Enhanced Municipal Bond Index, an unmanaged index, is a market value-weighted index of Minnesota investment-grade fixed-rate municipal bonds with maturities of three years or more.

(2) The Lehman Brothers Municipal Bond Index, an unmanaged index, is made up of a representative list of general obligation, revenue, insured and pre-refunded bonds. The index is frequently used as a general measure of tax-exempt bond market performance. The indexes reflect reinvestment of all distributions and changes in market prices, but exclude brokerage commissions or other fees.

(3) The Lipper Minnesota Municipal Debt Funds Index includes the 10 largest municipal debt funds in Minnesota tracked by Lipper Inc.

(4) Fund data is from Aug. 18, 1986. Lehman Brothers Municipal Bond Index is from Sept. 1, 1986. The Fund began operating before the inception of the Lehman Brothers Minnesota 3 Plus Year Enhanced Municipal Bond Index and the Lipper peer group.


------------------------------------------------------------------------------

RIVERSOURCE STATE TAX-EXEMPT FUNDS - 2006 ANNUAL REPORT 39

THE FUND'S LONG-TERM PERFORMANCE

The chart on the facing page illustrates the total value of an assumed $10,000 investment in RiverSource New York Tax-Exempt Fund Class A shares (from 9/1/96 to 8/31/06) as compared to the performance of three widely cited performance indices, the Lehman Brothers New York 4 Plus Year Municipal Bond Index, the Lehman Brothers Municipal Bond Index, and the Lipper New York Municipal Debt Funds Index. In comparing the Fund's Class A shares to these indices, you should take into account the fact that the Fund's performance reflects the maximum sales charge of 4.75%, while such charges are not reflected in the performance of the indices. Returns for the Fund include the reinvestment of any distribution paid during each period.

The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial institution or visiting riversource.com/funds. Also see "Past Performance" in the Fund's current prospectus.

COMPARATIVE RESULTS

Results at Aug. 31, 2006

                                                                                              SINCE
                                                  1 YEAR    3 YEARS   5 YEARS   10 YEARS   INCEPTION(4)
RIVERSOURCE NEW YORK TAX-EXEMPT FUND (INCLUDES SALES CHARGE)
Class A Cumulative value of $10,000               $ 9,757   $10,810   $11,677   $ 15,567     $29,233
        Average annual total return                 -2.43%    +2.63%    +3.15%     +4.53%      +5.50%
LEHMAN BROTHERS NEW YORK 4 PLUS YEAR MUNICIPAL BOND INDEX(1)
        Cumulative value of $10,000               $10,313   $11,759   $12,903   $ 18,647         N/A
        Average annual total return                 +3.13%    +5.55%    +5.23%     +6.43%        N/A
LEHMAN BROTHERS MUNICIPAL BOND INDEX(2)
        Cumulative value of $10,000               $10,303   $11,623   $12,732   $ 17,871     $38,196
        Average annual total return                 +3.03%    +5.14%    +4.95%     +5.98%      +6.87%
LIPPER NEW YORK MUNICIPAL DEBT FUNDS INDEX(3)
        Cumulative value of $10,000               $10,289   $11,514   $12,373   $ 16,792     $33,264
        Average annual total return                 +2.89%    +4.81%    +4.35%     +5.32%      +6.14%


------------------------------------------------------------------------------

40 RIVERSOURCE STATE TAX-EXEMPT FUNDS - 2006 ANNUAL REPORT

                 VALUE OF A HYPOTHETICAL $10,000 INVESTMENT IN
                     RIVERSOURCE NEW YORK TAX-EXEMPT FUND

[THE FOLLOWING TABLE WAS REPRESENTED AS A LINE GRAPH IN THE PRINTED MATERIAL.]

 RiverSource New York
Tax-Exempt Fund Class A       Lehman Brothers New York 4          Lehman Brothers       Lipper New York Municipal
(includes sales charge)   Plus Year Municipal Bond Index(1)   Municipal Bond Index(2)      Debt Funds Index(3)
-----------------------   ---------------------------------   -----------------------   -------------------------
        $  9,525                        $ 10,000                     $ 10,000                    $ 10,000
        $ 10,382                        $ 11,064                     $ 10,924                    $ 10,907
        $ 11,197                        $ 12,128                     $ 11,869                    $ 11,841
        $ 11,102                        $ 12,134                     $ 11,928                    $ 11,651
        $ 11,644                        $ 13,004                     $ 12,736                    $ 12,278
        $ 12,699                        $ 14,456                     $ 14,034                    $ 13,573
        $ 13,468                        $ 15,339                     $ 14,909                    $ 14,247
        $ 13,713                        $ 15,859                     $ 15,377                    $ 14,584
        $ 14,551                        $ 17,086                     $ 16,471                    $ 15,519
        $ 15,196                        $ 18,081                     $ 17,345                    $ 16,320
        $ 15,567                        $ 18,647                     $ 17,871                    $ 16,792

(1) The Lehman Brothers New York 4 Plus Year Municipal Bond Index, an unmanaged index, is a market value-weighted index of New York investment-grade fixed-rate municipal bonds with maturities of four years or more.

(2) The Lehman Brothers Municipal Bond Index, an unmanaged index, is made up of a representative list of general obligation, revenue, insured and pre-refunded bonds. The index is frequently used as a general measure of tax-exempt bond market performance. The indexes reflect reinvestment of all distributions and changes in market prices, but exclude brokerage commissions or other fees.

(3) The Lipper New York Municipal Debt Funds Index includes the 30 largest municipal debt funds in New York tracked by Lipper Inc.

(4) Fund data is from Aug. 18, 1986. Lehman Brothers Municipal Bond Index and Lipper peer group data is from Sept. 1, 1986. The Fund began operating before the inception of the Lehman Brothers New York 4 Plus
      Year Municipal Bond Index.


------------------------------------------------------------------------------

RIVERSOURCE STATE TAX-EXEMPT FUNDS - 2006 ANNUAL REPORT 41

THE FUND'S LONG-TERM PERFORMANCE

The chart on the facing page illustrates the total value of an assumed $10,000 investment in RiverSource Ohio Tax-Exempt Fund Class A shares (from 9/1/96 to 8/31/06) as compared to the performance of three widely cited performance indices, the Lehman Brothers Ohio 4 Plus Year Enhanced Municipal Bond Index, the Lehman Brothers Municipal Bond Index, and the Lipper Ohio Municipal Debt Funds Index. In comparing the Fund's Class A shares to these indices, you should take into account the fact that the Fund's performance reflects the maximum sales charge of 4.75%, while such charges are not reflected in the performance of the indices. Returns for the Fund include the reinvestment of any distribution paid during each period.

The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial institution or visiting riversource.com/funds. Also see "Past Performance" in the Fund's current prospectus.

COMPARATIVE RESULTS

Results at Aug. 31, 2006

                                                                                              SINCE
                                                  1 YEAR    3 YEARS   5 YEARS   10 YEARS   INCEPTION(4)
RIVERSOURCE OHIO TAX-EXEMPT FUND (INCLUDES SALES CHARGE)
Class A Cumulative value of $10,000               $ 9,728   $10,668   $11,442   $ 15,041     $27,850
        Average annual total return                 -2.72%    +2.18%    +2.73%     +4.17%      +5.49%
LEHMAN BROTHERS OHIO 4 PLUS YEAR ENHANCED MUNICIPAL BOND INDEX(1)
        Cumulative value of $10,000               $10,300   $11,639   $12,903   $ 17,975         N/A
        Average annual total return                 +3.00%    +5.19%    +5.23%     +6.04%        N/A
LEHMAN BROTHERS MUNICIPAL BOND INDEX(2)
        Cumulative value of $10,000               $10,303   $11,623   $12,732    $17,871     $39,070
        Average annual total return                 +3.03%    +5.14%    +4.95%     +5.98%      +6.99%
LIPPER OHIO MUNICIPAL DEBT FUNDS INDEX(3)
        Cumulative value of $10,000               $10,244   $11,435   $12,361   $ 16,627         N/A
        Average annual total return                 +2.44%    +4.57%    +4.33%     +5.22%        N/A


------------------------------------------------------------------------------

42 RIVERSOURCE STATE TAX-EXEMPT FUNDS - 2006 ANNUAL REPORT

                 VALUE OF A HYPOTHETICAL $10,000 INVESTMENT IN
                       RIVERSOURCE OHIO TAX-EXEMPT FUND

[THE FOLLOWING TABLE WAS REPRESENTED AS A LINE GRAPH IN THE PRINTED MATERIAL.]

   RiverSource Ohio       Lehman Brothers Ohio 4
Tax-Exempt Fund Class A     Plus Year Enhanced          Lehman Brothers       Lipper Ohio Municipal
(includes sales charge)   Municipal Bond Index(1)   Municipal Bond Index(2)    Debt Funds Index(3)
-----------------------   -----------------------   -----------------------   ---------------------
        $  9,525                 $ 10,000                    $ 10,000                $ 10,000
        $ 10,315                 $ 10,920                    $ 10,924                $ 10,828
        $ 11,104                 $ 11,838                    $ 11,869                $ 11,700
        $ 11,071                 $ 11,868                    $ 11,928                $ 11,639
        $ 11,592                 $ 12,655                    $ 12,736                $ 12,261
        $ 12,522                 $ 13,934                    $ 14,034                $ 13,453
        $ 13,243                 $ 14,869                    $ 14,909                $ 14,148
        $ 13,429                 $ 15,446                    $ 15,377                $ 14,542
        $ 14,176                 $ 16,538                    $ 16,471                $ 15,473
        $ 14,728                 $ 17,451                    $ 17,345                $ 16,231
        $ 15,041                 $ 17,975                    $ 17,871                $ 16,627

(1) The Lehman Brothers Ohio 4 Plus Year Enhanced Municipal Bond Index, an unmanaged index, is a market value-weighted index of Ohio investment-grade fixed-rate municipal bonds with maturities of four years or more.

(2) The Lehman Brothers Municipal Bond Index, an unmanaged index, is made up of a representative list of general obligation, revenue, insured and pre-refunded bonds. The index is frequently used as a general measure of tax-exempt bond market performance. The indexes reflect reinvestment of all distributions and changes in market prices, but exclude brokerage commissions or other fees.

(3) The Lipper Ohio Municipal Debt Funds Index includes the 10 largest municipal debt funds in Ohio tracked by Lipper Inc.

(4) Fund data is from July 2, 1987. Lehman Brothers Municipal Bond Index is from July 1, 1987. The Fund began operating before the inception of the Lehman Brothers Ohio 4 Plus Year Enhanced Municipal Bond Index and the
      Lipper peer group.


------------------------------------------------------------------------------

RIVERSOURCE STATE TAX-EXEMPT FUNDS - 2006 ANNUAL REPORT 43

INVESTMENTS IN SECURITIES

RiverSource California Tax-Exempt Fund

AUG. 31, 2006

(Percentages Represent Value of Investments Compared to Net Assets)

MUNICIPAL BONDS (96.6%)

NAME OF                               COUPON      PRINCIPAL         VALUE(a)
ISSUER AND                             RATE         AMOUNT
TITLE OF
ISSUE(d,e)
Abag Finance Authority for Nonprofit Corporations
   Revenue Bonds
   San Diego Hospital Association
   Series 2001A
      08-15-20                         6.13%    $   2,500,000     $   2,710,900
Alhambra City Elementary School District
   Unlimited General Obligation Bonds
   Capital Appreciation
   Zero Coupon
   Series 1999A (FSA)
      09-01-22                         5.95         1,055,000(b)        512,319
Anaheim Union High School District
   Prerefunded Unlimited General Obligation Bonds
   Series 2002A (FSA)
      08-01-16                         5.38         1,550,000         1,697,669
Beaumont Financing Authority
   Revenue Bonds
   Series 2000A
      09-01-32                         7.38         1,955,000         2,099,944
Beverly Hills Public Financing Authority
   Revenue Bonds
   Capital Improvements Project
   Series 1998A
      06-01-23                         5.00         3,000,000         3,077,160
California County Tobacco Securitization Agency
   Asset-backed Revenue Bonds
   Alameda County
   Series 2002
      06-01-29                         5.75           785,000           821,361
      06-01-42                         6.00           240,000           251,640
California Educational Facilities Authority
   Revenue Bonds
   Stanford University
   Series 1997N
       12-01-27                        5.20         1,000,000         1,029,420

MUNICIPAL BONDS (CONTINUED)

NAME OF                               COUPON      PRINCIPAL
ISSUER AND                             RATE         AMOUNT          VALUE(a)
TITLE OF
ISSUE(d,e)
California Educational Facilities Authority
   Revenue Bonds
   University of Southern California
   Series 2003A
      10-01-33                         5.00%    $   2,000,000     $   2,072,380
California Educational Facilities Authority
   Revenue Bonds
   University of the Pacific
   Series 2006
      11-01-25                         5.00         1,685,000         1,753,950
California Health Facilities Financing Authority
   Prerefunded Revenue Bonds
   Sutter Health
   Series 1999A (MBIA)
      08-15-28                         5.35           160,000           169,562
California Health Facilities Financing Authority
   Refunding Revenue Bonds
   Cedars-Sinai Medical Center
   Series 2005
      11-15-18                         5.00         1,500,000         1,582,440
      11-15-34                         5.00         1,525,000         1,567,898
California Health Facilities Financing Authority
   Revenue Bonds
   Catholic Healthcare West
   Series 2004G
      07-01-23                         5.25         3,500,000         3,671,184
California Health Facilities Financing Authority
   Revenue Bonds
   Kaiser Permanente
   Series 2006A
      04-01-39                         5.25         2,000,000         2,104,400
California Health Facilities Financing Authority
   Unrefunded Revenue Bonds
   Sutter Health
   Series 1999 (MBIA)
      08-15-28                         5.35         2,340,000         2,451,127

See accompanying notes to investments in securities.


------------------------------------------------------------------------------

44 RIVERSOURCE STATE TAX-EXEMPT FUNDS - 2006 ANNUAL REPORT

RiverSource California Tax-Exempt Fund

MUNICIPAL BONDS (CONTINUED)

NAME OF                               COUPON      PRINCIPAL         VALUE(a)
ISSUER AND                             RATE         AMOUNT
TITLE OF
ISSUE(d,e)
California Infrastructure & Economic Development Bank
   Prerefunded Revenue Bonds
   Bay Area Toll Bridges
   1st Lien
   Series 2003A (AMBAC)
      07-01-36                         5.00%      $   225,000     $     250,853
California Rural Home Mortgage Finance Authority
   Revenue Bonds
   Mortgage-backed Securities Program
   Series 1998B-5 (GNMA/FNMA/FHLMC) A.M.T.
      12-01-29                         6.35            50,000            50,144
California State Department of Water Resources
   Prerefunded Revenue Bonds
   Series 2002A (MBIA)
      05-01-15                         6.00         2,000,000         2,263,060
California State Department of Water Resources
   Revenue Bonds
   Series 2002A (MBIA)
      05-01-09                         5.25         3,200,000         3,340,543
California State Public Works Board
   Revenue Bonds
   Department of General Services
   Capital East End
   Series 2002A
      12-01-06                         5.00         1,000,000         1,003,290
California Statewide Communities
   Development Authority
   Prerefunded Revenue Bonds
   Thomas Jefferson School of Law Project
   Series 2001
      10-01-31                         7.75         2,500,000         2,925,825
California Statewide Communities
   Development Authority
   Revenue Bonds
   Kaiser Permanente
   Series 2004E
      04-01-32                         3.88           750,000           748,620
California Statewide Communities
   Development Authority
   Revenue Bonds
   Kaiser Permanente
   Series 2006B
      03-01-45                         5.25         1,000,000         1,046,380

MUNICIPAL BONDS (CONTINUED)

NAME OF                               COUPON      PRINCIPAL         VALUE(a)
ISSUER AND                             RATE         AMOUNT
TITLE OF
ISSUE(d,e)
City of Long Beach
   Refunding Revenue Bonds
   Series 2005A (MBIA) A.M.T.
      05-15-20                         5.00%    $   1,500,000     $   1,582,065
      05-15-21                         5.00         1,000,000         1,051,000
City of Los Angeles
   Revenue Bonds
   Series 2003A (FSA)
      02-01-13                         5.00         2,000,000         2,159,960
Commonwealth of Puerto Rico
   Unlimited General Obligation
   Public Improvement Bonds
   Series 2004A
      07-01-24                         5.00         1,000,000(c)      1,031,260
Commonwealth of Puerto Rico
   Unlimited General Obligation Refunding &
   Public Improvement Bonds
   Series 2006B
      07-01-32                         5.25         1,250,000(c)      1,323,675
      07-01-35                         5.00         1,250,000(c)      1,281,125
Contra Costa Water District
   Refunding Revenue Bonds
   Series 2003M (FSA)
      10-01-16                         5.00         1,500,000         1,617,390
County of Riverside
   Certificate of Participation
   Series 1998 (MBIA)
      12-01-21                         5.00         1,530,000         1,581,653
County of San Diego
   Certificate of Participation
   Series 1993 Inverse Floater (AMBAC)
      09-01-07                         7.32         3,200,000(f)      3,327,999
Desert Sands Unified School District
   Refunding Certificate of Participation
   Series 2003 (MBIA)
      03-01-17                         5.25         1,135,000         1,232,894
Encinitas Union School District
   Unlimited General Obligation Bonds
   Capital Appreciation
   Zero Coupon
   Series 1996 (MBIA)
      08-01-15                         5.85         2,500,000(b)      1,740,375

See accompanying notes to investments in securities.


------------------------------------------------------------------------------

RIVERSOURCE STATE TAX-EXEMPT FUNDS - 2006 ANNUAL REPORT 45

RiverSource California Tax-Exempt Fund

MUNICIPAL BONDS (CONTINUED)

NAME OF                               COUPON      PRINCIPAL          VALUE(a)
ISSUER AND                             RATE         AMOUNT
TITLE OF
ISSUE(d,e)
Fontana Unified School District
   Unlimited General Obligation Bonds
   Convertible Capital Appreciation
   Series 1997D (FGIC)
      05-01-22                         5.75%    $   2,000,000     $   2,141,520
Golden State Tobacco Securitization Corporation
   Enhanced Asset-backed Revenue Bonds
   Series 2005A
      06-01-45                         5.00         2,500,000         2,555,325
Golden State Tobacco Securitization Corporation
   Prerefunded Enhanced Asset-backed Revenue Bonds
   Series 2003B (FSA)
      06-01-43                         5.00           110,000           118,315
Golden State Tobacco Securitization Corporation
   Revenue Bonds
   Series 2003A-1
      06-01-33                         6.25         2,490,000         2,734,443
      06-01-39                         6.75         1,250,000         1,408,650
      06-01-40                         6.63           750,000           839,798
Hillsborough School District
   Unlimited General Obligation Bonds
   Capital Appreciation Election of 2002
   Zero Coupon
   Series 2006B
      09-01-23                         4.80         2,285,000(b)      1,062,365
      09-01-24                         4.82         2,640,000(b)      1,169,177
Inglewood Redevelopment Agency
   Refunding Tax Allocation Bonds
   Merged Redevelopment Project
   Series 1998A (AMBAC)
      05-01-23                         5.25         1,100,000         1,235,542
Lake Elsinore Public Financing Authority
   Revenue Bonds
   Series 1997F
      09-01-20                         7.10           800,000           837,544
Lammersville School District
   Community Facilities District
   Special Tax Bonds
   #2002 Mountain House
   Series 2006
      09-01-35                         5.13         1,000,000         1,007,220

MUNICIPAL BONDS (CONTINUED)

NAME OF                               COUPON      PRINCIPAL          VALUE(a)
ISSUER AND                             RATE         AMOUNT
TITLE OF
ISSUE(d,e)
Lancaster Redevelopment Agency
   Refunding Tax Allocation Bonds
   Combined Redevelopment Project Areas
   Series 2003 (MBIA)
      08-01-17                         5.13%    $   1,840,000     $   2,040,284
Los Angeles Department of Water & Power
   Revenue Bonds
   Power System
   Series 2003B (FSA)
      07-01-16                         5.13         1,460,000         1,581,560
      07-01-17                         5.13         2,315,000         2,499,066
Los Angeles Harbor Department
   Refunding Revenue Bonds
   Series 2006A (MBIA) A.M.T.
      08-01-13                         5.00         2,000,000(g)      2,139,440
Los Angeles Harbor Department
   Revenue Bonds
   Series 1988 Escrowed to Maturity
      10-01-18                         7.60           925,000         1,123,154
Los Angeles Unified School District
   Certificate of Participation
   Multiple Properties Project
   Series 2002B Escrowed to Maturity (FSA)
      10-01-08                         5.00         1,000,000         1,030,680
Menlo Park
   Unlimited General Obligation Bonds
   Series 2002
      08-01-32                         5.30         1,900,000         2,029,219
Metropolitan Water District of Southern California
   Prerefunded Revenue Bonds
   Series 1997A
      07-01-26                         5.00         1,735,000         1,785,905
Oxnard School District
   Unlimited General Obligation Refunding Bonds
   Series 2001A (MBIA)
      08-01-30                         5.75         2,575,000         3,064,920
Pittsburg Redevelopment Agency
   Tax Allocation Bonds
   Los Medanos Community Development Project
   Zero Coupon
   Series 1999 (AMBAC)
      08-01-24                         6.05         2,100,000(b)        933,555

See accompanying notes to investments in securities.


------------------------------------------------------------------------------

46 RIVERSOURCE STATE TAX-EXEMPT FUNDS - 2006 ANNUAL REPORT

RiverSource California Tax-Exempt Fund

MUNICIPAL BONDS (CONTINUED)

NAME OF                               COUPON      PRINCIPAL          VALUE(a)
ISSUER AND                             RATE         AMOUNT
TITLE OF
ISSUE(d,e)
Port of Oakland
   Revenue Bonds
   Series 1997G (MBIA) A.M.T.
      11-01-25                         5.38%    $   3,080,000     $   3,196,577
Port of Oakland
   Revenue Bonds
   Series 2000K (FGIC) A.M.T.
      11-01-18                         5.63         1,000,000         1,061,990
Puerto Rico Public Buildings Authority
   Refunding Revenue Bonds
   Government Facilities
   Series 2004J (AMBAC)
      07-01-36                         5.00         1,000,000(c)      1,065,300
Puerto Rico Public Finance Corporation
   Revenue Bonds
   Commonwealth Appropriation
   Series 2004A (MBIA)
      08-01-29                         5.25         1,000,000(c)      1,075,240
San Diego Public Water Facilities Financing Authority
   Revenue Bonds
   Series 2002 (MBIA)
      08-01-26                         5.00         2,500,000         2,606,150
San Diego Unified School District
   Unlimited General Obligation Bonds
   Capital Appreciation
   Zero Coupon
   Series 1999A (FGIC)
      07-01-12                         3.70         3,420,000(b)      2,733,093
San Francisco Bay Area Transit Financing Authority
   Revenue Bonds
   Series 2001 (AMBAC)
      07-01-36                         5.13         2,000,000         2,069,260
San Francisco City & County Airports Commission
   Refunding Revenue Bonds
   2nd Series 2001-27B (FGIC)
      05-01-16                         5.25         2,170,000         2,328,757
San Francisco City & County Public Utilities Commission
   Revenue Bonds
   Series 2002A (MBIA)
      11-01-25                         5.00         2,000,000         2,091,380

MUNICIPAL BONDS (CONTINUED)

NAME OF                               COUPON      PRINCIPAL          VALUE(a)
ISSUER AND                             RATE         AMOUNT
TITLE OF
ISSUE(d,e)
San Juan Unified School District
   Unlimited General Obligation Bonds
   Capital Appreciation
   Zero Coupon
   Series 1999 (FSA)
      08-01-21                         5.68%    $     820,000(b)  $     423,702
      08-01-24                         5.70         1,810,000(b)        804,636
San Mateo County Community College District
   Unlimited General Obligation Bonds
   Election of 2001
   Series 2002A (FGIC)
      09-01-18                         5.38         1,000,000         1,089,760
San Ysidro School District
   Unlimited General Obligation Bonds
   Capital Appreciation
   Election of 1997
   Zero Coupon
   Series 2005D (FGIC)
      08-01-27                         4.91         2,500,000(b)        958,375
Santa Maria Joint Union High School District
   Prerefunded Unlimited General Obligation Bonds
   Election of 2000
   Series 2003B (FSA)
      08-01-27                         5.00         3,000,000         3,295,799
Semitropic Improvement District
   Revenue Bonds
   Series 2004A (XLCA)
      12-01-28                         5.00         2,000,000         2,080,620
State of California
   Prerefunded Unlimited General Obligation Bonds
   Series 2000
      05-01-19                         5.63         1,365,000         1,471,224
      10-01-25                         5.38         2,500,000         2,672,944
State of California
   Unlimited General Obligation Bonds
   Series 2001
      03-01-31                         5.13         2,500,000         2,575,100
      06-01-31                         5.13         2,500,000         2,578,400
State of California
   Unlimited General Obligation Bonds
   Series 2002
      02-01-15                         6.00         1,000,000(g)      1,146,870

See accompanying notes to investments in securities.


------------------------------------------------------------------------------

RIVERSOURCE STATE TAX-EXEMPT FUNDS - 2006 ANNUAL REPORT 47

RiverSource California Tax-Exempt Fund

MUNICIPAL BONDS (CONTINUED)

NAME OF                               COUPON      PRINCIPAL          VALUE(a)
ISSUER AND                             RATE         AMOUNT
TITLE OF
ISSUE(d,e)
State of California
   Unlimited General Obligation Bonds
   Series 2003
      02-01-10                         5.00%    $   1,000,000     $   1,043,770
      02-01-21                         5.25         2,500,000         2,678,975
      02-01-29                         5.25         2,500,000         2,633,025
      02-01-32                         5.00         2,500,000         2,577,850
State of California
   Unlimited General Obligation Bonds
   Series 2003 (FGIC)
      11-01-20                         5.25         1,000,000         1,084,160
State of California
   Unlimited General Obligation Bonds
   Series 2004
      03-01-14                         5.25         2,000,000         2,184,680
      04-01-29                         5.30         2,000,000         2,135,980
      02-01-33                         5.00         1,000,000         1,033,050
State of California
   Unlimited General Obligation Bonds
   Series 2004 (FGIC)
      02-01-33                         5.00         2,500,000         2,600,200
State of California
   Unlimited General Obligation Bonds
   Series 2004A
      01-01-11                         5.25         1,000,000         1,065,820
State of California
   Unlimited General Obligation Bonds
   Series 2004A (FGIC)
      07-01-17                         5.00         2,000,000         2,119,140
State of California
   Unlimited General Obligation Bonds
   Various Purpose
   Series 2003
      11-01-22                         5.00         2,000,000         2,096,600
      11-01-23                         5.13         2,500,000         2,638,300
      11-01-24                         5.13         2,000,000         2,108,120
      11-01-29                         5.25           500,000           530,850
State of California
   Unlimited General Obligation Bonds
   Veterans
   Series 2000BJ A.M.T.
      12-01-12                         4.95         2,250,000         2,314,058
      12-01-13                         5.05         1,435,000(g)      1,477,103
      12-01-14                         5.15         2,535,000         2,607,983

MUNICIPAL BONDS (CONTINUED)

NAME OF                               COUPON      PRINCIPAL          VALUE(a)
ISSUER AND                             RATE         AMOUNT
TITLE OF
ISSUE(d,e)
State of California
   Unrefunded Unlimited General Obligation Bonds
   Series 2000
      05-01-19                         5.63%    $     400,000     $     428,852
Stockton
   Revenue Bonds
   Mortgage-backed Securities Program
   Series 1990A (GNMA/FNMA/FHLMC) A.M.T.
      02-01-23                         7.50            30,000            30,221
Tobacco Securitization Authority of Northern California
   Prerefunded Asset-backed Revenue Bonds
   Series 2001A
      06-01-41                         5.38           255,000           274,877
Tobacco Securitization Authority of Southern California
   Revenue Bonds
   Series 2006-A1
      06-01-37                         5.00         2,000,000         1,991,120
University of California
   Revenue Bonds
   Multiple Purpose Projects
   Series 2003Q (FSA)
      09-01-18                         5.00         2,000,000         2,120,900
University of California
   Revenue Bonds
   Multiple Purpose
   Series 2000K (FGIC)
      09-01-20                         5.00         1,010,000         1,045,481
Walnut Energy Center Authority
   Revenue Bonds
   Series 2004A (AMBAC)
      01-01-29                         5.00         2,500,000         2,603,975
      01-01-34                         5.00         1,000,000         1,036,500
Whittier Union High School District
   Prerefunded Unlimited General Obligation Bonds
   Election of 1999
   Series 2003D (FSA)
      08-01-28                         5.00         2,615,000         2,831,862
-------------------------------------------------------------------------------

TOTAL MUNICIPAL BONDS
   (Cost: $168,032,081)                                           $ 175,087,776
-------------------------------------------------------------------------------

See accompanying notes to investments in securities.


------------------------------------------------------------------------------

48 RIVERSOURCE STATE TAX-EXEMPT FUNDS - 2006 ANNUAL REPORT

RiverSource California Tax-Exempt Fund

MUNICIPAL NOTES (2.3%)

ISSUE(d,e,h)                      EFFECTIVE         AMOUNT           VALUE(a)
                                    YIELD         PAYABLE AT
                                                   MATURITY
California Infrastructure & Economic Development Bank
   Revenue Bonds
   Rand Corporation
   V.R.D.N. Series 2002B
   (JPMorgan Chase Bank) AMBAC
      04-01-42                      3.30%       $   1,300,000     $   1,300,000
California State Department of Water Resources
   Revenue Bonds
   V.R.D.N. Series 2002B-3
   (Bank of New York)
      05-01-22                      3.50              100,000           100,000
California State Department of Water Resources
   Revenue Bonds
   V.R.D.N. Series 2005F-4
   (Bank of America)
      05-01-22                      3.50            1,600,000         1,600,000

MUNICIPAL NOTES (CONTINUED)

ISSUE(d,e,h)                      EFFECTIVE         AMOUNT           VALUE(a)
                                    YIELD         PAYABLE AT
                                                   MATURITY
Irvine
   Limited Obligation Assessment Revenue Bonds
   V.R.D.N. Series 2006-B
   (KBC Bank)
      09-02-30                      3.23%       $   1,200,000     $   1,200,000
-------------------------------------------------------------------------------

TOTAL MUNICIPAL NOTES
(Cost: $4,200,000)                                                $   4,200,000
-------------------------------------------------------------------------------

TOTAL INVESTMENTS IN SECURITIES
(Cost: $172,232,081)(i)                                           $ 179,287,776
===============================================================================

NOTES TO INVESTMENTS IN SECURITIES

(a) Securities are valued by procedures described in Note 1 to the financial statements.

(b) For zero coupon bonds, the interest rate disclosed represents the annualized effective yield on the date of acquisition.

(c) Municipal obligations include debt obligations issued by or on behalf of states, territories, possessions, or sovereign nations within the territorial boundaries of the United States. The securities represented
      3.2% of net assets at Aug. 31, 2006.

(d) The following abbreviations may be used in the portfolio security descriptions to identify the insurer of the issue:

      ACA   -- ACA Financial Guaranty Corporation
      AMBAC -- Ambac Assurance Corporation
      BIG   -- Bond Investors Guarantee
      CGIC  -- Capital Guaranty Insurance Company
      CIFG  -- IXIS Financial Guaranty
      FGIC  -- Financial Guaranty Insurance Company
      FHA   -- Federal Housing Authority
      FNMA  -- Federal National Mortgage Association
      FHLMC -- Federal Home Loan Mortgage Corporation
      FSA   -- Financial Security Assurance
      GNMA  -- Government National Mortgage Association
      MBIA  -- MBIA Insurance Corporation
      XLCA  -- XL Capital Assurance


------------------------------------------------------------------------------

RIVERSOURCE STATE TAX-EXEMPT FUNDS - 2006 ANNUAL REPORT 49

RiverSource California Tax-Exempt Fund

(e)   The following abbreviations may be used in the portfolio descriptions:

      A.M.T.   - Alternative Minimum Tax - At Aug. 31, 2006, the value of securities subject to alternative minimum tax represented 8.6% of net assets.
      B.A.N.   - Bond Anticipation Note
      C.P.     - Commercial Paper
      R.A.N.   - Revenue Anticipation Note
      T.A.N.   - Tax Anticipation Note
      T.R.A.N. - Tax & Revenue Anticipation Note
      V.R.     - Variable Rate
      V.R.D.B. - Variable Rate Demand Bond
      V.R.D.N. - Variable Rate Demand Note

(f) Inverse floaters represent securities that pay interest at a rate that increases (decreases) in the same magnitude as, or in a multiple of, a decline (increase) in market short-term rates. Interest rate disclosed is the rate in effect on Aug. 31, 2006. At Aug. 31, 2006, the value of inverse floaters represented 1.8% of net assets.

(g) Partially pledged as initial deposit on the following open interest rate futures contracts (see Note 5 to the financial statements):

      TYPE OF SECURITY                                        NOTIONAL AMOUNT
      ------------------------------------------------------------------------
      SALE CONTRACTS
      U.S. Long Bond, Dec. 2006, 20-year                        $1,400,000
      U.S. Treasury Note, Dec. 2006, 10-year                     2,400,000

(h) The Fund is entitled to receive principal and interest from the party within parentheses after a day or a week's notice or upon maturity. The maturity date disclosed represents the final maturity. Interest rate varies to reflect current market conditions; rate shown is the effective rate on Aug. 31, 2006.

(i) At Aug. 31, 2006, the cost of securities for federal income tax purposes was $172,194,581 and the aggregate gross unrealized appreciation and depreciation based on that cost was:

      Unrealized appreciation                                      $7,216,133
      Unrealized depreciation                                        (122,938)
      ------------------------------------------------------------------------
      Net unrealized appreciation                                  $7,093,195
      ------------------------------------------------------------------------

HOW TO FIND INFORMATION ABOUT THE FUND'S PORTFOLIO HOLDINGS

(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii) The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330); and

(iv) The Fund's complete schedule of portfolio holdings, as disclosed in its annual and semiannual shareholder reports and in its filings on Form N-Q, can be found at riversource.com/funds.


------------------------------------------------------------------------------

50 RIVERSOURCE STATE TAX-EXEMPT FUNDS - 2006 ANNUAL REPORT

INVESTMENTS IN SECURITIES

RiverSource Massachusetts Tax-Exempt Fund

AUG. 31, 2006

(Percentages represent value of investments compared to net assets)

MUNICIPAL BONDS (96.3%)

NAME OF                               COUPON      PRINCIPAL          VALUE(a)
ISSUER AND                             RATE         AMOUNT
TITLE OF
ISSUE(d,e)
Boston Metropolitan District
   Unlimited General Obligation Refunding Bonds
   Series 2002A
      12-01-11                         5.13%     $2,050,000         $2,187,781
City of Boston
   Revenue Bonds
   Series 2004A
      11-01-22                         5.00       1,000,000          1,058,230
City of Boston
   Unlimited General Obligation Bonds
   Series 2005A
      01-01-14                         5.00       1,000,000          1,081,970
City of Boston
   Unlimited General Obligation Refunding Bonds
   Series 2003A (MBIA)
      02-01-23                         5.00       1,000,000          1,045,040
City of Springfield
   Limited General Obligation Bonds
   State Qualified
   Series 2003 (MBIA)
      01-15-20                         5.25       1,405,000          1,515,756
Commonwealth of Massachusetts
   Limited General Obligation Bonds
   Consolidated Loan
   Series 2002C (FSA)
      11-01-15                         5.50       2,500,000          2,817,599
Commonwealth of Massachusetts
   Limited General Obligation Refunding Bonds
   Series 1997A (AMBAC)
      08-01-10                         5.75       2,185,000          2,355,364
Commonwealth of Massachusetts
   Limited General Obligation Refunding Bonds
   Series 2004B
      08-01-22                         5.25         500,000            560,435
Commonwealth of Massachusetts
   Limited General Obligation Refunding Bonds
   Series 2004B (MBIA)
      08-01-27                         5.25         500,000            571,040

MUNICIPAL BONDS (CONTINUED)

NAME OF                               COUPON      PRINCIPAL          VALUE(a)
ISSUER AND                             RATE         AMOUNT
TITLE OF
ISSUE(d,e)
Commonwealth of Massachusetts
   Prerefunded Limited General Obligation Bonds
   Consolidated Loan
   Series 2002A (FGIC)
      01-01-14                         5.00%     $2,500,000         $2,575,974
Commonwealth of Massachusetts
   Prerefunded Limited General Obligation Bonds
   Consolidated Loan
   Series 2002C
      11-01-30                         5.25       2,000,000          2,161,101
Commonwealth of Massachusetts
   Prerefunded Unlimited General Obligation Bonds
   Consolidated Loan
   Series 2003D
      10-01-22                         5.25       1,000,000          1,087,830
Commonwealth of Massachusetts
   Refunding Revenue Bonds
   Series 2005 (FGIC)
      01-01-28                         5.50         500,000            585,480
Commonwealth of Massachusetts
   Revenue Bonds
   Grant Anticipation Notes
   Series 1998A (FSA)
      06-15-09                         5.25       1,500,000(f)       1,563,105
Commonwealth of Massachusetts
   Special Obligation Refunding Bonds
   Federal Highway Grant Anticipation Notes
   Series 2003A (FSA)
      12-15-14                         5.00       1,000,000          1,079,300
Commonwealth of Massachusetts
   Unlimited General Obligation Bonds
   Consolidated Loan
   Series 2005B
      08-01-14                         5.00         750,000(f)         810,383
Commonwealth of Massachusetts
   Unlimited General Obligation Refunding Bonds
   Series 2004A (FSA)
      08-01-20                         5.25         500,000            562,150

See accompanying notes to investments in securities.


------------------------------------------------------------------------------

RIVERSOURCE STATE TAX-EXEMPT FUNDS - 2006 ANNUAL REPORT 51

RiverSource Massachusetts Tax-Exempt Fund

NAME OF                               COUPON      PRINCIPAL          VALUE(a)
ISSUER AND                             RATE         AMOUNT
TITLE OF
ISSUE(d,e)
Commonwealth of Puerto Rico
   Unlimited General Obligation Public Improvement Bonds
   Series 2001 (FSA)
      07-01-16                         5.50%     $  500,000(c)      $  567,775
Commonwealth of Puerto Rico
   Unlimited General Obligation Public Improvement Bonds
   Series 2001A (FGIC)
      07-01-29                         5.50         500,000(c)         593,145
Commonwealth of Puerto Rico
   Unlimited General Obligation Public Improvement Bonds
   Series 2006A
      07-01-27                         5.25         375,000(c)         398,018
Commonwealth of Puerto Rico
   Unlimited General Obligation Refunding & Public
   Improvement Bonds
   Series 2006B
      07-01-32                         5.25         375,000(c)         397,103
      07-01-35                         5.00         250,000(c)         256,225
Massachusetts Bay Transportation Authority
   Prerefunded Special Assessment Bonds
   Series 2005A
      07-01-25                         5.00         250,000            264,788
      07-01-26                         5.00         250,000            264,223
Massachusetts Bay Transportation Authority
   Refunding Revenue Bonds
   Series 1992B
      03-01-16                         6.20       1,500,000          1,720,470
Massachusetts Bay Transportation Authority
   Revenue Bonds
   Series 2005A
      07-01-30                         5.00         450,000            495,923
      07-01-31                         5.00         500,000            550,620
Massachusetts Development Finance Agency
   Prerefunded Revenue Bonds
   Briarwood
   Series 2001B
      12-01-30                         8.25         750,000            887,723

MUNICIPAL BONDS (CONTINUED)

NAME OF                               COUPON      PRINCIPAL          VALUE(a)
ISSUER AND                             RATE         AMOUNT
TITLE OF
ISSUE(d,e)
Massachusetts Development Finance Agency
   Revenue Bonds
   Devens Electric System
   Series 2001
      12-01-30                         6.00%     $1,000,000         $1,071,060
Massachusetts Development Finance Agency
   Revenue Bonds
   May Institute
   Series 1999 (Radian Group Financial Guaranty)
      09-01-29                         5.75       1,000,000          1,048,630
Massachusetts Development Finance Agency
   Revenue Bonds
   Smith College
   Series 2005
      07-01-35                         5.00         500,000            518,740
Massachusetts Health & Educational Facilities Authority
   Revenue Bonds
   Boston College
   Series 2003N
      06-01-21                         5.25       1,000,000          1,078,620
Massachusetts Health & Educational Facilities Authority
   Revenue Bonds
   Harvard University
   Series 2002FF
      07-15-37                         5.13       2,500,000          2,624,149
Massachusetts Health & Educational Facilities Authority
   Revenue Bonds
   Massachusetts Institute of Technology
   Series 2004M
      07-01-25                         5.25       1,000,000          1,148,320
Massachusetts Health & Educational Facilities Authority
   Revenue Bonds
   Williams College
   Series 2003H
      07-01-33                         5.00       1,000,000          1,040,930
Massachusetts Housing Finance Agency
   Revenue Bonds
   Single Family
   Series 2003-98 A.M.T.
      06-01-23                         4.88         985,000            999,450

See accompanying notes to investments in securities.


------------------------------------------------------------------------------

52 RIVERSOURCE STATE TAX-EXEMPT FUNDS - 2006 ANNUAL REPORT

RiverSource Massachusetts Tax-Exempt Fund

MUNICIPAL BONDS (CONTINUED)

NAME OF                               COUPON      PRINCIPAL          VALUE(a)
ISSUER AND                             RATE         AMOUNT
TITLE OF
ISSUE(d,e)
Massachusetts Housing Finance Agency
   Revenue Bonds
   Single Family
   Series 2006-122 A.M.T
      12-01-31                         4.85%     $  750,000         $  758,685
Massachusetts Industrial Finance Agency
   Revenue Bonds
   Tufts University
   Series 1998H (MBIA)
      02-15-28                         4.75       1,000,000(f)       1,010,990
Massachusetts Municipal Wholesale Electric Company
   Revenue Bonds
   Nuclear Project #5
   Series 2001A (MBIA)
      07-01-10                         5.00       1,000,000          1,047,310
Massachusetts Port Authority
   Revenue Bonds
   Series 2003A (MBIA)
      07-01-18                         5.00       1,000,000          1,059,730
Massachusetts School Building Authority
   Revenue Bonds
   Series 2005A (FSA)
      08-15-24                         5.00       1,000,000          1,058,330
Massachusetts State Water Pollution Abatement
   Revenue Bonds
   Pool Program
   Series 2004-10
      08-01-34                         5.00       1,000,000          1,042,360
Massachusetts State Water Pollution Abatement
   Unrefunded Revenue Bonds
   Pool Program
   Series 2002-8
      08-01-20                         5.00          25,000             26,383
Massachusetts Water Resources Authority
   Refunding Revenue Bonds
   Series 1998B (FSA)
      08-01-11                         5.50       1,430,000          1,550,392
Massachusetts Water Resources Authority
   Refunding Revenue Bonds
   Series 2005A (MBIA)
      08-01-22                         5.00         500,000            536,950

MUNICIPAL BONDS (CONTINUED)

NAME OF                               COUPON      PRINCIPAL          VALUE(a)
ISSUER AND                             RATE         AMOUNT
TITLE OF
ISSUE(d,e)
Massachusetts Water Resources Authority
   Revenue Bonds
   Series 1992A (FGIC)
      07-15-19                         6.50%     $2,000,000        $ 2,398,119
Massachusetts Water Resources Authority
   Revenue Bonds
   Series 2004D (MBIA)
      08-01-27                         4.75       1,000,000          1,029,600
Puerto Rico Electric Power Authority
   Revenue Bonds
   Series 1998DD (FSA)
      07-01-13                         5.13       1,000,000(c)       1,046,779
Puerto Rico Highway & Transportation Authority
   Revenue Bonds
   Series 1996Y
      07-01-13                         6.25         300,000(c)         337,254
Puerto Rico Infrastructure Financing Authority
   Refunding Special Tax Bonds
   Series 2005C (AMBAC)
      07-01-23                         5.50         500,000(c)         583,100
University of Massachusetts Building Authority
   Prerefunded Revenue Bonds
   Series 2003-1 (AMBAC)
      11-01-21                         5.25       1,000,000          1,095,260
University of Massachusetts Building Authority
   Revenue Bonds
   Series 1976 Escrowed to Maturity
      05-01-11                         7.50          50,000             54,704
Woods Hole Martha's Vineyard &
   Nantucket Steamship Authority
   Revenue Bonds
   Series 2004B
      03-01-20                         5.00         750,000            802,403
Worcester Limited General Obligation Bonds
   Series 2001A (FGIC)
      08-15-12                         5.50       1,400,000          1,512,168
------------------------------------------------------------------------------

TOTAL MUNICIPAL BONDS
(Cost: $55,108,818)                                                $56,494,967
------------------------------------------------------------------------------

See accompanying notes to investments in securities.


------------------------------------------------------------------------------

RIVERSOURCE STATE TAX-EXEMPT FUNDS - 2006 ANNUAL REPORT 53

RiverSource Massachusetts Tax-Exempt Fund

MUNICIPAL BONDS HELD IN TRUST (1.9%)(b)

NAME OF                               COUPON      PRINCIPAL          VALUE(a)
ISSUER AND                             RATE         AMOUNT
TITLE OF
ISSUE(d,e)
Puerto Rico Electric Power Authority
   Revenue Bonds
   Series 2002 (MBIA)
      07-01-17                         5.50%     $1,000,000(c)      $1,141,970
------------------------------------------------------------------------------

TOTAL MUNICIPAL BONDS HELD IN TRUST
(Cost: $1,000,000)                                                  $1,141,970
------------------------------------------------------------------------------

MUNICIPAL NOTES (1.9%)

ISSUE(d,e,g)                                       AMOUNT            VALUE(a)
                                    EFFECTIVE    PAYABLE AT
                                      YIELD       MATURITY
Massachusetts Health & Educational Facilities Authority
   Revenue Bonds
   Capital Assets Program
   V.R.D.N. Series 1985D (State Street B&T) MBIA
      01-01-35                         3.56%     $  500,000         $  500,000

MUNICIPAL NOTES (CONTINUED)

ISSUE(d,e,g)                                       AMOUNT            VALUE(a)
                                    EFFECTIVE    PAYABLE AT
                                      YIELD       MATURITY
Massachusetts Health & Educational Facilities Authority
   Revenue Bonds
   Capital Assets Program
   V.R.D.N. Series 1985E (Fleet Natl Bank)
      01-01-35                         3.42%     $  100,000        $   100,000
Massachusetts Health & Educational Facilities Authority
   Revenue Bonds
   Harvard University
   V.R.D.N. Series 1999R
      11-01-49                         3.47         500,000            500,000
------------------------------------------------------------------------------

TOTAL MUNICIPAL NOTES
(Cost: $1,100,000)                                                 $ 1,100,000
------------------------------------------------------------------------------

TOTAL INVESTMENTS IN SECURITIES
(Cost: $57,208,818)(h)                                             $58,736,937
==============================================================================

NOTES TO INVESTMENTS IN SECURITIES

(a) Securities are valued by procedures described in Note 1 to the financial statements.

(b)  Municipal Bonds Held in Trust -- See Note 1 to the financial statements.

(c) Municipal obligations include debt obligations issued by or on behalf of states, territories, possessions, or sovereign nations within the territorial boundaries of the United States. The securities represented
     8.2% of net assets at Aug. 31, 2006.

(d) The following abbreviations may be used in the portfolio security descriptions to identify the insurer of the issue:

     ACA   -- ACA Financial Guaranty Corporation
     AMBAC -- Ambac Assurance Corporation
     BIG   -- Bond Investors Guarantee
     CGIC  -- Capital Guaranty Insurance Company
     CIFG  -- IXIS Financial Guaranty
     FGIC  -- Financial Guaranty Insurance Company
     FHA   -- Federal Housing Authority
     FNMA  -- Federal National Mortgage Association
     FHLMC -- Federal Home Loan Mortgage Corporation
     FSA   -- Financial Security Assurance
     GNMA  -- Government National Mortgage Association
     MBIA  -- MBIA Insurance Corporation
     XLCA  -- XL Capital Assurance


------------------------------------------------------------------------------

54 RIVERSOURCE STATE TAX-EXEMPT FUNDS - 2006 ANNUAL REPORT

RiverSource Massachusetts Tax-Exempt Fund

(e)   The following abbreviations may be used in the portfolio descriptions:

      A.M.T.   -- Alternative Minimum Tax -- At Aug. 31, 2006, the value of securities subject to alternative minimum tax represented 3.0% of net assets.
      B.A.N.   -- Bond Anticipation Note
      C.P.     -- Commercial Paper
      R.A.N.   -- Revenue Anticipation Note
      T.A.N.   -- Tax Anticipation Note
      T.R.A.N. -- Tax & Revenue Anticipation Note
      V.R.     -- Variable Rate
      V.R.D.B. -- Variable Rate Demand Bond
      V.R.D.N. -- Variable Rate Demand Note

(f) Partially pledged as initial deposit on the following open interest rate futures contracts (see Note 5 to the financial statements):

      TYPE OF SECURITY                                         NOTIONAL AMOUNT
      ------------------------------------------------------------------------
      SALE CONTRACTS
      U.S. Long Bond, Dec. 2006, 20-year                           $   500,000
      U.S. Treasury Note, Dec. 2006, 10-year                           800,000

(g) The Fund is entitled to receive principal and interest from the party within parentheses after a day or a week's notice or upon maturity. The maturity date disclosed represents the final maturity. Interest rate varies to reflect current market conditions; rate shown is the effective rate on Aug. 31, 2006.

(h) At Aug. 31, 2006, the cost of securities for federal income tax purposes was $56,706,833 and the aggregate gross unrealized appreciation and depreciation based on that cost was:

      Unrealized appreciation                                  $     1,646,659
      Unrealized depreciation                                         (116,555)
      -------------------------------------------------------------------------
      Net unrealized appreciation                              $     1,530,104
      -------------------------------------------------------------------------

HOW TO FIND INFORMATION ABOUT THE FUND'S PORTFOLIO HOLDINGS

(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii) The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330); and

(iv) The Fund's complete schedule of portfolio holdings, as disclosed in its annual and semiannual shareholder reports and in its filings on Form N-Q, can be found at riversource.com/funds.


------------------------------------------------------------------------------

RIVERSOURCE STATE TAX-EXEMPT FUNDS - 2006 ANNUAL REPORT 55

INVESTMENTS IN SECURITIES

RiverSource Michigan Tax-Exempt Fund

AUG. 31, 2006

(Percentages represent value of investments compared to net assets)

MUNICIPAL BONDS (95.6%)

NAME OF                               COUPON      PRINCIPAL         VALUE(a)
ISSUER AND                             RATE         AMOUNT
TITLE OF
ISSUE(d,e)
Allen Park Public School District
   Unlimited General Obligation Bonds
   School Building & Site
   Series 2003
   (Qualified School Bond Loan Fund)
      05-01-18                         5.00%    $   1,000,000    $   1,059,650
Anchor Bay School District
   Unlimited General Obligation Bonds
   School Building & Site
   Series 2003
   (Qualified School Bond Loan Fund)
      05-01-29                         5.00         1,000,000        1,038,290
Commonwealth of Puerto Rico
   Unlimited General Obligation Public Improvement Bonds
   Series 2001A (FGIC)
      07-01-29                         5.50           750,000(c)       889,718
Commonwealth of Puerto Rico
   Unlimited General Obligation Public Improvement Bonds
   Series 2001 (FSA)
      07-01-16                         5.50           500,000(c)       567,775
Commonwealth of Puerto Rico
   Unlimited General Obligation Public Improvement Bonds
   Series 2004A
      07-01-24                         5.00           500,000(c)       515,630
Commonwealth of Puerto Rico
   Unlimited General Obligation Refunding & Public Improvement Bonds
   Series 2006B
      07-01-32                         5.25           250,000(c)       264,735
      07-01-35                         5.00           250,000(c)       256,225
Detroit City School District
   Unlimited General Obligation Bonds
   School Building & Site Improvement
   Series 2003B (FGIC)
   (Qualified School Bond Loan Fund)
      05-01-11                         5.25         1,000,000        1,068,730

MUNICIPAL BONDS (CONTINUED)

NAME OF                               COUPON      PRINCIPAL         VALUE(a)
ISSUER AND                             RATE         AMOUNT
TITLE OF
ISSUE(d,e)
Detroit
   Revenue Bonds
   Second Lien
   Series 2005A (MBIA)
      07-01-30                         5.00%    $     500,000    $     523,940
Detroit
   Revenue Bonds
   Senior Lien
   Series 2003A (MBIA)
      07-01-34                         5.00         1,375,000        1,429,642
Detroit
   Revenue Bonds
   Series 2003B (MBIA)
      07-01-32                         5.25         1,500,000        1,637,024
Detroit
   Unlimited General Obligation Bonds
   Series 2001A-1 (MBIA)
      04-01-15                         5.38         1,000,000        1,076,270
Eastern Michigan University
   Prerefunded Revenue Bonds
   Series 2003A (FGIC)
      06-01-28                         5.00         1,000,000        1,075,590
Goodrich Area School District
   Prerefunded Unlimited General Obligation Bonds
   Series 2003B
   (Qualified School Bond Loan Fund)
      05-01-27                         5.00           505,000          545,243
Goodrich Area School District
   Unrefunded Unlimited General Obligation Bonds
   Series 2003B
   (Qualified School Bond Loan Fund)
      05-01-27                         5.00           495,000          519,220
Grand Rapids Building Authority
   Prerefunded Revenue Bonds
   Series 2002A (AMBAC)
      10-01-17                         5.50           505,000(h)       554,859

See accompanying notes to investments in securities.


------------------------------------------------------------------------------

56 RIVERSOURCE STATE TAX-EXEMPT FUNDS - 2006 ANNUAL REPORT

RiverSource Michigan Tax-Exempt Fund

MUNICIPAL BONDS (CONTINUED)

NAME OF                               COUPON      PRINCIPAL         VALUE(a)
ISSUER AND                             RATE         AMOUNT
TITLE OF
ISSUE(d,e)
Grand Rapids Building Authority
   Unrefunded Revenue Bonds
   Series 2002A (AMBAC)
      10-01-17                         5.50%    $     765,000    $     832,626
Howell Public Schools
   Unlimited General Obligation Bonds
   School Building & Site
   Series 2003
   (Qualified School Bond Loan Fund)
      05-01-29                         5.00         1,000,000        1,043,280
Jackson
   Limited General Obligation Bonds
   Capital Appreciation
   Downtown Development
   Zero Coupon
   Series 2001 (FSA)
      06-01-21                         5.58         1,450,000(b)       753,696
L'Anse Creuse Public Schools
   Unlimited General Obligation Refunding Bonds
   Building & Site
   Series 2003
   (Qualified School Bond Loan Fund)
      05-01-11                         4.00         1,000,000        1,013,530
Lansing Community College
   Limited General Obligation Bonds
   Series 2002 (FGIC)
      05-01-12                         5.00         1,000,000        1,067,290
Lawton Community Schools
   Prerefunded Unlimited General Obligation Bonds
   Series 2001
   (Qualified School Bond Loan Fund)
      05-01-31                         5.00           800,000          849,504
Lawton Community Schools
   Unrefunded Unlimited General Obligation Bonds
   Series 2001
   (Qualified School Bond Loan Fund)
      05-01-31                         5.00           200,000          206,678
Manchester Community Schools
   Prerefunded Unlimited General Obligation Bonds
   Building & Site
   Series 2001
   (Qualified School Bond Loan Fund)
      05-01-26                         5.00         1,400,000(h)     1,481,983

MUNICIPAL BONDS (CONTINUED)

NAME OF                               COUPON      PRINCIPAL         VALUE(a)
ISSUER AND                             RATE         AMOUNT
TITLE OF
ISSUE(d,e)
Michigan Higher Education Student Loan Authority
   Revenue Bonds
   Student Loan
   Series 2006 XVII-Q (AMBAC) A.M.T.
      03-01-26                         4.95%    $     200,000    $     204,748
      03-01-31                         5.00           375,000          384,784
Michigan Municipal Bond Authority
   Refunding Revenue Bonds
   Clean Water State Revolving Fund
   Series 2005
      10-01-15                         5.00           500,000          545,255
Michigan Municipal Bond Authority
   Revenue Bonds
   Clean Water State Revolving Fund
   Series 2001
      10-01-14                         5.00           500,000          529,070
      10-01-20                         5.00         1,000,000        1,049,660
Michigan Municipal Bond Authority
   Revenue Bonds
   Clean Water State Revolving Fund
   Series 2002
      10-01-20                         5.38         1,000,000        1,084,060
      10-01-21                         5.38         1,000,000        1,084,630
Michigan Municipal Bond Authority
   Revenue Bonds
   School District City of Detroit
   Series 2005 (FSA)
      06-01-19                         5.00           500,000          531,600
Michigan Public Power Agency
   Refunding Revenue Bonds
   Belle River Project
   Series 2002A (MBIA)
      01-01-09                         5.25         2,000,000        2,070,899
      01-01-14                         5.25           500,000          546,920
Michigan State Building Authority
   Refunding Revenue Bonds
   Facilities Program
   Series 2003 II (MBIA)
      10-15-29                         5.00         1,000,000        1,045,550

See accompanying notes to investments in securities.


------------------------------------------------------------------------------

RIVERSOURCE STATE TAX-EXEMPT FUNDS - 2006 ANNUAL REPORT 57

RiverSource Michigan Tax-Exempt Fund

MUNICIPAL BONDS (CONTINUED)

NAME OF                               COUPON      PRINCIPAL         VALUE(a)
ISSUER AND                             RATE         AMOUNT
TITLE OF
ISSUE(d,e)
Michigan State Hospital Finance Authority
   Refunding Revenue Bonds
   Henry Ford Health System
   Series 2006A
      11-15-26                         5.00%    $     500,000    $     519,810
      11-15-46                         5.25           750,000          785,528
Michigan State Hospital Finance Authority
   Revenue Bonds
   Oakwood Obligated Group
   Series 2003
      11-01-18                         5.50         1,000,000        1,076,340
Michigan Strategic Fund
   Refunding Revenue Bonds
   Detroit Edison
   Series 1990BB (MBIA)
      07-15-08                         7.00         1,000,000        1,059,420
Plymouth-Canton Community School District
   Unlimited General Obligation Refunding Bonds
   Series 2003
   (Qualified School Bond Loan Fund)
      05-01-15                         5.25           600,000(h)       653,262
Puerto Rico Public Buildings Authority
   Refunding Revenue Bonds
   Government Facilities
   Series 2002C (XLCA)
      07-01-13                         5.50         1,000,000(c)     1,110,100
Puerto Rico Public Buildings Authority
   Refunding Revenue Bonds
   Government Facilities
   Series 2004J (AMBAC)
      07-01-36                         5.00           500,000(c)       532,650
Roseville School District
   Refunding Unlimited General Obligation Bonds
   School Building & Site
   Series 2006 (FSA)
   (Qualified School Bond Loan Fund)
      05-01-23                         5.00           500,000          531,040
Saginaw Hospital Finance Authority
   Refunding Revenue Bonds
   Covenant Medical Center
   Series 2004G
      07-01-22                         5.13           500,000          521,380

MUNICIPAL BONDS (CONTINUED)

NAME OF                               COUPON      PRINCIPAL         VALUE(a)
ISSUER AND                             RATE         AMOUNT
TITLE OF
ISSUE(d,e)
Saline Area Schools
   Unlimited General Obligation Bonds
   Series 2000A
   (Qualified School Bond Loan Fund)
      05-01-09                         4.75%    $   1,000,000    $   1,028,040
South Lyon Community Schools
   Unlimited General Obligation Bonds
   School Building & Site
   Series 2003 (FGIC)
      05-01-28                         5.00         1,000,000        1,041,830
Southfield Public Schools
   Unlimited General Obligation Bonds
   School Building & Site
   Series 2003A
   (Qualified School Bond Loan Fund)
      05-01-22                         5.25         1,025,000        1,100,994
State of Michigan
   Certificate of Participation
   Series 2004A (MBIA)
      09-01-31                         4.25           750,000          762,128
State of Michigan
   Unlimited General Obligation Bonds
   Environmental Programs
   Series 2003A
      05-01-10                         5.00         1,000,000        1,047,120
Summit Academy North
   Prerefunded Certificate of Participation
   Series 2001
      07-01-30                         7.38           750,000          847,568
Summit Academy
   Prerefunded Certificate of Participation
   Full Term
   Series 1998
      09-01-18                         7.00           480,000          508,498
Troy City School District
   Unlimited General Obligation Bonds
   School Building & Site
   Series 2006 (MBIA)
   (Qualified School Board Loan Fund)
      05-01-24                         5.00           500,000          532,265

See accompanying notes to investments in securities.


------------------------------------------------------------------------------

58 RIVERSOURCE STATE TAX-EXEMPT FUNDS - 2006 ANNUAL REPORT

RiverSource Michigan Tax-Exempt Fund

MUNICIPAL BONDS (CONTINUED)

NAME OF                               COUPON      PRINCIPAL         VALUE(a)
ISSUER AND                             RATE        AMOUNT
TITLE OF
ISSUE(d,e)
Waverly Community School
   Prerefunded Unlimited General Obligation Bonds
   Series 2000 (FGIC)
      05-01-17                         5.25%    $   1,000,000    $   1,056,310
Wayne County Airport Authority
   Revenue Bonds
   Detroit Metro Wayne County Airport
   Series 2005 (MBIA) A.M.T.
      12-01-19                         4.75           500,000          511,985
Western Township Utilities Authority
   Limited General Obligation Bonds
   Series 2002 (FGIC)
      01-01-08                         5.00           500,000          508,655
Williamston Community School District
   Unlimited General Obligation Bonds
   Series 1996 (MBIA)
   (Qualified School Bond Loan Fund)
      05-01-25                         5.50         1,000,000        1,138,930
Wyandotte City School District
   Prerefunded Unlimited General Obligation Bonds
   Building & Site
   Series 2002
   (Qualified School Bond Loan Fund)
      05-01-14                         5.38         1,250,000        1,357,850
------------------------------------------------------------------------------

TOTAL MUNICIPAL BONDS
(Cost: $46,273,049)                                              $  47,580,007
------------------------------------------------------------------------------

MUNICIPAL BONDS HELD IN TRUST (1.1%)(g)

NAME OF                               COUPON      PRINCIPAL         VALUE(a)
ISSUER AND                             RATE        AMOUNT
TITLE OF
ISSUE(d)
Puerto Rico Electric Power Authority
   Revenue Bonds
   Series 2002 (MBIA)
      07-01-17                         5.50%    $     500,000(c) $     570,985
------------------------------------------------------------------------------

TOTAL MUNICIPAL BONDS HELD IN TRUST
(Cost: $563,854)                                                 $     570,985
------------------------------------------------------------------------------

MUNICIPAL NOTES (1.2%)

ISSUE(d,e,f)                        EFFECTIVE       AMOUNT          VALUE(a)
                                      YIELD      PAYABLE AT
                                                   MATURITY
Detroit
   Revenue Bonds
   Senior Lien
   V.R.D.N. Series 2003B
   (Dexia Credit Local) FSA
      07-01-33                         3.41%    $     500,000    $     500,000
University of Michigan
   Refunding Revenue Bonds
   University of Michigan Hospitals
   V.R.D.N. Series 1992A
      12-01-19                         3.45           100,000          100,000
------------------------------------------------------------------------------

TOTAL MUNICIPAL NOTES
(Cost: $600,000)                                                 $     600,000
------------------------------------------------------------------------------

TOTAL INVESTMENTS IN SECURITIES
(Cost: $47,436,903)(i)                                           $  48,750,992
==============================================================================

NOTES TO INVESTMENTS IN SECURITIES

(a) Securities are valued by procedures described in Note 1 to the financial statements.

(b) For zero coupon bonds, the interest rate disclosed represents the annualized effective yield on the date of acquisition.

(c) Municipal obligations include debt obligations issued by or on behalf of states, territories, possessions, or sovereign nations within the territorial boundaries of the United States. The securities represented
      9.0% of net assets at Aug. 31, 2006.

(d) The following abbreviations may be used in the portfolio security descriptions to identify the insurer of the issue:

      ACA   -- ACA Financial Guaranty Corporation
      AMBAC -- Ambac Assurance Corporation
      BIG   -- Bond Investors Guarantee
      CGIC  -- Capital Guaranty Insurance Company
      CIFG  -- IXIS Financial Guaranty


------------------------------------------------------------------------------

RIVERSOURCE STATE TAX-EXEMPT FUNDS - 2006 ANNUAL REPORT 59

RiverSource Michigan Tax-Exempt Fund

      FGIC     -- Financial Guaranty Insurance Company
      FHA      -- Federal Housing Authority
      FNMA     -- Federal National Mortgage Association
      FHLMC    -- Federal Home Loan Mortgage Corporation
      FSA      -- Financial Security Assurance
      GNMA     -- Government National Mortgage Association
      MBIA     -- MBIA Insurance Corporation
      XLCA     -- XL Capital Assurance

(e)   The following abbreviations may be used in the portfolio descriptions:

      A.M.T.   -- Alternative Minimum Tax -- At Aug. 31, 2006, the value of securities subject to alternative minimum tax represented 2.2% of net assets.
      B.A.N.   -- Bond Anticipation Note
      C.P.     -- Commercial Paper
      R.A.N.   -- Revenue Anticipation Note
      T.A.N.   -- Tax Anticipation Note
      T.R.A.N. -- Tax & Revenue Anticipation Note
      V.R.     -- Variable Rate
      V.R.D.B. -- Variable Rate Demand Bond
      V.R.D.N. -- Variable Rate Demand Note

(f) The Fund is entitled to receive principal and interest from the party within parentheses after a day or a week's notice or upon maturity. The maturity date disclosed represents the final maturity. Interest rate varies to reflect current market conditions; rate shown is the effective rate on Aug. 31, 2006.

(g)   Municipal Bonds Held in Trust -- See Note 1 to the financial statements.

(h) Partially pledged as initial deposit on the following open interest rate futures contracts (see Note 5 to the financial statements):

      TYPE OF SECURITY                                         NOTIONAL AMOUNT
      ------------------------------------------------------------------------
      SALE CONTRACTS
      U.S. Long Bond, Dec. 2006, 20-year                          $   400,000
      U.S. Treasury Note, Dec. 2006, 10-year                          700,000

(i) At Aug. 31, 2006, the cost of securities for federal income tax purposes was $47,186,903 and the aggregate gross unrealized appreciation and depreciation based on that cost was:

      Unrealized appreciation                                     $ 1,382,933
      Unrealized depreciation                                         (68,844)
      ------------------------------------------------------------------------
      Net unrealized appreciation                                 $ 1,314,089
      ------------------------------------------------------------------------

HOW TO FIND INFORMATION ABOUT THE FUND'S PORTFOLIO HOLDINGS

(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii) The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330); and

(iv) The Fund's complete schedule of portfolio holdings, as disclosed in its annual and semiannual shareholder reports and in its filings on Form N-Q, can be found at riversource.com/funds.


------------------------------------------------------------------------------

60 RIVERSOURCE STATE TAX-EXEMPT FUNDS - 2006 ANNUAL REPORT

INVESTMENTS IN SECURITIES

RiverSource Minnesota Tax-Exempt Fund

AUG. 31, 2006

(Percentages represent value of investments compared to net assets)

MUNICIPAL BONDS (93.4%)

NAME OF                               COUPON      PRINCIPAL         VALUE(a)
ISSUER AND                             RATE        AMOUNT
TITLE OF
ISSUE(d,e)
Anoka County Housing & Redevelopment Authority
   Unlimited General Obligation Bonds
   Housing Development
   Series 2004 (AMBAC)
      02-01-34                         5.00%    $   1,355,000    $   1,411,924
Anoka-Hennepin Independent School District #11
   Unlimited General Obligation Bonds
   Series 2001A
   (School District Credit Enhancement Program)
      02-01-09                         5.00         2,415,000        2,492,087
      02-01-10                         5.00         1,000,000        1,043,770
      02-01-13                         5.00         4,175,000        4,395,231
      02-01-15                         5.00         1,990,000        2,087,550
      02-01-16                         5.00         2,000,000        2,097,220
Austin Housing & Redevelopment Authority
   Revenue Bonds
   Courtyard Residence Project
   Series 2000A
      01-01-32                         7.25         2,000,000        2,097,860
Bloomington Independent School District #271
   Unlimited General Obligation Bonds
   Series 2001A (FSA)
   (School District Credit Enhancement Program)
      02-01-24                         5.13         2,000,000(i)     2,107,280
Bloomington Independent School District #271
   Unlimited General Obligation Refunding Bonds
   Building
   Series 1999B
   (School District Credit Enhancement Program)
      02-01-15                         5.00         1,500,000        1,563,225
City of Breckenridge
   Revenue Bonds
   Catholic Health Initiatives
   Series 2004A
      05-01-30                         5.00         3,335,000        3,492,312

MUNICIPAL BONDS (CONTINUED)

NAME OF
ISSUER AND
TITLE OF                              COUPON      PRINCIPAL         VALUE(a)
ISSUE(d,e)                             RATE        AMOUNT
City of Chaska
   Refunding Revenue Bonds
   Generating Facilities
   Series 2005A
      10-01-20                         5.25%    $   1,165,000    $   1,261,916
      10-01-30                         5.00         3,800,000        3,937,218
City of Minneapolis
   Revenue Bonds
   Fairview Health Services
   Series 2002B (MBIA)
      05-15-14                         5.50         2,050,000        2,251,023
      05-15-15                         5.50         2,160,000        2,368,310
      05-15-16                         5.50         2,200,000        2,408,626
      05-15-17                         5.50         1,295,000        1,416,406
City of Minneapolis
   Unlimited General Obligation Bonds
   Convention Center
   Series 2002
      12-01-12                         5.00         1,500,000        1,578,735
City of Minneapolis
   Unlimited General Obligation Bonds
   Various Purpose
   Series 2001
      12-01-11                         5.00         3,035,000        3,237,465
City of Stillwater
   Revenue Bonds
   Health System Obligation Group
   Series 2005
      06-01-19                         5.00         2,505,000        2,603,647
      06-01-25                         5.00         1,750,000        1,804,845
      06-01-35                         5.00         3,145,000        3,234,444
Commonwealth of Puerto Rico
   Unlimited General Obligation Public Improvement
   Bonds
   Series 2001 (FSA)
      07-01-16                         5.50         1,500,000(c)     1,703,325

See accompanying notes to investments in securities.


------------------------------------------------------------------------------

RIVERSOURCE STATE TAX-EXEMPT FUNDS - 2006 ANNUAL REPORT 61

RiverSource Minnesota Tax-Exempt Fund

MUNICIPAL BONDS (CONTINUED)

NAME OF                               COUPON      PRINCIPAL         VALUE(a)
ISSUER AND                             RATE        AMOUNT
TITLE OF
ISSUE(d,e)
Commonwealth of Puerto Rico
   Unlimited General Obligation Public Improvement
   Bonds
   Series 2006A
      07-01-27                         5.25%    $   2,000,000(c) $   2,122,760
Commonwealth of Puerto Rico
   Unlimited General Obligation Refunding & Public
   Improvement Bonds
   Series 2006B
      07-01-32                         5.25         2,000,000(c)     2,117,880
      07-01-35                         5.00         1,500,000(c)     1,537,350
County of Anoka
   Limited General Obligation Refunding Bonds
   Capital Improvement
   Series 2001C (MBIA)
      02-01-09                         4.60         2,960,000        3,032,934
County of Ramsey
   Unlimited General Obligation Refunding Bonds
   Capital Improvement Plan
   Series 2002B
      02-01-10                         5.25         2,150,000        2,266,810
      02-01-14                         5.25         3,840,000        4,090,867
County of Washington
   Unlimited General Obligation Refunding Bonds
   Capital Improvement Plan
   Series 2000A
      02-01-20                         5.50         1,000,000        1,058,000
Edina Independent School District #273
   Unlimited General Obligation Bonds
   Series 2004
      02-01-12                         4.00         3,700,000        3,768,339
      02-01-22                         4.25         3,000,000        2,993,160
      02-01-23                         4.50         3,000,000        3,061,800
      02-01-24                         4.50         3,400,000        3,487,346
Elk River Independent School District #728
   Unlimited General Obligation Bonds
   Series 2002A (FSA)
   (School District Credit Enhancement Program)
      02-01-16                         5.00         3,000,000        3,197,520

MUNICIPAL BONDS (CONTINUED)

NAME OF                               COUPON      PRINCIPAL         VALUE(a)
ISSUER AND                             RATE        AMOUNT
TITLE OF
ISSUE(d,e)
Farmington Independent School District #192
   Unlimited General Obligation Bonds
   School Building
   Series 2005B (FSA)
   (School District Credit Enhancement Program)
      02-01-21                         5.00%    $   3,615,000    $   3,838,877
Hennepin County
   Unlimited General Obligation Bonds
   Series 2003
      12-01-06                         4.00         2,000,000        2,002,260
      12-01-23                         4.75         2,000,000        2,062,480
Lake Superior Independent School District #381
   Unlimited General Obligation Bonds
   Building
   Series 2002A (FSA)
   (School District Credit Enhancement Program)
      04-01-13                         5.00         1,795,000        1,928,853
Lakeville Independent School District #194
   Unlimited General Obligation Refunding Bonds
   Series 1997A
   (School District Credit Enhancement Program)
      02-01-22                         5.13         2,400,000        2,448,552
Marshall Independent School District #413
   Unlimited General Obligation Bonds
   Series 2003A (FSA)
   (School District Credit Enhancement Program)
      02-01-19                         4.13         1,560,000        1,557,691
Metropolitan Council Minneapolis-St. Paul
   Metropolitan Area
   Unlimited General Obligation Bonds
   Transportation
   Series 2002C
      02-01-09                         5.00         3,240,000        3,348,702
Minneapolis & St. Paul
   Housing & Redevelopment Authority
   Revenue Bonds
   HealthPartners Obligation Group Project
   Series 2003
      12-01-12                         5.25         1,000,000        1,054,210
      12-01-15                         5.13         1,500,000        1,564,785
      12-01-16                         5.25         1,250,000        1,312,775

See accompanying notes to investments in securities.


------------------------------------------------------------------------------

62 RIVERSOURCE STATE TAX-EXEMPT FUNDS - 2006 ANNUAL REPORT

RiverSource Minnesota Tax-Exempt Fund

MUNICIPAL BONDS (CONTINUED)

NAME OF                               COUPON      PRINCIPAL         VALUE(a)
ISSUER AND                             RATE         AMOUNT
TITLE OF
ISSUE(d,e)
Minneapolis & St. Paul
   Housing & Redevelopment Authority
   Revenue Bonds
   HealthSpan
   Series 1993A (AMBAC)
      11-15-18                         4.75%    $   5,000,000    $   5,009,950
Minneapolis Community Development Agency
   Revenue Bonds
   Limited Tax -- Common Bond Fund
   Series 1996-1
      06-01-11                         6.00           980,000          985,586
Minneapolis Community Development Agency
   Revenue Bonds
   Limited Tax -- Common Bond Fund
   Series 1997-7A
      06-01-12                         5.50           250,000          255,770
Minneapolis Community Development Agency
   Revenue Bonds
   Limited Tax -- Common Bond Fund
   Series 2001-2-A A.M.T.
      06-01-19                         5.88         1,000,000        1,070,740
Minneapolis Special School District #1
   Refunding Certificate of Participation
   Series 2002B (FSA)
   (School District Credit Enhancement Program)
      02-01-10                         5.00         1,000,000        1,047,040
Minneapolis/St. Paul Housing Finance Board
   Revenue Bonds
   Mortgage-backed-City Living
   Series 2006A-5 (GNMA/FNMA/FHLMC)
      04-01-27                         5.45         2,250,000(b)     2,406,353
Minneapolis/St. Paul Housing Finance Board
   Revenue Bonds
   Single Family Housing
   Series 2005-A-4 (GNMA/FNMA/FHLMC) A.M.T.
      12-01-37                         4.70           107,219          106,689
Minneapolis-St. Paul Metropolitan Airports Commission
   Revenue Bonds
   Series 1998A (AMBAC)
      01-01-24                         5.20         4,000,000        4,117,080

MUNICIPAL BONDS (CONTINUED)

NAME OF                               COUPON      PRINCIPAL         VALUE(a)
ISSUER AND                             RATE         AMOUNT
TITLE OF
ISSUE(d,e)
Minneapolis-St. Paul Metropolitan Airports Commission
   Series 2002B
   Series 1999B (FGIC) A.M.T.
      01-01-16                         5.63%    $   2,920,000(i) $   3,063,839
Minneapolis-St. Paul Metropolitan Airports Commission
   Revenue Bonds
   Series 2001B (FGIC) A.M.T.
      01-01-16                         5.75         4,875,000        5,202,064
Minneapolis-St. Paul Metropolitan Airports Commission
   Revenue Bonds
   Sub Series 2001C (FGIC)
      01-01-18                         5.50         2,000,000(i)     2,143,200
      01-01-32                         5.25         7,000,000        7,332,219
Minneapolis-St. Paul Metropolitan Airports Commission
   Revenue Bonds
   Sub Series 2005A (AMBAC)
       01-01-29                        5.00         1,900,000        1,992,074
Minnesota Agricultural & Economic Development Board
   Prerefunded Revenue Bonds
   Health Care System
   Series 2000A
      11-15-22                         6.38         4,845,000        5,397,185
      11-15-29                         6.38         2,910,000        3,241,653
Minnesota Agricultural & Economic Development Board
   Revenue Bonds
   Health Care System -- Benedictine Health
   Series 1999A (MBIA)
      02-15-16                         4.75         1,000,000        1,034,750
Minnesota Agricultural & Economic Development Board
   Unrefunded Revenue Bonds
   Health Care System
   Series 2000A
      11-15-22                         6.38           155,000          171,074
      11-15-29                         6.38            90,000           99,554
Minnesota Higher Education Facilities Authority
   Revenue Bonds
   Macalester College
   6th Series 2004B
      03-01-17                         5.00         2,395,000        2,556,591

See accompanying notes to investments in securities.


------------------------------------------------------------------------------

RIVERSOURCE STATE TAX-EXEMPT FUNDS - 2006 ANNUAL REPORT 63

RiverSource Minnesota Tax-Exempt Fund

MUNICIPAL BONDS (CONTINUED)

NAME OF                               COUPON      PRINCIPAL         VALUE(a)
ISSUER AND                             RATE         AMOUNT
TITLE OF
ISSUE(d,e)
Minnesota Higher Education Facilities Authority
   Revenue Bonds
   St. John's University
   6th Series 2005G
      10-01-22                         5.00%    $   2,000,000    $   2,110,320
Minnesota Higher Education Facilities Authority
   Revenue Bonds
   University of St. Thomas
   5th Series 2004Y
      10-01-34                         5.25         2,800,000        2,965,956
Minnesota Housing Finance Agency
   Revenue Bonds
   Residential Housing Finance
   Series 2006B A.M.T.
      07-01-26                         4.75         1,905,000        1,921,288
      07-01-31                         4.85         2,570,000        2,597,396
      07-01-37                         4.90         5,000,000        5,038,850
Minnesota Housing Finance Agency
   Revenue Bonds
   Single Family Mortgage
   Series 1996J A.M.T.
      07-01-21                         5.60            90,000           91,625
Minnesota Housing Finance Agency
   Revenue Bonds
   Single Family Mortgage
   Series 1997K A.M.T.
      01-01-26                         5.75           975,000          991,107
Minnesota Public Facilities Authority
   Prerefunded Revenue Bonds
   Series 2001A
      03-01-20                         5.00         4,000,000        4,183,240
Minnesota Public Facilities Authority
   Revenue Bonds
   Series 2002B
      03-01-10                         5.00         2,500,000        2,620,375
      03-01-13                         5.25         2,500,000        2,727,650
      03-01-14                         5.25         2,500,000        2,751,350
Minnesota Public Facilities Authority
   Revenue Bonds
   Series 2005C
      03-01-25                         5.00         2,000,000        2,123,480

MUNICIPAL BONDS (CONTINUED)

NAME OF                               COUPON      PRINCIPAL         VALUE(a)
ISSUER AND                             RATE         AMOUNT
TITLE OF
ISSUE(d,e)
Minnesota State Municipal Power Agency
   Revenue Bonds
   Series 2004A
      10-01-29                         5.13%    $   3,500,000    $   3,648,960
Minnesota State Municipal Power Agency
   Revenue Bonds
   Series 2005
      10-01-30                         5.00         2,000,000        2,072,220
Monticello Big Lake Community Hospital District
   Revenue Bonds
   Health Care Facilities
   Series 1998A
   (Asset Guaranty/Radian Group Financial Guaranty)
      12-01-19                         5.75         1,600,000        1,685,584
Northern Municipal Power Agency
   Refunding Revenue Bonds
   Capital Appreciation
   Zero Coupon
   Series 1989A (AMBAC)
      01-01-10                         3.80         2,000,000(g)     1,755,900
Northern Municipal Power Agency
   Refunding Revenue Bonds
   Series 1998B (AMBAC)
      01-01-20                         4.75         5,000,000        5,116,800
Northfield
   Revenue Bonds
   Series 2006
      11-01-31                         5.38         1,500,000        1,564,950
Osseo Independent School District #279
   Unlimited General Obligation Bonds
   Series 2002A (FSA)
   (School District Credit Enhancement Program)
      02-01-11                         5.00         1,570,000        1,659,364
      02-01-12                         5.00         3,455,000        3,681,717
      02-01-15                         5.25         3,585,000        3,858,356
Osseo Independent School District #279
   Unlimited General Obligation Refunding Bonds
   School Building
   Series 2000A
   (School District Credit Enhancement Program)
      02-01-13                         5.75         3,200,000        3,439,840
      02-01-14                         5.75         1,100,000        1,180,795

See accompanying notes to investments in securities.


------------------------------------------------------------------------------

64 RIVERSOURCE STATE TAX-EXEMPT FUNDS - 2006 ANNUAL REPORT

RiverSource Minnesota Tax-Exempt Fund

MUNICIPAL BONDS (CONTINUED)

NAME OF                               COUPON      PRINCIPAL         VALUE(a)
ISSUER AND                             RATE         AMOUNT
TITLE OF
ISSUE(d,e)
Plymouth Housing & Redevelopment Authority
   Unlimited General Obligation Bonds
   Governmental Housing Project
   Series 2005
      02-01-35                         5.00%    $   2,135,000    $   2,254,795
Puerto Rico Electric Power Authority
   Revenue Bonds
   Series 1998DD (FSA)
      07-01-13                         5.13         3,000,000(c)     3,140,339
Puerto Rico Electric Power Authority
   Revenue Bonds
   Series 2003NN (MBIA)
      07-01-32                         5.00         2,820,000(c)     2,945,603
Puerto Rico Highway & Transportation Authority
   Revenue Bonds
   Series 1996Y
      07-01-13                         6.25         1,650,000(c)     1,854,897
Puerto Rico Municipal Finance Agency
   Revenue Bonds
   Series 2002A (FSA)
      08-01-17                         5.25         2,250,000(c)     2,432,093
Puerto Rico Public Buildings Authority
   Refunding Revenue Bonds
   Government Facilities
   Series 2004J (AMBAC)
      07-01-36                         5.00         1,500,000(c)     1,597,950
Shakopee
   Revenue Bonds
   St. Francis Regional Medical Center
   Series 2004
      09-01-25                         5.10         3,300,000        3,420,384
Southern Minnesota Municipal Power Agency
   Revenue Bonds
   Capital Appreciation
   Zero Coupon
   Series 1994A (MBIA)
      01-01-19                         6.67        17,000,000(g)     9,968,629
Southern Minnesota Municipal Power Agency
   Revenue Bonds
   Series 2002A (AMBAC)
      01-01-17                         5.25         6,000,000        6,660,839

MUNICIPAL BONDS (CONTINUED)

NAME OF                               COUPON      PRINCIPAL         VALUE(a)
ISSUER AND                             RATE         AMOUNT
TITLE OF
ISSUE(d,e)
Southern Minnesota Municipal Power Agency
   Revenue Bonds
   Series 2003A (MBIA)
      01-01-11                         5.00%    $   5,500,000    $   5,805,195
St. Cloud Housing & Redevelopment Authority
   Revenue Bonds
   State University Foundation Project
   Series 2002
      05-01-18                         5.13         3,000,000        3,181,560
St. Paul Housing & Redevelopment Authority
   Revenue Bonds
   Community of Peace Academy Project
   Series 2001A
      12-01-30                         7.88         2,390,000        2,553,882
St. Paul Housing & Redevelopment Authority
   Revenue Bonds
   Healtheast Project
   Series 2005
      11-15-25                         6.00         1,250,000        1,360,988
St. Paul Housing & Redevelopment Authority
   Revenue Bonds
   Lyngblomsten Care Center Housing Project
   Series 1993
      11-01-06                         7.13           265,000          265,739
      11-01-17                         7.13         1,480,000        1,483,152
St. Paul Housing & Redevelopment Authority
   Revenue Bonds
   Rental -- Lyngblomsten Housing Project
   Series 1993
      11-01-24                         7.00         1,680,000        1,682,621
St. Paul Port Authority
   Revenue Bonds
   Office Building at Cedar Street
   Series 2003
      12-01-23                         5.00         5,000,000        5,240,700
      12-01-27                         5.13         5,350,000        5,638,633
State of Minnesota
   Unlimited General Obligation Bonds
   Series 2001
      10-01-10                         5.00         5,000,000        5,272,350
      10-01-14                         5.00         4,000,000(i)     4,257,280
      10-01-15                         5.00         4,455,000        4,730,943

See accompanying notes to investments in securities.


------------------------------------------------------------------------------

RIVERSOURCE STATE TAX-EXEMPT FUNDS - 2006 ANNUAL REPORT 65

RiverSource Minnesota Tax-Exempt Fund

MUNICIPAL BONDS (CONTINUED)

NAME OF                               COUPON      PRINCIPAL         VALUE(a)
ISSUER AND                             RATE         AMOUNT
TITLE OF
ISSUE(d,e)
State of Minnesota
   Unlimited General Obligation Bonds
   Series 2002
      08-01-10                         5.00%    $   4,075,000    $   4,288,449
      11-01-15                         5.25         3,575,000        3,879,304
State of Minnesota
   Unlimited General Obligation Bonds
   Series 2003
      08-01-12                         5.00         2,000,000        2,147,640
State of Minnesota
   Unlimited General Obligation Bonds
   Series 2004
      11-01-24                         5.00         3,500,000        3,718,750
Steele County
   Refunding Revenue Bonds
   Elderly Housing Project
   Series 2000
      06-01-30                         6.88         2,205,000        2,438,928
Todd Morrison Cass & Wadena Counties
   United Hospital District
   Unlimited General Obligation Bonds
   Health Care Facilities-Lakewood
   Series 2004
      12-01-34                         5.00         2,500,000        2,562,575
Virginia Housing & Redevelopment Authority
   Revenue Bonds
   Series 2005
      10-01-20                         5.13         1,350,000        1,385,910
Western Minnesota Municipal Power Agency
   Revenue Bonds
   Series 2003A (MBIA)
      01-01-26                         5.00         7,250,000        7,589,082
White Bear Lake Independent School District #624
   Unlimited General Obligation Refunding Bonds
   School Building
   Series 2002C (FSA)
   (School District Credit Enhancement Program)
      02-01-09                         5.00         1,375,000        1,421,448

MUNICIPAL BONDS (CONTINUED)

NAME OF                               COUPON      PRINCIPAL         VALUE(a)
ISSUER AND                             RATE         AMOUNT
TITLE OF
ISSUE(d,e)
White Bear Lake Independent School District #624
   Unlimited General Obligation Refunding Bonds
   Series 2002B (FGIC)
   (School District Credit Enhancement Program)
      02-01-13                         5.00%    $   1,405,000    $   1,496,494
      02-01-14                         5.00         1,480,000        1,571,893
Willmar
   Unlimited General Obligation Bonds
   Rice Memorial Hospital Project
   Series 2002 (FSA)
      02-01-11                         5.00         1,025,000        1,080,781
      02-01-12                         5.00         1,120,000        1,190,112
      02-01-13                         5.00         1,200,000        1,283,232
------------------------------------------------------------------------------

TOTAL MUNICIPAL BONDS
(Cost: $313,506,148)                                             $ 323,272,074
------------------------------------------------------------------------------

MUNICIPAL BONDS HELD IN TRUST (8.0%)(h)

NAME OF                               COUPON      PRINCIPAL         VALUE(a)
ISSUER AND                             RATE         AMOUNT
TITLE OF
ISSUE(d,e)
Elk River Independent School District #728
   Unlimited General Obligation Bonds
   Series 2002 (FSA)
   (School District Credit Enhancement Program)
      02-01-18                         5.25%    $   3,600,000    $   3,898,332
      02-01-19                         5.25         3,450,000        3,723,689
      02-01-20                         5.25         2,850,000        3,069,393
      02-01-21                         5.25         3,865,000        4,155,731
Minnesota Housing Finance Agency
   Revenue Bonds
   Series 2002 A.M.T.
      07-01-33                         5.65         3,115,000        3,193,271
University of Minnesota
   Revenue Bonds
   Series 2002
      07-01-21                         5.50         8,500,000        9,767,812
------------------------------------------------------------------------------

TOTAL MUNICIPAL BONDS HELD IN TRUST
(Cost: $26,189,633)                                              $  27,808,228
------------------------------------------------------------------------------

See accompanying notes to investments in securities.


------------------------------------------------------------------------------

66 RIVERSOURCE STATE TAX-EXEMPT FUNDS - 2006 ANNUAL REPORT

RiverSource Minnesota Tax-Exempt Fund

MUNICIPAL NOTES (2.6%)

ISSUE(d,e,f)                        EFFECTIVE      AMOUNT           VALUE(a)
                                      YIELD      PAYABLE AT
                                                  MATURITY
Center City
   Revenue Bonds
   Hazelden Foundation Project
   V.R.D.N. Series 2005
   (Bank of New York)
      11-01-35                       3.57%      $     700,000    $     700,000
City of Minneapolis
   Refunding Revenue Bonds
   Fairview Health Services
   V.R.D.N. Series 2005B
   (Royal Bank of Canada) AMBAC
      11-15-29                       3.38             700,000          700,000
City of Minneapolis
   Revenue Bonds
   Guthrie Theater Project
   V.R.D.N. Series 2003A (Wells Fargo Bank)
      10-01-23                       3.27           1,400,000        1,400,000
Robbinsdale
   Revenue Bonds
   North Memorial Healthcare-Tranche II
   V.R.D.N. Series 2003 AMBAC
      05-15-33                       3.62           3,600,000        3,600,000

MUNICIPAL NOTES (CONTINUED)

ISSUE(d,e,f)                        EFFECTIVE       AMOUNT          VALUE(a)
                                      YIELD      PAYABLE AT
                                                   MATURITY
St. Paul Housing & Redevelopment Authority
   Revenue Bonds
   Minnesota Public Radio Project
   V.R.D.N. Series 2005
   (Allied Irish Bank)
      10-01-25                       3.57%      $   1,400,000    $   1,400,000
St. Paul Port Authority
   Revenue Bonds
   Minnesota Public Radio Project
   V.R.D.N. 7th Series 2005
   (Allied Irish Bank)
      05-01-25                       3.57           1,100,000        1,100,000
------------------------------------------------------------------------------

TOTAL MUNICIPAL NOTES
(Cost: $8,900,000)                                               $   8,900,000
------------------------------------------------------------------------------

TOTAL INVESTMENTS IN SECURITIES
(Cost: $348,595,781)(j)                                          $ 359,980,302
==============================================================================

------------------------------------------------------------------------------
NOTES TO INVESTMENTS IN SECURITIES
------------------------------------------------------------------------------

(a) Securities are valued by procedures described in Note 1 to the financial statements.

(b) At Aug. 31, 2006, the cost of securities purchased, including interest purchased, on a when-issued and/or other forward-commitment basis was $2,404,575.

(c) Municipal obligations include debt obligations issued by or on behalf of states, territories, possessions, or sovereign nations within the territorial boundaries of the United States. The securities represented
      5.6% of net assets at Aug. 31, 2006.

(d) The following abbreviations may be used in the portfolio security descriptions to identify the insurer of the issue:

      ACA   -- ACA Financial Guaranty Corporation
      AMBAC -- Ambac Assurance Corporation
      BIG   -- Bond Investors Guarantee
      CGIC  -- Capital Guaranty Insurance Company
      CIFG  -- IXIS Financial Guaranty
      FGIC  -- Financial Guaranty Insurance Company
      FHA   -- Federal Housing Authority
      FNMA  -- Federal National Mortgage Association
      FHLMC -- Federal Home Loan Mortgage Corporation
      FSA   -- Financial Security Assurance
      GNMA  -- Government National Mortgage Association
      MBIA  -- MBIA Insurance Corporation
      XLCA  -- XL Capital Assurance


------------------------------------------------------------------------------

RIVERSOURCE STATE TAX-EXEMPT FUNDS - 2006 ANNUAL REPORT 67

RiverSource Minnesota Tax-Exempt Fund

(e)   The following abbreviations may be used in the portfolio descriptions:

      A.M.T.   -- Alternative Minimum Tax -- At Aug. 31, 2006, the value of securities subject to alternative minimum tax represented 6.1% of net assets.
      B.A.N.   -- Bond Anticipation Note
      C.P.     -- Commercial Paper
      R.A.N.   -- Revenue Anticipation Note
      T.A.N.   -- Tax Anticipation Note
      T.R.A.N. -- Tax & Revenue Anticipation Note
      V.R.     -- Variable Rate
      V.R.D.B. -- Variable Rate Demand Bond
      V.R.D.N. -- Variable Rate Demand Note

(f) The Fund is entitled to receive principal and interest from the party within parentheses after a day or a week's notice or upon maturity. The maturity date disclosed represents the final maturity. Interest rate varies to reflect current market conditions; rate shown is the effective rate on Aug. 31, 2006.

(g) For zero coupon bonds, the interest rate disclosed represents the annualized effective yield on the date of acquisition.

(h)   Municipal Bonds Held in Trust -- See Note 1 to the financial statements.

(i) Partially pledged as initial deposit on the following open interest rate futures contracts (see Note 5 to the financial statements):

      TYPE OF SECURITY                                         NOTIONAL AMOUNT
      ------------------------------------------------------------------------
      SALE CONTRACTS
      U.S. Long Bond, Dec. 2006, 20-year                          $ 2,700,000
      U.S. Treasury Note, Dec. 2006, 10-year                        4,500,000

(j) At Aug. 31, 2006, the cost of securities for federal income tax purposes was $331,495,846 and the aggregate gross unrealized appreciation and depreciation based on that cost was:

      Unrealized appreciation                                     $12,058,957
      Unrealized depreciation                                        (464,501)
      ------------------------------------------------------------------------
      Net unrealized appreciation                                 $11,594,456
      ------------------------------------------------------------------------

HOW TO FIND INFORMATION ABOUT THE FUND'S PORTFOLIO HOLDINGS

(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii) The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330); and

(iv) The Fund's complete schedule of portfolio holdings, as disclosed in its annual and semiannual shareholder reports and in its filings on Form N-Q, can be found at riversource.com/funds.


------------------------------------------------------------------------------

68 RIVERSOURCE STATE TAX-EXEMPT FUNDS - 2006 ANNUAL REPORT

INVESTMENTS IN SECURITIES

RiverSource New York Tax-Exempt Fund

AUG. 31, 2006

(Percentages represent value of investments compared to net assets)

MUNICIPAL BONDS (92.7%)

NAME OF                               COUPON      PRINCIPAL         VALUE(a)
ISSUER AND                             RATE        AMOUNT
TITLE OF
ISSUE(b,c)
City of New York
   Unlimited General Obligation Bonds
   Series 2002C (XLCA)
      03-15-12                         5.00%    $   1,000,000    $   1,061,850
City of New York
   Unlimited General Obligation Bonds
   Series 2002E
      08-01-16                         5.75         2,000,000        2,202,179
City of New York
   Unlimited General Obligation Bonds
   Series 2003J
      06-01-18                         5.50         2,000,000        2,177,939
      06-01-20                         5.50         2,000,000        2,168,119
City of New York
   Unlimited General Obligation Bonds
   Series 2004D
      11-01-34                         5.00         1,000,000        1,037,210
City of New York
   Unlimited General Obligation Bonds
   Series 2004E (FSA)
      11-01-22                         5.00           750,000(f)       792,083
City of New York
   Unlimited General Obligation Refunding Bonds
   Series 2003I
      03-01-27                         5.38         2,000,000        2,141,580
Commonwealth of Puerto Rico
   Unlimited General Obligation Public Improvement Bonds
   Series 2001A (FGIC)
      07-01-29                         5.50         1,000,000(d)     1,186,290
Commonwealth of Puerto Rico
   Unlimited General Obligation Public Improvement Bonds
   Series 2004A
      07-01-24                         5.00           500,000(d)       515,630

MUNICIPAL BONDS (CONTINUED)

NAME OF                               COUPON      PRINCIPAL         VALUE(a)
ISSUER AND                             RATE        AMOUNT
TITLE OF
ISSUE(b,c)
Commonwealth of Puerto Rico
   Unlimited General Obligation Refunding & Public
   Improvement Bonds
   Series 2006B
      07-01-32                         5.25%    $     500,000(d) $     529,470
      07-01-35                         5.00           375,000(d)       384,338
County of Monroe
   Unlimited General Obligation Refunding & Public
   Improvement Bonds
   Series 1996 (MBIA)
     03-01-15                          6.00         1,250,000        1,437,125
Liberty Development Corporation
   Revenue Bonds
   Goldman Sachs Headquarters
   Series 2005
      10-01-35                         5.25           500,000          564,865
Long Island Power Authority
   Revenue Bonds
   Series 1998-8 (AMBAC)
      04-01-09                         5.25         1,000,000        1,041,370
Long Island Power Authority
   Revenue Bonds
   Series 2003C (CIFG)
      09-01-33                         5.00            20,000           20,837
Metropolitan Transportation Authority
   Prerefunded Revenue Bonds
   Series 1998A (FGIC)
      04-01-28                         4.75         1,000,000        1,077,050
Metropolitan Transportation Authority
   Refunding Revenue Bonds
   Series 2002A
      01-01-16                         5.75           500,000          567,065
Metropolitan Transportation Authority
   Refunding Revenue Bonds
   Series 2002A (AMBAC)
      11-15-19                         5.50         1,000,000        1,098,150

See accompanying notes to investments in securities.


------------------------------------------------------------------------------

RIVERSOURCE STATE TAX-EXEMPT FUNDS - 2006 ANNUAL REPORT 69

RiverSource New York Tax-Exempt Fund

MUNICIPAL BONDS (CONTINUED)

NAME OF                               COUPON      PRINCIPAL         VALUE(a)
ISSUER AND                             RATE        AMOUNT
TITLE OF
ISSUE(b,c)
Metropolitan Transportation Authority
   Revenue Bonds
   Series 2002A (FSA)
      11-15-26                         5.50%    $     750,000    $     819,278
Metropolitan Transportation Authority
   Revenue Bonds
   Series 2005F
      11-15-12                         5.00           560,000          597,688
      11-15-35                         5.00           500,000          519,380
Metropolitan Transportation Authority
   Revenue Bonds
   Series 2006A
      11-15-22                         5.00           750,000          795,450
Nassau County Tobacco Settlement Corporation
   Asset-backed Revenue Bonds
   Series 2006A-3
      06-01-46                         5.13           500,000          499,525
New York City Housing Development Corporation
   Revenue Bonds
   Capital Funding Program
   New York City Housing Authority Program
   Series 2005A (FGIC)
      07-01-25                         5.00         1,500,000        1,585,335
New York City Industrial Development Agency
   Revenue Bonds
   Queens Baseball Stadium Pilot
   Series 2006 (AMBAC)
      01-01-23                         5.00           500,000          534,920
      01-01-24                         5.00           500,000          534,055
New York City Industrial Development Agency
   Revenue Bonds
   Terminal One Group Association Project
   Series 2005 A.M.T.
      01-01-24                         5.50           500,000          536,895
New York City Municipal Water Finance Authority
     Revenue Bonds
     Series 2002A
      06-15-29                         5.00         1,000,000        1,039,540
New York City Municipal Water Finance Authority
   Revenue Bonds
   Series 2004A
      06-15-39                         5.00         1,000,000        1,035,080

MUNICIPAL BONDS (CONTINUED)

NAME OF                               COUPON      PRINCIPAL         VALUE(a)
ISSUER AND                             RATE        AMOUNT
TITLE OF
ISSUE(b,c)
New York City Transitional Finance Authority
   Prerefunded Revenue Bonds
   Future Tax
   Series 1999C
      05-01-25                         5.50%    $     220,000    $     232,936
New York City Transitional Finance Authority
   Revenue Bonds
   Future Tax Secured
   Series 2003D
      02-01-23                         5.00           500,000          525,095
      02-01-31                         5.00         1,000,000        1,038,210
New York City Transitional Finance Authority
   Revenue Bonds
   Future Tax Secured
   Series 2004C
      02-01-33                         5.00         1,000,000        1,041,370
New York City Trust for Cultural Resources
   Revenue Bonds
   Museum of American Folk Art
   Series 2000 (ACA)
      07-01-22                         6.00         1,000,000        1,081,310
New York Counties Tobacco Trust II
   Revenue Bonds
   Tobacco Settlement Pass Thru Bonds
   Series 2001
      06-01-35                         5.63           500,000          515,000
New York Power Authority
   Revenue Bonds
   Series 2000A
      11-15-30                         5.25         1,000,000        1,054,050
New York State Dormitory Authority
   Prerefunded Revenue Bonds
   Series 1990B
      05-15-11                         7.50           415,000          462,053
New York State Dormitory Authority
   Revenue Bonds
   Brooklyn Law School
   Series 2003B (XLCA)
      07-01-30                         5.13         1,000,000        1,058,550

See accompanying notes to investments in securities.


------------------------------------------------------------------------------

70 RIVERSOURCE STATE TAX-EXEMPT FUNDS - 2006 ANNUAL REPORT

RiverSource New York Tax-Exempt Fund

MUNICIPAL BONDS (CONTINUED)

NAME OF                               COUPON      PRINCIPAL         VALUE(a)
ISSUER AND                             RATE        AMOUNT
TITLE OF
ISSUE(b,c)
New York State Dormitory Authority
   Revenue Bonds
   Consolidated City University System
   Series 1993A
      07-01-13                         5.75%    $   3,000,000    $   3,254,279
New York State Dormitory Authority
   Revenue Bonds
   Cornell University
   Series 2006A
      07-01-26                         5.00         1,000,000        1,062,940
New York State Dormitory Authority
   Revenue Bonds
   Education
   Series 2005F
      03-15-23                         5.00           250,000          264,573
New York State Dormitory Authority
   Revenue Bonds
   Memorial Sloan-Kettering Center
   Series 2003-1 (MBIA)
      07-01-21                         5.00         1,000,000        1,051,800
New York State Dormitory Authority
   Revenue Bonds
   Memorial Sloan-Kettering Center
   Series 2006-1
      07-01-35                         5.00           500,000          523,275
New York State Dormitory Authority
   Revenue Bonds
   Mental Health Services Facilities Improvement
   Series 2005E (FGIC)
      02-15-22                         5.00           750,000          792,803
New York State Dormitory Authority
   Revenue Bonds
   Montefiore Hospital
   Series 2004 (FGIC/FHA)
      08-01-19                         5.00           735,000          784,282
New York State Dormitory Authority
   Revenue Bonds
   Pratt Institute
   Series 1999
   (Radian Group Financial Guaranty)
      07-01-20                         6.00         1,500,000        1,615,170

MUNICIPAL BONDS (CONTINUED)

NAME OF                               COUPON      PRINCIPAL         VALUE(a)
ISSUER AND                             RATE        AMOUNT
TITLE OF
ISSUE(b,c)
New York State Dormitory Authority
   Revenue Bonds
   Series 2002B (AMBAC)
      05-15-12                         5.25%    $   1,000,000    $   1,076,710
New York State Dormitory Authority
   Unrefunded Revenue Bonds
   Series 1990B
      11-15-26                         7.50           970,000        1,077,757
New York State Environmental Facilities Corporation
   Revenue Bonds
   New York City Municipal Water Financing Project
   Series 2004
      06-15-26                         5.00         1,000,000        1,057,980
New York State Environmental Facilities Corporation
   Revenue Bonds
   Revolving Funds
   New York City Municipal Water Project
   Series 2002B
      06-15-31                         5.00         1,000,000        1,041,100
New York State Environmental Facilities Corporation
   Revenue Bonds
   Revolving Funds
   New York City Municipal Water Project
   Series 2002K
      06-15-28                         5.00         1,000,000        1,045,800
New York State Thruway Authority
   Revenue Bonds
   Second General Resolution
   Series 2003B (FSA)
      04-01-21                         4.75           835,000          864,985
New York State Thruway Authority
   Revenue Bonds
   Series 2005G (FSA)
      01-01-24                         5.00         1,000,000        1,061,430
New York State Thruway Authority
   Revenue Bonds
   Transportation
   Series 2003A (MBIA)
      03-15-22                         5.00         1,000,000        1,050,470

See accompanying notes to investments in securities.


------------------------------------------------------------------------------

RIVERSOURCE STATE TAX-EXEMPT FUNDS - 2006 ANNUAL REPORT 71

RiverSource New York Tax-Exempt Fund

MUNICIPAL BONDS (CONTINUED)

NAME OF                               COUPON      PRINCIPAL         VALUE(a)
ISSUER AND                             RATE        AMOUNT
TITLE OF
ISSUE(b,c)
New York State Thruway Authority
   Revenue Bonds
   Transportation
   Series 2004A (AMBAC)
      03-15-12                         5.25%    $     750,000    $     810,713
New York State Urban Development Corporation
   Refunding Revenue Bonds
   Service Contract
   Series 2005 (FSA)
      01-01-17                         5.00         1,000,000(f)     1,081,370
New York State Urban Development Corporation
   Revenue Bonds
   Series 2002A (XLCA)
      01-01-11                         5.25         1,000,000        1,064,170
Port Authority of New York & New Jersey
   Revenue Bonds
   Consolidated 134th
   Series 2004
      07-15-34                         5.00         1,000,000        1,045,220
Port Authority of New York & New Jersey
   Revenue Bonds
   Consolidated 143rd
   Series 2006 (FSA) A.M.T.
      10-01-21                         5.00         1,000,000        1,056,820
Puerto Rico Municipal Finance Agency
   Revenue Bonds
   Series 2002A (FSA)
      08-01-17                         5.25         1,000,000(d)     1,080,930
Puerto Rico Public Finance Corporation
   Revenue Bonds
   Commonwealth Appropriation
   Series 2004A (MBIA)
      08-01-29                         5.25         1,000,000(d)     1,075,240
Suffolk County Industrial Development Agency
   Prerefunded Revenue Bonds
   1st Mortgage Jeffersons Ferry
   Series 1999A
      11-01-28                         7.25           250,000          281,258
Tobacco Settlement Financing Authority
   Asset-backed Revenue Bonds
   Series 2003A-1
      06-01-16                         5.50           500,000          529,135

MUNICIPAL BONDS (CONTINUED)

NAME OF                               COUPON      PRINCIPAL         VALUE(a)
ISSUER AND                             RATE        AMOUNT
TITLE OF
ISSUE(b,c)
Tobacco Settlement Financing Authority
   Revenue Bonds
   Series 2003B-1C
      06-01-14                         5.50%    $     500,000    $     523,050
      06-01-15                         5.50           500,000          529,135
Triborough Bridge & Tunnel Authority
   Refunding Revenue Bonds
   Series 2002B
      11-15-29                         5.13         1,000,000        1,051,580
Triborough Bridge & Tunnel Authority
   Revenue Bonds
   Convention Center Project
   Series 1990E
      01-01-11                         6.00         1,145,000        1,249,172
TSASC Incorporated
   Revenue Bonds
   Series 2006-1
      06-01-34                         5.00           500,000          500,100
Westchester Tobacco Asset Securitization
   Revenue Bonds
   Series 2005
      06-01-26                         5.00           875,000          876,295
------------------------------------------------------------------------------

TOTAL MUNICIPAL BONDS
(Cost: $63,780,871)                                              $  65,888,412
------------------------------------------------------------------------------

MUNICIPAL BONDS HELD IN TRUST (8.6%)(g)

NAME OF                               COUPON      PRINCIPAL         VALUE(a)
ISSUER AND                             RATE        AMOUNT
TITLE OF
ISSUE(b,c)
City of New York
   Unlimited General Obligation Bonds
   Series 2000 (FGIC)
      05-15-16                         5.88%    $   2,500,000    $   2,721,652
New York Mortgage Agency
   Revenue Bonds
   Series 2002 A.M.T.
      04-01-32                         5.40         1,200,000        1,233,648

See accompanying notes to investments in securities.


------------------------------------------------------------------------------

72 RIVERSOURCE STATE TAX-EXEMPT FUNDS - 2006 ANNUAL REPORT

RiverSource New York Tax-Exempt Fund

MUNICIPAL BONDS HELD IN TRUST (CONT.)

NAME OF                               COUPON      PRINCIPAL         VALUE(a)
ISSUER AND                             RATE        AMOUNT
TITLE OF
ISSUE(b,c)
New York State Energy Research & Development
   Authority
   Revenue Bonds
   Series 2000-379 (MBIA)
      01-01-21                         5.50%    $     990,000    $   1,005,454
Puerto Rico Electric Power Authority
   Revenue Bonds
   Series 2002 (MBIA)
      07-01-17                         5.50         1,000,000(d)     1,141,970
------------------------------------------------------------------------------

TOTAL MUNICIPAL BONDS HELD IN TRUST
(Cost: $5,848,457)                                               $   6,102,724
------------------------------------------------------------------------------

MUNICIPAL NOTES (4.4%)

ISSUE(b,c,e)                        EFFECTIVE      AMOUNT           VALUE(a)
                                      YIELD      PAYABLE AT
                                                  MATURITY
City of New York
   Unlimited General Obligation Bonds
   V.R.D.N. Series 2006H-1 (Dexia Credit Local)
      01-01-36                         3.55%    $     800,000    $     800,000
New York City Municipal Water Finance Authority
   2nd Generation Resolution Revenue Bonds
   V.R.D.N. Series 2005AA-2
      06-15-32                         3.55         1,900,000        1,900,000
New York City Municipal Water Finance Authority
   Revenue Bonds
   V.R.D.N. Series 1993C FGIC
      06-15-23                         3.56           400,000          400,000
------------------------------------------------------------------------------

TOTAL MUNICIPAL NOTES
(Cost: $3,100,000)                                               $   3,100,000
------------------------------------------------------------------------------

TOTAL INVESTMENTS IN SECURITIES
(Cost: $72,729,328)(h)                                           $  75,091,136
==============================================================================

NOTES TO INVESTMENTS IN SECURITIES

(a) Securities are valued by procedures described in Note 1 to the financial statements.

(b) The following abbreviations may be used in the portfolio security descriptions to identify the insurer of the issue:

      ACA   -- ACA Financial Guaranty Corporation
      AMBAC -- Ambac Assurance Corporation
      BIG   -- Bond Investors Guarantee
      CGIC  -- Capital Guaranty Insurance Company
      CIFG  -- IXIS Financial Guaranty
      FGIC  -- Financial Guaranty Insurance Company
      FHA   -- Federal Housing Authority
      FNMA  -- Federal National Mortgage Association
      FHLMC -- Federal Home Loan Mortgage Corporation
      FSA   -- Financial Security Assurance
      GNMA  -- Government National Mortgage Association
      MBIA  -- MBIA Insurance Corporation
      XLCA  -- XL Capital Assurance


------------------------------------------------------------------------------

RIVERSOURCE STATE TAX-EXEMPT FUNDS - 2006 ANNUAL REPORT 73

RiverSource New York Tax-Exempt Fund

(c)   The following abbreviations may be used in the portfolio descriptions:

      A.M.T.   -- Alternative Minimum Tax -- At Aug. 31, 2006, the value of securities subject to alternative minimum tax represented 2.9% of net assets.
      B.A.N.   -- Bond Anticipation Note
      C.P.     -- Commercial Paper
      R.A.N.   -- Revenue Anticipation Note
      T.A.N.   -- Tax Anticipation Note
      T.R.A.N. -- Tax & Revenue Anticipation Note
      V.R.     -- Variable Rate
      V.R.D.B. -- Variable Rate Demand Bond
      V.R.D.N. -- Variable Rate Demand Note

(d) Municipal obligations include debt obligations issued by or on behalf of states, territories, possessions, or sovereign nations within the territorial boundaries of the United States. The securities represented 7.6% of net assets at Aug. 31, 2006.

(e) The Fund is entitled to receive principal and interest from the party within parentheses after a day or a week's notice or upon maturity. The maturity date disclosed represents the final maturity. Interest rate varies to reflect current market conditions; rate shown is the effective rate on Aug. 31, 2006.

(f) Partially pledged as initial deposit on the following open interest rate futures contracts (see Note 5 to the financial statements):

      TYPE OF SECURITY                                         NOTIONAL AMOUNT
      ------------------------------------------------------------------------
      SALE CONTRACTS
      U.S. Long Bond, Dec. 2006, 20-year                         $   600,000
      U.S. Treasury Note, Dec. 2006, 10-year                         900,000

(g)   Municipal Bonds Held in Trust -- See Note 1 to the financial statements.

(h) At Aug. 31, 2006, the cost of securities for federal income tax purposes was $69,087,782 and the aggregate gross unrealized appreciation and depreciation based on that cost was:

      Unrealized appreciation                                    $ 2,416,541
      Unrealized depreciation                                        (43,187)
      ------------------------------------------------------------------------
      Net unrealized appreciation                                $ 2,373,354
      ------------------------------------------------------------------------

HOW TO FIND INFORMATION ABOUT THE FUND'S PORTFOLIO HOLDINGS

(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii) The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330); and

(iv) The Fund's complete schedule of portfolio holdings, as disclosed in its annual and semiannual shareholder reports and in its filings on Form N-Q, can be found at riversource.com/funds.


------------------------------------------------------------------------------

74 RIVERSOURCE STATE TAX-EXEMPT FUNDS - 2006 ANNUAL REPORT

INVESTMENTS IN SECURITIES

RiverSource Ohio Tax-Exempt Fund

AUG. 31, 2006

(Percentages represent value of investments compared to net assets)

MUNICIPAL BONDS (97.0%)

NAME OF                               COUPON      PRINCIPAL         VALUE(a)
ISSUER AND                             RATE        AMOUNT
TITLE OF
ISSUE(b,c)
Bowling Green State University
2003 (AMBAC)
   Series 2003 (AMBAC)
      06-01-12                         5.00%    $   1,145,000    $   1,223,066
Brookville Local School District
   Unlimited General Obligation Bonds
   Series 2003 (FSA)
      12-01-18                         5.25         1,000,000        1,086,310
Cincinnati City School District
   Limited General Obligation Bonds
   School Improvement
   Series 2002 (FSA)
      06-01-21                         5.25         1,000,000        1,074,610
City of Cincinnati
   Unlimited General Obligation Bonds
   Series 2000
      12-01-16                         5.25         1,000,000        1,061,410
City of Cleveland
   Limited General Obligation Refunding Bonds
   Series 2005 (AMBAC)
      10-01-23                         5.50           500,000          584,645
City of Cleveland
   Revenue Bonds
   Series 2002K (FGIC)
      01-01-10                         5.00         1,000,000        1,043,380
City of Columbus
   Prerefunded Unlimited General Obligation Bonds
   Series 1999-2
      06-15-15                         5.75         1,000,000        1,084,300
Cleveland State University
   Revenue Bonds
   Series 2003A (FGIC)
      06-01-15                         5.00         1,000,000        1,070,060
Cleveland State University
   Revenue Bonds
   Series 2004 (FGIC)
      06-01-24                         5.25           500,000(g)       539,130

MUNICIPAL BONDS (CONTINUED)

NAME OF                               COUPON      PRINCIPAL         VALUE(a)
ISSUER AND                             RATE        AMOUNT
TITLE OF
ISSUE(b,c)
Columbus City School District
   Unlimited General Obligation Bonds
   School Facilities Construction & Improvement
   Series 2003 (FGIC)
      12-01-11                         5.00%    $   1,000,000    $   1,063,270
Columbus City School District
   Unlimited General Obligation Bonds
   School Facilities Construction & Improvement
   Series 2004 (FSA)
      12-01-29                         5.25           500,000          537,645
Commonwealth of Puerto Rico
   Unlimited General Obligation Public Improvement
   Bonds
   Series 2001A (FGIC)
      07-01-29                         5.50           500,000(d)       593,145
Commonwealth of Puerto Rico
   Unlimited General Obligation Public Improvement
   Bonds
   Series 2006A
      07-01-27                         5.25           250,000(d)       265,345
Commonwealth of Puerto Rico
   Unlimited General Obligation Refunding & Public
   Improvement Bonds
   Series 2006B
      07-01-32                         5.25           250,000(d)       264,735
      07-01-35                         5.00           250,000(d)       256,225
County of Cuyahoga
   Limited General Obligation Bonds
   Series 1993
      05-15-13                         5.60           450,000          476,294
County of Cuyahoga
   Refunding Revenue Bonds
   Series 2003A
      01-01-17                         6.00         1,000,000        1,115,750
      01-01-32                         6.00         1,000,000        1,101,350

See accompanying notes to investments in securities.


------------------------------------------------------------------------------

RIVERSOURCE STATE TAX-EXEMPT FUNDS - 2006 ANNUAL REPORT 75

RiverSource Ohio Tax-Exempt Fund

MUNICIPAL BONDS (CONTINUED)

NAME OF                               COUPON      PRINCIPAL         VALUE(a)
ISSUER AND                             RATE        AMOUNT
TITLE OF
ISSUE(b,c)
County of Cuyahoga
   Revenue Bonds
   Canton Incorporated Project
   Series 2000
      01-01-30                         7.50%    $     500,000(g) $     559,450
County of Erie
   Revenue Bonds
   Firelands Regional Medical Center
   Series 2002A
      08-15-32                         5.63           245,000          260,050
County of Montgomery
   Revenue Bonds
   Catholic Health Initiatives
   Series 2004A
      05-01-30                         5.00           750,000          778,928
      05-01-32                         5.00           500,000          518,630
Dayton City School District
   Unlimited General Obligation Bonds
   School Facilities Construction & Improvement
   Series 2003A (FGIC)
      12-01-27                         5.00         1,250,000        1,308,813
      12-01-31                         5.00         1,000,000        1,041,680
Dayton City School District
   Unlimited General Obligation Bonds
   School Facilities Construction & Improvement
   Series 2003D (FGIC)
      12-01-17                         5.00         1,000,000        1,063,940
Franklin County
   Refunding Revenue Bonds
   OhioHealth Corporation
   Series 2003C
      05-15-24                         5.25         1,000,000        1,060,040
Franklin County
   Refunding Revenue Bonds
   Trinity Health Credit
   Series 2005A
      06-01-20                         5.00           500,000          524,490
Hamilton County Convention Facilities Authority
   Revenue Bonds
   First Lien
   Series 2004 (FGIC)
      12-01-33                         5.00         1,000,000        1,041,580

MUNICIPAL BONDS (CONTINUED)

NAME OF                               COUPON      PRINCIPAL         VALUE(a)
ISSUER AND                             RATE        AMOUNT
TITLE OF
ISSUE(b,c)
Jackson
   Prerefunded Revenue Bonds
   Consolidated Health System -- Jackson Hospital
   Series 1999
   (Radian Group Financial Guaranty)
      10-01-20                         6.13%    $   1,000,000    $   1,082,600
Kenston Local School District
   Unlimited General Obligation Bonds
   School Improvement
   Series 2003 (MBIA)
   12-01-16                            5.00         1,000,000        1,067,000
Lakewood
   Limited General Obligation Bonds
   Series 2003
      12-01-19                         5.00         1,515,000        1,593,885
Miami County Refunding & Improvement
   Revenue Bonds
   Upper Valley Medical Center
   Series 2006
      05-15-26                         5.25           500,000          526,350
Miami University
   Refunding Revenue Bonds
   Series 2005 (AMBAC)
      09-01-23                         4.75           500,000          521,925
Ohio Housing Finance Agency
   Revenue Bonds
   Residential Mortgage-backed Securities
   Series 2006A (GNMA) A.M.T.
      09-01-26                         4.75           500,000          505,710
      09-01-36                         4.90           500,000          505,290
Ohio Housing Finance Agency
   Revenue Bonds
   Residential Mortgage-backed Securities
   Series 2006E (GNMA/FNMA) A.M.T.
      09-01-36                         5.00           500,000          506,215
Ohio Municipal Electric Generation Agency
   Refunding Revenue Bonds
   Joint Venture 5
   Series 2004 (AMBAC)
      02-15-24                         4.75           750,000          774,173

See accompanying notes to investments in securities.


------------------------------------------------------------------------------

76 RIVERSOURCE STATE TAX-EXEMPT FUNDS - 2006 ANNUAL REPORT

RiverSource Ohio Tax-Exempt Fund

MUNICIPAL BONDS (CONTINUED)

NAME OF                               COUPON      PRINCIPAL         VALUE(a)
ISSUER AND                             RATE        AMOUNT
TITLE OF
ISSUE(b,c)
Ohio State Building Authority
   State Facilities Refunding Revenue Bonds
   Adult Correctional Building Fund Projects
   Series 2001A (FSA)
      10-01-14                         5.50%    $   1,000,000    $   1,079,600
Ohio State Building Authority
   State Facilities Revenue Bonds
   Adult Correctional Building Fund Projects
   Series 2005A (FSA)
      04-01-22                         5.00           750,000          796,665
Ohio State Higher Educational Facility Commission
   Unrefunded Revenue Bonds
   Oberlin
   Series 1999
      10-01-29                         5.00            85,000           87,613
Port of Greater Cincinnati Development Authority
   Revenue Bonds
   Sisters of Mercy
   Series 2006
      10-01-25                         5.00           500,000          518,405
Puerto Rico Electric Power Authority
   Revenue Bonds
   Series 1998DD (FSA)
      07-01-13                         5.13         1,000,000(d)     1,046,780
Puerto Rico Highway & Transportation Authority
   Revenue Bonds
   Series 1996Y
      07-01-13                         6.25           250,000(d)       281,045
Puerto Rico Infrastructure Financing Authority
   Refunding Special Tax Bonds
   Series 2005C (AMBAC)
      07-01-23                         5.50           400,000(d)       466,480
Puerto Rico Municipal Finance Agency
   Revenue Bonds
   Series 2002A (FSA)
      08-01-17                         5.25           750,000(d)       810,698
State of Ohio
   Revenue Bonds
   Mount Union College Project
   Series 2006
      10-01-31                         5.00           500,000          515,550

MUNICIPAL BONDS (CONTINUED)

NAME OF                               COUPON      PRINCIPAL         VALUE(a)
ISSUER AND                             RATE        AMOUNT
TITLE OF
ISSUE(b,c)
State of Ohio
   Unlimited General Obligation Bonds
   Common Schools Capital Facilities
   Series 2001A
      06-15-13                         5.00%    $   1,500,000(g) $   1,577,219
State of Ohio
   Unlimited General Obligation Bonds
   Common Schools Capital Facilities
   Series 2001B
      09-15-20                         5.00         1,000,000        1,052,540
State of Ohio
   Unlimited General Obligation Bonds
   Conservation Projects
   Series 2005A
      03-01-20                         5.00           500,000          528,315
State of Ohio
   Unlimited General Obligation Bonds
   Higher Education
   Series 2003A
      05-01-11                         5.00         1,000,000        1,059,880
State of Ohio
   Unlimited General Obligation Bonds
   Higher Education
   Series 2004B
      02-01-12                         5.00           500,000          533,820
State of Ohio
   Unlimited General Obligation Bonds
   Higher Education
   Series 2005B
      05-01-23                         5.00           500,000          530,230
State of Ohio
   Unlimited General Obligation Bonds
   Highway Capital Improvements
   Series 2002G
      05-01-12                         5.25           750,000          811,553
State of Ohio
   Unlimited General Obligation Bonds
   Infrastructure Improvement
   Series 2005A
      09-01-21                         5.00           500,000          531,975

See accompanying notes to investments in securities.


------------------------------------------------------------------------------

RIVERSOURCE STATE TAX-EXEMPT FUNDS - 2006 ANNUAL REPORT 77

RiverSource Ohio Tax-Exempt Fund

MUNICIPAL BONDS (CONTINUED)

NAME OF                               COUPON      PRINCIPAL         VALUE(a)
ISSUER AND                             RATE        AMOUNT
TITLE OF
ISSUE(b,c)
Summit County
   Limited General Obligation Bonds
   Series 2003
      12-01-18                         5.25%    $   1,490,000    $   1,625,470
Toledo City School District
   Unlimited General Obligation Bonds
   School Facilities Improvement
   Series 2003 (FSA)
   (School District Credit Enhancement
     Program)
      12-01-15                         5.00         1,000,000        1,075,240
University of Akron
   Revenue Bonds
   Series 2003A (AMBAC)
      01-01-22                         5.00         1,000,000        1,049,030
University of Cincinnati
   Revenue Bonds
   Series 2001A (FGIC)
      06-01-14                         5.50         1,000,000        1,085,430
Warren County
   Limited General Obligation Bonds
   Series 1992
      12-01-12                         6.10           500,000          534,775
------------------------------------------------------------------------------

TOTAL MUNICIPAL BONDS
(Cost: $46,472,631)                                              $  47,279,732
------------------------------------------------------------------------------

MUNICIPAL BONDS HELD IN TRUST (1.2%)(e)

NAME OF                               COUPON      PRINCIPAL         VALUE(a)
ISSUER AND                             RATE        AMOUNT
TITLE OF
ISSUE(b)
Puerto Rico Electric Power Authority
   Revenue Bonds
   Series 2002 (MBIA)
      07-01-17                         5.50%    $     500,000(d) $     570,985
------------------------------------------------------------------------------

TOTAL MUNICIPAL BONDS HELD IN TRUST
(Cost: $563,854)                                                 $     570,985
------------------------------------------------------------------------------

MUNICIPAL NOTES (2.3%)

ISSUE(c,f)                          EFFECTIVE      AMOUNT           VALUE(a)
                                      YIELD      PAYABLE AT
                                                  MATURITY
Ohio State Water Development Authority
   Refunding Revenue Bonds
   FirstEnergy Generation
   V.R.D.N. Series 2006A
   (Barclays Bank)
      05-15-19                         3.57%    $   1,100,000    $   1,100,000
------------------------------------------------------------------------------

TOTAL MUNICIPAL NOTES
(Cost: $1,100,000)                                               $   1,100,000
------------------------------------------------------------------------------

TOTAL INVESTMENTS IN SECURITIES
(Cost: $48,136,485)(h)                                           $  48,950,717
==============================================================================

NOTES TO INVESTMENTS IN SECURITIES

(a) Securities are valued by procedures described in Note 1 to the financial statements.

(b) The following abbreviations may be used in the portfolio security descriptions to identify the insurer of the issue:

      ACA   -- ACA Financial Guaranty Corporation
      AMBAC -- Ambac Assurance Corporation
      BIG   -- Bond Investors Guarantee
      CGIC  -- Capital Guaranty Insurance Company
      CIFG  -- IXIS Financial Guaranty
      FGIC  -- Financial Guaranty Insurance Company
      FHA   -- Federal Housing Authority
      FNMA  -- Federal National Mortgage Association
      FHLMC -- Federal Home Loan Mortgage Corporation
      FSA   -- Financial Security Assurance
      GNMA  -- Government National Mortgage Association
      MBIA  -- MBIA Insurance Corporation
      XLCA  -- XL Capital Assurance


------------------------------------------------------------------------------

78 RIVERSOURCE STATE TAX-EXEMPT FUNDS - 2006 ANNUAL REPORT

RiverSource Ohio Tax-Exempt Fund

(c)   The following abbreviations may be used in the portfolio descriptions:

      A.M.T.   -- Alternative Minimum Tax -- At Aug. 31, 2006, the value of securities subject to alternative minimum tax represented 3.1% of net assets.
      B.A.N.   -- Bond Anticipation Note
      C.P.     -- Commercial Paper
      R.A.N.   -- Revenue Anticipation Note
      T.A.N.   -- Tax Anticipation Note
      T.R.A.N. -- Tax & Revenue Anticipation Note
      V.R.     -- Variable Rate
      V.R.D.B. -- Variable Rate Demand Bond
      V.R.D.N. -- Variable Rate Demand Note

(d) Municipal obligations include debt obligations issued by or on behalf of states, territories, possessions, or sovereign nations within the territorial boundaries of the United States. The securities represented 8.8% of net assets at Aug. 31, 2006.

(e)   Municipal Bonds Held in Trust -- See Note 1 to the financial statements.

(f) The Fund is entitled to receive principal and interest from the party within parentheses after a day or a week's notice or upon maturity. The maturity date disclosed represents the final maturity. Interest rate varies to reflect current market conditions; rate shown is the effective rate on Aug. 31, 2006.

(g) Partially pledged as initial deposit on the following open interest rate futures contracts (see Note 5 to the financial statements):

      TYPE OF SECURITY                                         NOTIONAL AMOUNT
      ------------------------------------------------------------------------
      SALE CONTRACTS
      U.S. Long Bond, Dec. 2006, 20-year                         $   400,000
      U.S. Treasury Note, Dec. 2006, 10-year                         600,000

(h) At Aug. 31, 2006, the cost of securities for federal income tax purposes was $47,886,485 and the aggregate gross unrealized appreciation and depreciation based on that cost was:

       Unrealized appreciation                                   $   890,478
       Unrealized depreciation                                       (76,246)
      ------------------------------------------------------------------------
       Net unrealized appreciation                               $   814,232
      ------------------------------------------------------------------------

HOW TO FIND INFORMATION ABOUT THE FUND'S PORTFOLIO HOLDINGS

(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii) The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330); and

(iv) The Fund's complete schedule of portfolio holdings, as disclosed in its annual and semiannual shareholder reports and in its filings on Form N-Q, can be found at riversource.com/funds.


------------------------------------------------------------------------------

RIVERSOURCE STATE TAX-EXEMPT FUNDS - 2006 ANNUAL REPORT 79

FINANCIAL STATEMENTS

STATEMENTS OF ASSETS AND LIABILITIES

                                                                          CALIFORNIA         MASSACHUSETTS          MICHIGAN
                                                                          TAX-EXEMPT          TAX-EXEMPT           TAX-EXEMPT
AUG. 31, 2006                                                                FUND                FUND                 FUND
ASSETS
Investments in securities, at value (Note 1)
   (identified cost $172,232,081, $57,208,818 and
   $47,436,903)                                                     $        179,287,776   $     58,736,937   $         48,750,992
Cash in bank on demand deposit                                                    16,770             59,238                 49,059
Capital shares receivable                                                             --                500                     --
Accrued interest receivable                                                    2,110,377            565,763                675,965
Receivable for investment securities sold                                             --                 --              2,022,510
-----------------------------------------------------------------------------------------------------------------------------------
Total assets                                                                 181,414,923         59,362,438             51,498,526
-----------------------------------------------------------------------------------------------------------------------------------
LIABILITIES
Dividends payable to shareholders                                                 55,014             16,520                 14,339
Capital shares payable                                                            15,377              2,477                  5,000
Payable for investment securities purchased                                       10,437            150,386              1,397,398
Short-term floating rate notes outstanding (Note 1)                                   --            500,000                250,000
Accrued investment management services fee                                         2,042                660                    559
Accrued distribution fee                                                          42,931             14,024                 11,668
Accrued transfer agency fee                                                          217                117                     85
Accrued administrative services fee                                                  349                113                     95
Other accrued expenses                                                            50,379             39,311                 46,217
-----------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                                176,746            723,608              1,725,361
-----------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to outstanding shares                         $        181,238,177   $     58,638,830   $         49,773,165
===================================================================================================================================
REPRESENTED BY
Shares of beneficial interest -- $.01 par value
   (Note 1)                                                         $            351,008   $        110,072   $             94,716
Additional paid-in capital                                                   174,078,461         57,226,801             48,473,061
Undistributed (excess of distributions over)
   net investment income                                                          30,617              2,144                   (159)
Accumulated net realized gain (loss) (Note 7)                                   (259,490)          (222,079)              (103,306)
Unrealized appreciation (depreciation)
   on investments (Note 5)                                                     7,037,581          1,521,892              1,308,853
-----------------------------------------------------------------------------------------------------------------------------------
Total -- representing net assets applicable
   to outstanding shares                                            $        181,238,177   $     58,638,830   $         49,773,165
===================================================================================================================================
Net assets applicable to outstanding shares:       Class A          $        170,289,094   $     48,768,545   $         45,706,641
                                                   Class B          $          8,771,389   $      9,072,094   $          2,650,676
                                                   Class C          $          2,177,694   $        798,191   $          1,415,848
Outstanding shares of beneficial interest:         Class A shares             32,979,699          9,154,223              8,698,092
                                                   Class B shares              1,699,853          1,703,066                504,169
                                                   Class C shares                421,234            149,911                269,384
Net asset value per share:                         Class A          $               5.16   $           5.33   $               5.25
                                                   Class B          $               5.16   $           5.33   $               5.26
                                                   Class C          $               5.17   $           5.32   $               5.26
-----------------------------------------------------------------------------------------------------------------------------------

See accompanying notes to financial statements.


--------------------------------------------------------------------------------

80 RIVERSOURCE STATE TAX-EXEMPT FUNDS - 2006 ANNUAL REPORT

STATEMENTS OF ASSETS AND LIABILITIES

                                                                          MINNESOTA          NEW YORK
                                                                          TAX-EXEMPT        TAX-EXEMPT            OHIO
                                                                             FUND              FUND            TAX-EXEMPT
AUG. 31, 2006                                                           (AS RESTATED)      (AS RESTATED)          FUND
ASSETS
Investments in securities, at value (Note 1)
   (identified cost $348,595,781, $72,729,328 and
   $48,136,485)                                                        $   359,980,302    $    75,091,136   $    48,950,717
Cash in bank on demand deposit                                                  32,450             38,334            69,656
Capital shares receivable                                                      109,896             12,000               619
Accrued interest receivable                                                  3,504,716            824,226           611,738
Receivable for investment securities sold                                    2,147,420                 --                --
----------------------------------------------------------------------------------------------------------------------------
Total assets                                                               365,774,784         75,965,696        49,632,730
----------------------------------------------------------------------------------------------------------------------------
LIABILITIES
Dividends payable to shareholders                                               96,596             21,855            13,952
Capital shares payable                                                          12,201                 --             2,800
Payable for investment securities purchased                                  2,424,403          1,180,702           591,046
Short-term floating rate notes outstanding (Note 1)                         16,890,000          3,630,000           250,000
Accrued investment management services fee                                       3,820                797               548
Accrued distribution fee                                                        81,170             16,732            11,544
Accrued transfer agency fee                                                        527                125                92
Accrued administrative services fee                                                663                136                94
Other accrued expenses                                                          83,186             44,294            37,976
----------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                           19,592,566          4,894,641           908,052
----------------------------------------------------------------------------------------------------------------------------
Net assets applicable to outstanding shares                            $   346,182,218   $     71,071,055   $    48,724,678
============================================================================================================================
REPRESENTED BY
Shares of beneficial interest -- $.01 par value
   (Note 1)                                                            $       656,508   $        140,741   $        92,602
Additional paid-in capital                                                 336,209,128         68,651,439        47,914,316
Undistributed net investment income                                            414,143              8,807                --
Accumulated net realized gain (loss) (Note 7)                               (2,447,694)           (84,523)          (91,661)
Unrealized appreciation (depreciation)
   on investments (Note 5)                                                  11,350,133          2,354,591           809,421
----------------------------------------------------------------------------------------------------------------------------
Total -- representing net assets applicable
   to outstanding shares                                               $   346,182,218   $     71,071,055   $    48,724,678
============================================================================================================================
Net assets applicable to outstanding shares:          Class A          $   308,554,161   $     63,093,671   $    42,239,331
                                                      Class B          $    29,477,245   $      6,828,613   $     4,990,875
                                                      Class C          $     8,150,812   $      1,148,771   $     1,494,472
Outstanding shares of beneficial interest:            Class A shares        58,516,172         12,494,210         8,027,783
                                                      Class B shares         5,589,082          1,352,374           948,475
                                                      Class C shares         1,545,590            227,499           283,946
Net asset value per share:                            Class A          $          5.27   $           5.05   $          5.26
                                                      Class B          $          5.27   $           5.05   $          5.26
                                                      Class C          $          5.27   $           5.05   $          5.26
----------------------------------------------------------------------------------------------------------------------------

See accompanying notes to financial statements.


--------------------------------------------------------------------------------

RIVERSOURCE STATE TAX-EXEMPT FUNDS - 2006 ANNUAL REPORT 81

STATEMENTS OF OPERATIONS

                                                CALIFORNIA TAX-EXEMPT FUND       MASSACHUSETTS TAX-EXEMPT FUND
                                              PERIOD ENDED       YEAR ENDED      PERIOD ENDED      YEAR ENDED
                                             AUG. 31, 2006(a)   JUNE 30, 2006   AUG. 31, 2006(a)  JUNE 30, 2006
INVESTMENT INCOME
Income:
Interest (Note 1)                            $   1,430,060      $   8,784,573   $    437,845       $   2,872,156
-----------------------------------------------------------------------------------------------------------------
Expenses (Note 2):
Investment management services fee                 127,684            880,490         41,475             306,031
Distribution fee
   Class A                                          72,992            450,844         20,570             131,376
   Class B                                          15,773            124,630         17,499             140,903
   Class C                                           3,680             25,844          1,377              11,424
Transfer agency fee                                 12,322             77,619          6,643              43,524
Incremental transfer agency fee
   Class A                                           1,086              6,749            505               3,276
   Class B                                             165              1,226            205               1,470
   Class C                                              61                416             26                 194
Administrative services fees and expenses           22,618            126,617          7,162              42,344
Interest and fee expense (Note 1)                       --                 --          3,379              39,211
Compensation of board members                        1,797              8,844          1,797               8,844
Custodian fees                                       3,100             18,695          1,664              10,119
Printing and postage                                 2,840             32,850          1,400               9,903
Registration fees                                    5,824             42,705          5,980              37,070
Audit fees                                          14,500             21,000         13,600              19,500
Other                                                  535             12,375            232               4,775
-----------------------------------------------------------------------------------------------------------------
Total expenses                                     284,977          1,830,904        123,514             809,964
   Expenses waived/reimbursed by
     the Investment Manager and
     its affiliates (Note 2)                       (24,169)          (129,935)       (25,874)           (102,889)
-----------------------------------------------------------------------------------------------------------------
                                                   260,808          1,700,969         97,640             707,075
   Earnings and bank fee credits on
     cash balances (Note 2)                         (1,945)           (17,465)          (672)             (8,320)
-----------------------------------------------------------------------------------------------------------------
Total net expenses                                 258,863          1,683,504         96,968             698,755
-----------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                  1,171,197          7,101,069        340,877           2,173,401
-----------------------------------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS) -- NET
Net realized gain (loss) on:
   Security tranactions (Note 3)                   141,692            123,549        (48,017)             60,245
   Futures contracts                               (22,669)            56,742         (7,556)             20,026
   Payment from affiliate (Note 2)                      --             16,837             --               5,873
-----------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on investments            119,023            197,128        (55,573)             86,144
Net change in unrealized appreciation
   (depreciation) on investments                 3,438,131         (5,679,188)     1,311,823          (2,607,074)
-----------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                   3,557,154         (5,482,060)     1,256,250          (2,520,930)
-----------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
   resulting from operations                 $   4,728,351      $   1,619,009   $  1,597,127       $    (347,529)
=================================================================================================================

(a)   For the period from July 1, 2006 to Aug. 31, 2006.

See accompanying notes to financial statements.


------------------------------------------------------------------------------

82 RIVERSOURCE STATE TAX-EXEMPT FUNDS - 2006 ANNUAL REPORT

STATEMENTS OF OPERATIONS

                                              MICHIGAN TAX-EXEMPT FUND          MINNESOTA TAX-EXEMPT FUND
                                             PERIOD ENDED      YEAR ENDED      PERIOD ENDED        YEAR ENDED
                                           AUG. 31, 2006(a)   JUNE 30, 2006   AUG. 31, 2006(a)   JUNE 30, 2006
                                                                               (AS RESTATED)     (AS RESTATED)
INVESTMENT INCOME
Income:
Interest (Note 1)                          $     358,767      $   2,331,310   $  2,676,058       $  16,742,991
---------------------------------------------------------------------------------------------------------------
Expenses (Note 2):
Investment management services fee                34,676            251,431        236,249           1,661,816
Distribution fee
   Class A                                        19,288            124,222        129,940             815,467
   Class B                                         4,968             42,252         52,438             408,052
   Class C                                         2,452             18,031         13,856              85,832
Transfer agency fee                                4,832             31,242         29,827             188,098
Incremental transfer agency fee
   Class A                                           400              2,561          2,514              15,682
   Class B                                            74                544            552               3,955
   Class C                                            44                297            187               1,191
Administrative services fees and expenses          5,953             34,522         42,806             243,244
Interest and fee expense (Note 1)                  1,690              2,307        112,173             555,509
Compensation of board members                      1,797              8,844          1,930              10,211
Custodian fees                                     1,550              9,125          4,325              27,720
Printing and postage                               1,280              9,300         11,805              81,555
Registration fees                                  6,200             39,100          7,990              39,527
Audit fees                                        13,600             19,500         15,400              22,500
Other                                                247              2,572         10,623              10,258
---------------------------------------------------------------------------------------------------------------
Total expenses                                    99,051            595,850        672,615           4,170,617
   Expenses waived/reimbursed by
     the Investment Manager and
     its affiliates (Note 2)                     (24,907)           (94,095)       (47,073)           (205,028)
---------------------------------------------------------------------------------------------------------------
                                                  74,144            501,755        625,542           3,965,589
   Earnings and bank fee credits on
     cash balances (Note 2)                         (570)            (6,650)        (9,068)            (50,995)
---------------------------------------------------------------------------------------------------------------
Total net expenses                                73,574            495,105        616,474           3,914,594
---------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                  285,193          1,836,205      2,059,584          12,828,397
---------------------------------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS) - NET
Net realized gain (loss) on:
   Security transactions (Note 3)                (41,518)           236,365       (201,478)         (2,248,309)
   Futures contracts                              (5,985)            16,689        (41,987)            106,808
   Payment from affiliate (Note 2)                    --              5,451             --              27,504
---------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on investments          (47,503)           258,505       (243,465)         (2,113,997)
Net change in unrealized appreciation
   (depreciation) on investments               1,016,039         (1,886,447)     6,880,299         (10,149,663)
---------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                   968,536         (1,627,942)     6,636,834         (12,263,660)
---------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
   resulting from operations               $   1,253,729      $     208,263   $  8,696,418       $     564,737
===============================================================================================================

(a)   For the period from July 1, 2006 to Aug. 31, 2006.

See accompanying notes to financial statements.


------------------------------------------------------------------------------

RIVERSOURCE STATE TAX-EXEMPT FUNDS - 2006 ANNUAL REPORT 83

STATEMENTS OF OPERATIONS

                                                     NEW YORK TAX-EXEMPT FUND           OHIO TAX-EXEMPT FUND
                                                   PERIOD ENDED       YEAR ENDED      PERIOD ENDED      YEAR ENDED
                                                  AUG.31, 2006(a)    JUNE 30, 2006   AUG. 31, 2006(a)  JUNE 30, 2006
                                                   (AS RESTATED)    (AS RESTATED)
INVESTMENT INCOME
Income:
Interest                                          $       572,495   $    3,691,625   $       353,010   $   2,286,353
---------------------------------------------------------------------------------------------------------------------
Expenses (Note 2):
Investment management services fee                         49,608          352,633            34,119         250,961
Distribution fee
   Class A                                                 26,781          169,873            18,012         117,636
   Class B                                                 11,930           89,633             8,607          68,128
   Class C                                                  1,938           12,639             2,561          17,305
Transfer agency fee                                         7,101           46,110             5,196          33,678
Incremental transfer agency fee
   Class A                                                    587            3,782               417           2,670
   Class B                                                    141            1,049               102             763
   Class C                                                     35              230                45             322
Administrative services fees and expenses                   8,563           49,410             5,858          34,377
Interest and fee expense (Note 1)                          23,052          132,118             1,689           2,306
Compensation of board members                               1,797            8,844             1,797           8,844
Custodian fees                                              1,984           11,296             1,860           9,950
Printing and postage                                        2,170           13,990             1,550           9,125
Registration fees                                           6,200           39,500             5,580          38,850
Audit fees                                                 13,900           20,000            13,600          19,500
Other                                                         265            6,580               316           2,996
---------------------------------------------------------------------------------------------------------------------
Total expenses                                            156,052          957,687           101,309         617,411
   Expenses waived/reimbursed by
      the Investment Manager and
      its affiliates (Note 2)                             (26,875)        (111,449)          (25,390)        (97,315)
---------------------------------------------------------------------------------------------------------------------
                                                          129,177          846,238            75,919         520,096
   Earnings and bank fee credits
      on cash balances (Note 2)                            (1,748)          (8,318)           (1,024)         (6,726)
---------------------------------------------------------------------------------------------------------------------
Total net expenses                                        127,429          837,920            74,895         513,370
---------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                           445,066        2,853,705           278,115       1,772,983
---------------------------------------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS) -- NET
Net realized gain (loss) on:
   Security transactions (Note 3)                         (63,412)         499,717           (40,482)         31,271
   Futures contracts                                       (9,127)          20,027            (5,776)         16,689
   Payment from affiliate (Note 2)                             --            8,239                --           5,251
---------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on investments                   (72,539)         527,983           (46,258)         53,211
Net change in unrealized appreciation
   (depreciation) on investments                        1,514,873       (3,334,496)        1,057,934      (2,047,369)
---------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                          1,442,334       (2,806,513)        1,011,676      (1,994,158)
---------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
      resulting from operations                   $     1,887,400   $       47,192   $     1,289,791   $    (221,175)
=====================================================================================================================

(a)   For the period from July 1, 2006 to Aug. 31,2006.

See accompanying notes to financial statements.


------------------------------------------------------------------------------

84 RIVERSOURCE STATE TAX-EXEMPT FUNDS - 2006 ANNUAL REPORT

STATEMENTS OF CHANGES IN NET ASSETS

                                                            CALIFORNIA TAX-EXEMPT FUND
                                                    PERIOD ENDED      YEAR ENDED      YEAR ENDED
                                                  AUG. 31, 2006(a)  JUNE 30, 2006    JUNE 30, 2005
OPERATIONS AND DISTRIBUTIONS
Investment income (loss) -- net                   $    1,171,197    $   7,101,069    $   7,820,739
Net realized gain (loss) on investments                  119,023          197,128        2,843,277
Net change in unrealized appreciation
   (depreciation) on investments                       3,438,131       (5,679,188)       6,675,883
---------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
   resulting from operations                           4,728,351        1,619,009       17,339,899
---------------------------------------------------------------------------------------------------
Distributions to shareholders from:
   Net investment income
      Class A                                         (1,111,403)      (6,678,350)      (7,236,425)
      Class B                                            (47,396)        (365,234)        (544,611)
      Class C                                            (11,212)         (75,848)        (100,096)
   Net realized gain
      Class A                                                 --       (2,060,962)      (2,650,310)
      Class B                                                 --         (141,135)        (248,451)
      Class C                                                 --          (28,036)         (42,061)
---------------------------------------------------------------------------------------------------
Total distributions                                   (1,170,011)      (9,349,565)     (10,821,954)
---------------------------------------------------------------------------------------------------
SHARE TRANSACTIONS (NOTE 4)
Proceeds from sales
   Class A shares (Note 2)                             3,629,083       20,891,751       18,129,921
   Class B shares                                        143,769        1,055,877          964,281
   Class C shares                                         56,836          491,178          755,510
Reinvestment of distributions at net asset value
   Class A shares                                        799,255        6,405,081        7,334,232
   Class B shares                                         40,099          436,470          670,599
   Class C shares                                         10,802           97,101          132,696
Payments for redemptions
   Class A shares                                     (8,060,501)     (39,268,742)     (35,789,588)
   Class B shares (Note 2)                            (2,227,223)      (6,518,006)      (7,417,183)
   Class C shares (Note 2)                               (78,651)      (1,394,220)      (1,664,249)
---------------------------------------------------------------------------------------------------
Increase (decrease) in net assets
   from share transactions                            (5,686,531)     (17,803,510)     (16,883,781)
---------------------------------------------------------------------------------------------------
Total increase (decrease) in net assets               (2,128,191)     (25,534,066)     (10,365,836)
Net assets at beginning of period                    183,366,368      208,900,434      219,266,270
---------------------------------------------------------------------------------------------------
Net assets at end of period                       $  181,238,177    $ 183,366,368    $ 208,900,434
===================================================================================================
Undistributed net investment income               $       30,617    $      29,431    $      30,957
---------------------------------------------------------------------------------------------------

(a)   For the period from July 1, 2006 to Aug. 31, 2006.

See accompanying notes to financial statements.


------------------------------------------------------------------------------

RIVERSOURCE STATE TAX-EXEMPT FUNDS - 2006 ANNUAL REPORT 85

STATEMENTS OF CHANGES IN NET ASSETS

                                                             MASSACHUSETTS TAX-EXEMPT FUND
                                                     PERIOD ENDED       YEAR ENDED      YEAR ENDED
                                                   AUG. 31, 2006(a)   JUNE 30, 2006   JUNE 30, 2005
OPERATIONS AND DISTRIBUTIONS
Investment income (loss) -- net                    $        340,877   $   2,173,401   $   2,366,050
Net realized gain (loss) on investments                     (55,573)         86,144         522,273
Net change in unrealized appreciation
   (depreciation) on investments                          1,311,823      (2,607,074)      2,650,326
----------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
   resulting from operations                              1,597,127        (347,529)      5,538,649
----------------------------------------------------------------------------------------------------
Distributions to shareholders from:
   Net investment income
      Class A                                              (289,620)     (1,851,979)     (1,880,881)
      Class B                                               (47,646)       (387,693)       (449,620)
      Class C                                                (3,799)        (31,553)        (35,315)
   Net realized gain
      Class A                                                    --        (260,911)       (266,380)
      Class B                                                    --         (70,980)        (82,558)
      Class C                                                    --          (6,115)         (6,105)
----------------------------------------------------------------------------------------------------
Total distributions                                        (341,065)     (2,609,231)     (2,720,859)
----------------------------------------------------------------------------------------------------
SHARE TRANSACTIONS (NOTE 4)
Proceeds from sales
   Class A shares (Note 2)                                1,907,931       6,460,310       5,250,331
   Class B shares                                            53,468         849,949         643,022
   Class C shares                                            17,855         151,990         265,254
Reinvestment of distributions at net asset value
   Class A shares                                           236,232       1,715,619       1,789,144
   Class B shares                                            36,650         357,931         419,010
   Class C shares                                             3,546          34,168          38,737
Payments for redemptions
   Class A shares                                        (2,110,518)    (14,249,579)    (12,453,873)
   Class B shares (Note 2)                               (2,732,774)     (6,616,572)     (4,843,199)
   Class C shares (Note 2)                                  (57,449)       (687,929)       (600,562)
----------------------------------------------------------------------------------------------------
Increase (decrease) in net assets
   from share transactions                               (2,645,059)    (11,984,113)     (9,492,136)
----------------------------------------------------------------------------------------------------
Total increase (decrease) in net assets                  (1,388,997)    (14,940,873)     (6,674,346)
Net assets at beginning of period                        60,027,827      74,968,700      81,643,046
----------------------------------------------------------------------------------------------------
Net assets at end of period                        $     58,638,830   $  60,027,827   $  74,968,700
====================================================================================================
Undistributed net investment income                $          2,144   $       2,332   $      94,283
----------------------------------------------------------------------------------------------------

(a)   For the period from July 1, 2006 to Aug. 31, 2006.

See accompanying notes to financial statements.


------------------------------------------------------------------------------

86 RIVERSOURCE STATE TAX-EXEMPT FUNDS - 2006 ANNUAL REPORT

STATEMENTS OF CHANGES IN NET ASSETS

                                                                 MICHIGAN TAX-EXEMPT FUND
                                                     PERIOD ENDED       YEAR ENDED      YEAR ENDED
                                                   AUG. 31, 2006(a)   JUNE 30, 2006   JUNE 30, 2005
OPERATIONS AND DISTRIBUTIONS
Investment income (loss) -- net                    $        285,193   $   1,836,205   $   2,102,624
Net realized gain (loss) on investments                     (47,503)        258,505         545,582
Net change in unrealized appreciation
   (depreciation) on investments                          1,016,039      (1,886,447)      1,522,358
----------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
   resulting from operations                              1,253,729         208,263       4,170,564
----------------------------------------------------------------------------------------------------
Distributions to shareholders from:
   Net investment income
      Class A                                              (265,857)     (1,683,666)     (1,891,829)
      Class B                                               (13,020)       (110,672)       (159,945)
      Class C                                                (6,475)        (47,318)        (50,776)
   Net realized gain
      Class A                                                    --        (405,309)       (261,330)
      Class B                                                    --         (33,837)        (28,921)
      Class C                                                    --         (15,842)         (9,068)
----------------------------------------------------------------------------------------------------
Total distributions                                        (285,352)     (2,296,644)     (2,401,869)
----------------------------------------------------------------------------------------------------
SHARE TRANSACTIONS (NOTE 4)
Proceeds from sales
   Class A shares (Note 2)                                  650,935       5,292,299       5,810,522
   Class B shares                                            10,393         131,671         294,638
   Class C shares                                            26,971         524,009         335,521
Reinvestment of distributions at net asset value
   Class A shares                                           219,921       1,671,150       1,756,355
   Class B shares                                             9,697         101,482         131,427
   Class C shares                                             5,742          55,784          53,472
Payments for redemptions
   Class A shares                                        (1,196,107)    (13,226,236     (11,580,469)
   Class B shares (Note 2)                                 (722,774)     (2,254,715)     (2,230,452)
   Class C shares (Note 2)                                 (132,316)       (866,833)       (559,800)
----------------------------------------------------------------------------------------------------
Increase (decrease) in net assets
   from share transactions                               (1,127,538)     (8,571,389)     (5,988,786)
----------------------------------------------------------------------------------------------------
Total increase (decrease) in net assets                    (159,161)    (10,659,770)     (4,220,091)
Net assets at beginning of period                        49,932,326      60,592,096      64,812,187
----------------------------------------------------------------------------------------------------
Net assets at end of period                        $     49,773,165   $  49,932,326   $  60,592,096
====================================================================================================

(a)   For the period from July 1, 2006 to Aug. 31, 2006.

See accompanying notes to financial statements.


------------------------------------------------------------------------------

RIVERSOURCE STATE TAX-EXEMPT FUNDS - 2006 ANNUAL REPORT 87

STATEMENTS OF CHANGES IN NET ASSETS

                                                              MINNESOTA TAX-EXEMPT FUND
                                                    PERIOD ENDED      YEAR ENDED      YEAR ENDED
                                                   AUG. 31, 2006(a)  JUNE 30, 2006   JUNE 30, 2005
OPERATIONS AND DISTRIBUTIONS
Investment income (loss) -- net                    $     2,059,584   $  12,828,397   $  13,459,781
Net realized gain (loss) on investments                   (243,465)     (2,113,997)      1,307,808
Net change in unrealized appreciation
   (depreciation) on investments                         6,880,299     (10,149,663)     11,874,424
---------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
   from operations                                       8,696,418         564,737      26,642,013
---------------------------------------------------------------------------------------------------
Distributions to shareholders from:
   Net investment income
      Class A                                           (1,869,249)    (11,469,702)    (11,812,371)
      Class B                                             (146,952)     (1,122,358)     (1,350,479)
      Class C                                              (38,972)       (236,496)       (240,632)
   Net realized gain
      Class A                                                   --        (630,199)     (1,142,029)
      Class B                                                   --         (79,986)       (166,188)
      Class C                                                   --         (16,239)        (29,796)
---------------------------------------------------------------------------------------------------
Total distributions                                     (2,055,173)    (13,554,980)    (14,741,495)
---------------------------------------------------------------------------------------------------
SHARE TRANSACTIONS (NOTE 4)
Proceeds from sales
   Class A shares (Note 2)                               6,491,810      28,475,102      40,052,864
   Class B shares                                          117,193       1,638,107       2,238,758
   Class C shares                                           79,478       1,632,443       2,013,530
Reinvestment of distributions at net asset value
   Class A shares                                        1,552,821       9,873,223      10,737,021
   Class B shares                                          126,055       1,007,721       1,294,698
   Class C shares                                           35,357         221,889         234,993
Payments for redemptions
   Class A shares                                       (8,600,320)    (65,255,595)    (66,760,048)
   Class B shares (Note 2)                              (5,711,230)    (15,531,202)    (15,765,912)
   Class C shares (Note 2)                                (324,412)     (2,355,251)     (2,730,362)
---------------------------------------------------------------------------------------------------
Increase (decrease) in net assets from share
   transactions                                         (6,233,248)    (40,293,563)    (28,684,458)
---------------------------------------------------------------------------------------------------
Total increase (decrease) in net assets                    407,997     (53,283,806)    (16,783,940)
Net assets at beginning of period                      345,774,221     399,058,027     415,841,967
---------------------------------------------------------------------------------------------------
Net assets at end of period                        $   346,182,218   $ 345,774,221   $ 399,058,027
===================================================================================================
Undistributed net investment income                $       414,143   $     409,732   $     382,387
---------------------------------------------------------------------------------------------------

(a)   For the period from July 1, 2006 to Aug. 31, 2006.

See accompanying notes to financial statements.


------------------------------------------------------------------------------

88 RIVERSOURCE STATE TAX-EXEMPT FUNDS - 2006 ANNUAL REPORT

STATEMENTS OF CHANGES IN NET ASSETS

                                                              NEW YORK TAX-EXEMPT FUND
                                                    PERIOD ENDED        YEAR ENDED      YEAR ENDED
                                                    AUG.31, 2006(a)    JUNE 30, 2006   JUNE 30, 2005
OPERATIONS AND DISTRIBUTIONS
Investment income (loss) -- net                     $       445,066   $    2,853,705   $   3,103,932
Net realized gain (loss) on investments                     (72,539)         527,983         571,057
Net change in unrealized appreciation
   (depreciation) on investments                          1,514,873       (3,334,496)      2,623,197
-----------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
   from operations                                        1,887,400           47,192       6,298,186
-----------------------------------------------------------------------------------------------------
Distributions to shareholders from:
   Net investment income
      Class A                                              (405,739)      (2,553,156)     (2,732,716)
      Class B                                               (35,821)        (268,752)       (325,543)
      Class C                                                (5,866)         (38,050)        (43,807)
   Net realized gain
      Class A                                                    --         (665,061)       (958,527)
      Class B                                                    --          (87,026)       (144,685)
      Class C                                                    --          (12,789)        (18,926)
-----------------------------------------------------------------------------------------------------
Total distributions                                        (447,426)      (3,624,834)     (4,224,204)
-----------------------------------------------------------------------------------------------------

SHARE TRANSACTIONS (NOTE 4)
Proceeds from sales
   Class A shares (Note 2)                                1,254,286        7,210,267       6,562,422
   Class B shares                                           104,005          625,727         609,622
   Class C shares                                            32,356          237,394         300,146
Reinvestment of distributions at net asset value
   Class A shares                                           333,628        2,653,759       3,143,127
   Class B shares                                            28,703          287,925         374,395
   Class C shares                                             5,642           48,248          61,961
Payments for redemptions
   Class A shares                                        (2,281,555)     (16,835,510)    (17,872,425)
   Class B shares (Note 2)                               (1,146,108)      (3,708,928)     (5,445,727)
   Class C shares (Note 2)                                  (60,772)        (452,020)       (999,298)
-----------------------------------------------------------------------------------------------------
Increase (decrease) in net assets from
   share transactions                                    (1,729,815)      (9,933,138)    (13,265,777)
-----------------------------------------------------------------------------------------------------
Total increase (decrease) in net assets                    (289,841)     (13,510,780)    (11,191,795)
Net assets at beginning of period                        71,360,896       84,871,676      96,063,471
-----------------------------------------------------------------------------------------------------
Net assets at end of period                         $    71,071,055   $   71,360,896   $  84,871,676
=====================================================================================================
Undistributed net investment income                 $         8,807   $       11,167   $       9,181
-----------------------------------------------------------------------------------------------------

(a)   For the period from July 1, 2006 to Aug. 31, 2006.

See accompanying notes to financial statements.


------------------------------------------------------------------------------

RIVERSOURCE STATE TAX-EXEMPT FUNDS - 2006 ANNUAL REPORT 89

STATEMENTS OF CHANGES IN NET ASSETS

                                                                  OHIO TAX-EXEMPT FUND
                                                     PERIOD ENDED       YEAR ENDED      YEAR ENDED
                                                   AUG. 31, 2006 (a)  JUNE 30, 2006   JUNE 30, 2005
OPERATIONS AND DISTRIBUTIONS
Investment income (loss) -- net                    $       278,115    $   1,772,983   $   1,931,489
Net realized gain (loss) on investments                    (46,258)          53,211         618,488
Net change in unrealized appreciation
   (depreciation) on investments                         1,057,934       (2,047,369)      1,820,601
----------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
   resulting from operations                             1,289,791         (221,175)      4,370,578
----------------------------------------------------------------------------------------------------
Distributions to shareholders from:
   Net investment income
      Class A                                             (248,276)      (1,594,779)     (1,682,964)
      Class B                                              (22,960)        (178,210)       (196,329)
      Class C                                               (6,879)         (45,451)        (49,329)
----------------------------------------------------------------------------------------------------
Total distributions                                       (278,115)      (1,818,440)     (1,928,622)
----------------------------------------------------------------------------------------------------
SHARE TRANSACTIONS (NOTE 4)
Proceeds from sales
   Class A shares (Note 2)                               1,007,750        4,686,479       3,342,352
   Class B shares                                           52,305          184,460         444,801
   Class C shares                                           14,061          111,991         251,354
Reinvestment of distributions at net asset value
   Class A shares                                          191,425        1,201,933       1,306,745
   Class B shares                                           18,814          140,854         152,859
   Class C shares                                            6,450           41,682          47,057
Payments for redemptions
   Class A shares                                       (2,090,937)     (12,949,939)    (12,063,570)
   Class B shares (Note 2)                                (498,609)      (2,915,146)     (2,673,642)
   Class C shares (Note 2)                                (105,925)        (454,252)       (755,439)
----------------------------------------------------------------------------------------------------
Increase (decrease) in net assets
   from share transactions                              (1,404,666)      (9,951,938)     (9,947,483)
----------------------------------------------------------------------------------------------------
Total increase (decrease) in net assets                   (392,990)     (11,991,553)     (7,505,527)
Net assets at beginning of period                       49,117,668       61,109,221      68,614,748
----------------------------------------------------------------------------------------------------
Net assets at end of period                        $    48,724,678    $  49,117,668   $  61,109,221
====================================================================================================
Undistributed net investment income                $            --    $          --   $      40,206
----------------------------------------------------------------------------------------------------

(a)   For the period from July 1, 2006 to Aug. 31, 2006.

See accompanying notes to financial statements.


------------------------------------------------------------------------------

90 RIVERSOURCE STATE TAX-EXEMPT FUNDS - 2006 ANNUAL REPORT

NOTES TO FINANCIAL STATEMENTS

1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

RiverSource California Tax-Exempt Trust and RiverSource Special Tax-Exempt Series Trust were organized as Massachusetts business trusts. RiverSource California Tax-Exempt Trust includes only RiverSource California Tax-Exempt Fund. RiverSource Special Tax-Exempt Series Trust is a "series fund" that is currently composed of individual state tax-exempt funds, including RiverSource Massachusetts Tax-Exempt Fund, RiverSource Michigan Tax-Exempt Fund, RiverSource Minnesota Tax-Exempt Fund, RiverSource New York Tax-Exempt Fund and RiverSource Ohio Tax-Exempt Fund (the Funds). The Funds are non-diversified, except for RiverSource Minnesota Tax-Exempt Fund, which is a diversified fund, open-end management investment companies as defined in the Investment Company Act of 1940 (as amended). Each Fund has unlimited authorized shares of beneficial interest.

Each Fund's goal is to provide a high level of income generally exempt from federal income tax as well as from the respective state and local income tax. A portion of each Fund's assets may be invested in bonds whose interest is subject to the alternative minimum tax computation. The Funds concentrate their investments in a single state and therefore may have more credit risk related to the economic conditions of the respective state than Funds that have a broader geographical diversification.

Each Fund offers Class A, Class B and Class C shares.

o     Class A shares are sold with a front-end sales charge.

o     Class B shares may be subject to a contingent deferred sales charge
      (CDSC) and automatically convert to Class A shares during the ninth year of ownership.

o     Class C shares may be subject to a CDSC.

All classes of shares have identical voting, dividend and liquidation rights. The distribution fee and transfer agency fees (class specific expenses) differ among classes. Income, expenses (other than class-specific expenses) and realized and unrealized gains or losses on investments are allocated to each class of shares based upon its relative net assets.

Each Fund's significant accounting policies are summarized below:

USE OF ESTIMATES

Preparing financial statements that conform to U.S. generally accepted accounting principles requires management to make estimates (e.g., on assets, liabilities and contingent assets and liabilities) that could differ from actual results.


------------------------------------------------------------------------------

RIVERSOURCE STATE TAX-EXEMPT FUNDS - 2006 ANNUAL REPORT 91

VALUATION OF SECURITIES

All securities are valued at the close of each business day. Securities traded on national securities exchanges or included in national market systems are valued at the last quoted sale price. Debt securities are generally traded in the over-the-counter market and are valued at a price that reflects fair value as quoted by dealers in these securities or by an independent pricing service. Securities for which market quotations are not readily available are valued at fair value according to methods selected in good faith by the Board. Short-term securities maturing in more than 60 days from the valuation date are valued at the market price or approximate market value based on current interest rates; those maturing in 60 days or less are valued at amortized cost.

SECURITIES PURCHASED ON A FORWARD-COMMITMENT BASIS

Delivery and payment for securities that have been purchased by the Funds on a forward-commitment basis, including when-issued securities and other forward-commitments, can take place one month or more after the transaction date. During this period, such securities are subject to market fluctuations, and they may affect each Fund's net assets the same as owned securities. The Funds designate cash or liquid securities at least equal to the amount of its forward-commitments. At Aug. 31, 2006, outstanding forward-commitments for the Funds are as follows:

                                 WHEN-ISSUED                  OTHER
FUND                              SECURITIES           FORWARD-COMMITMENTS
Minnesota Tax-Exempt Fund         $2,404,575                    $--

OPTION TRANSACTIONS

To produce incremental earnings, protect gains and facilitate buying and selling of securities for investments, the Funds may buy and sell put and call options and write covered call options on portfolio securities as well as write cash-secured put options. The risk in writing a call option is that the Funds give up the opportunity for profit if the market price of the security increases. The risk in writing a put option is that the Funds may incur a loss if the market price of the security decreases and the option is exercised. The risk in buying an option is that the Funds pay a premium whether or not the option is exercised. The Funds also have the additional risk of being unable to enter into a closing transaction if a liquid secondary market does not exist. The Funds also may write over-the-counter options where completing the obligation depends upon the credit standing of the other party.

Option contracts are valued daily at the closing prices on their primary exchanges and unrealized appreciation or depreciation is recorded. The Funds will realize a gain or loss when the option transaction expires or closes. When options on debt securities or futures are exercised, the Funds will realize a gain or loss. When other options are exercised, the proceeds on sales for a written call option, the purchase cost for a written put option or the cost of a security for a purchased put or call option is adjusted by the amount of the premium received or paid.


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92 RIVERSOURCE STATE TAX-EXEMPT FUNDS - 2006 ANNUAL REPORT

FUTURES TRANSACTIONS

To gain exposure to or protect itself from market changes, the Funds may buy and sell financial futures contracts. Risks of entering into futures contracts and related options include the possibility of an illiquid market and that a change in the value of the contract or option may not correlate with changes in the value of the underlying securities.

Upon entering into a futures contract, the Funds are required to deposit either cash or securities in an amount (initial margin) equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by the Funds each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses. The Funds recognize a realized gain or loss when the contract is closed or expires.

SWAP TRANSACTIONS

To produce incremental earnings, to gain exposure to or protect itself from market changes, the Funds may enter into swap agreements. Swaps are an agreement between two parties to exchange periodic cash flows based on a specified amount of principal. The net cash flow is generally the difference between a floating market interest rate versus a fixed interest rate. The Funds may employ swaps to synthetically add or subtract principal exposure to the municipal market.

Risks of entering into a swap include a lack of correlation between swaps and the portfolio of municipal bonds the swaps are designed to hedge or replicate. A lack of correlation may cause the swap to experience adverse changes in value relative to expectations. In addition, swaps are subject to the risk of default of a counterparty, and the risk of adverse movements in market interest rates relative to the swap positions entered.

Swaps are valued daily and unrealized appreciation and depreciation is recorded. The Funds will realize a gain or a loss when the swap is terminated. The Funds did not enter into any swap agreements for the period ended Aug. 31, 2006.

INVERSE FLOATER PROGRAM TRANSACTIONS

Each Fund may enter into transactions in which it transfers to trusts fixed rate municipal bonds in exchange for cash and residual interests in the trusts' assets and cash flows, which are in the form of inverse floating rate securities. The trusts fund the purchases of the municipal bonds by issuing short-term floating rate notes to third parties. The residual interests held by each Fund (inverse floating rate securities) include the right of each Fund
(1) to cause the holders of the short-term floating rate notes to tender their notes at par, and (2) to transfer the municipal bonds from the trusts to each Fund, thereby collapsing the trusts. The municipal bonds transferred to the trusts remain in each Fund's investments in securities and the related short-term floating rate notes are reflected as Fund liabilities under the caption "short-term floating rate notes outstanding" in the "Statement of assets and liabilities." The notes issued by the trusts have interest rates that are multi-modal,


------------------------------------------------------------------------------

RIVERSOURCE STATE TAX-EXEMPT FUNDS - 2006 ANNUAL REPORT 93 which means that they can be reset to a new or different mode at the reset date (e.g., mode can be daily, weekly, monthly or a fixed specific date) at the discretion of the holder of the inverse floating rate security. The floating rate note holders have the option to tender their notes to the trusts for redemption at par at each reset date. Each Fund's investments are held by the trusts and serve as collateral in short-term floating rate notes outstanding. Contractual maturities and interest rates of the municipal bonds held in trust at Aug. 31, 2006, are presented in the "Investments in Securities." The inclusion of interest and fee expense related to the short-term floating rate notes corresponds to an equal increase in interest income from the fixed rate municipal bonds held in trust. At Aug. 31, 2006, the short-term floating rate notes outstanding were as follows:

                                MARKET VALUE     SHORT-TERM
                                OF MUNICIPAL   FLOATING RATE        RANGE OF
                                 BONDS HELD        NOTES            INTEREST
FUND                              IN TRUST      OUTSTANDING          RATES
------------------------------------------------------------------------------
Massachusetts Tax-Exempt Fund   $  1,141,970   $     500,000           3.43%
Michigan Tax-Exempt Fund             570,985         250,000           3.43%
Minnesota Tax-Exempt Fund         27,808,228      16,890,000           3.43%
New York Tax-Exempt Fund           6,102,724       3,630,000   3.45% - 3.48%
Ohio Tax-Exempt Fund                 570,985         250,000   3.43% - 3.48%

GUARANTEES AND INDEMNIFICATIONS

Under each Fund's organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to each Fund. In addition, certain of each Fund's contracts with its service providers contain general indemnification clauses. Each Fund's maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against each Fund cannot be determined and each Fund has no historical basis for predicting the likelihood of any such claims.

FEDERAL TAXES

Each Fund's policy is to comply with Subchapter M of the Internal Revenue Code that applies to regulated investment companies and to distribute substantially all of its taxable income to shareholders. No provision for income or excise taxes is thus required. Each Fund is treated as a separate entity for federal income tax purposes.

Net investment income (loss) and net realized gains (losses) may differ for financial statement and tax purposes primarily because of deferred losses on certain futures contracts and losses deferred due to "wash sale" transactions. The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains (losses) were recorded by the Funds.


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94 RIVERSOURCE STATE TAX-EXEMPT FUNDS - 2006 ANNUAL REPORT

The tax character of distributions paid for the periods indicated is as follows:

                                                 PERIOD ENDED      YEAR ENDED      YEAR ENDED
                                                AUG. 31, 2006*   JUNE 30, 2006   JUNE 30, 2005
----------------------------------------------------------------------------------------------
CALIFORNIA TAX-EXEMPT FUND

CLASS A
Distributions paid from:
   Ordinary income -
      tax-exempt interest distributions(a) ..    $  1,111,403    $  6,798,475    $  7,236,561
   Long-term capital gain ...................              --       1,940,837       2,650,174

CLASS B
Distributions paid from:
   Ordinary income -
      tax-exempt interest distributions(a) ..          47,396         373,460         544,611
   Long-term capital gain ...................              --         132,909         248,451

CLASS C
Distributions paid from:
   Ordinary income -
      tax-exempt interest distributions(a) ..          11,212          77,483          99,960
   Long-term capital gain ...................              --          26,401          42,197

(a) Tax-exempt distributions were 99.99% for the period ended Aug. 31, 2006 and 98% and 98.70% for the years ended June 30, 2006 and 2005, respectively.

MASSACHUSETTS TAX-EXEMPT FUND

CLASS A
Distributions paid from:
   Ordinary income -
      tax-exempt interest distributions(b) ..      $  289,620     $  1,869,690   $  1,880,881
   Long-term capital gain ...................              --          243,200        266,380

CLASS B
Distributions paid from:
   Ordinary income -
      tax-exempt interest distributions(b) ..          47,646          392,511        449,620
   Long-term capital gain ...................              --           66,162         82,558

CLASS C
Distributions paid from:
   Ordinary income -
      tax-exempt interest distributions(b) ..           3,799           31,968         35,315
   Long-term capital gain ...................              --            5,700          6,105

(b) Tax-exempt distributions were 99.99% for the period ended Aug. 31, 2006 and 98.78% and 97.10% for the years ended June 30, 2006 and 2005, respectively.


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RIVERSOURCE STATE TAX-EXEMPT FUNDS - 2006 ANNUAL REPORT 95

                                                 PERIOD ENDED     YEAR ENDED       YEAR ENDED
                                                AUG. 31, 2006*   JUNE 30, 2006   JUNE 30, 2005
----------------------------------------------------------------------------------------------
MICHIGAN TAX-EXEMPT FUND

CLASS A
Distributions paid from:
   Ordinary income -
      tax-exempt interest distributions(c) ..     $   265,857     $  1,723,762    $  1,950,028
   Long-term capital gain ...................              --          365,213         203,131

CLASS B
Distributions paid from:
   Ordinary income -
      tax-exempt interest distributions(c) ..          13,020          114,019         166,262
   Long-term capital gain ...................              --           30,490          22,604

CLASS C
Distributions paid from:
   Ordinary income -
      tax-exempt interest distributions(c) ..           6,475           48,885          52,795
   Long-term capital gain ...................              --           14,275           7,049

(c) Tax-exempt distributions were 99.98% for the period ended Aug. 31, 2006 and 97.36% and 95.09% for the years ended June 30, 2006 and 2005, respectively.

MINNESOTA TAX-EXEMPT FUND

CLASS A
Distributions paid from:
   Ordinary income -
      tax-exempt distributions(d) ...........    $  1,869,249    $  11,469,904   $  11,812,371
   Long-term capital gain ...................              --          629,997       1,142,029

CLASS B
Distributions paid from:
   Ordinary income -
      tax-exempt distributions(d) ...........         146,952        1,122,384       1,350,479
   Long-term capital gain ...................              --           79,960         166,188

CLASS C
Distributions paid from:
   Ordinary income -
      tax-exempt distributions(d) ...........          38,972          236,501         240,632
   Long-term capital gain ...................              --           16,234          29,796

(d) Tax-exempt distributions were 99.72% for the period ended Aug. 31, 2006 and 98.25% and 100% for the years ended June 30, 2006 and 2005, respectively.


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96 RIVERSOURCE STATE TAX-EXEMPT FUNDS - 2006 ANNUAL REPORT

                                                 PERIOD ENDED     YEAR ENDED       YEAR ENDED
                                                AUG. 31, 2006*   JUNE 30, 2006   JUNE 30, 2005
----------------------------------------------------------------------------------------------
NEW YORK TAX-EXEMPT FUND

CLASS A
Distributions paid from:
   Ordinary income -
      tax-exempt distributions(e) ...........     $   405,739     $  2,592,222    $  2,774,686
   Long-term capital gain ...................              --          625,995         916,557

CLASS B
Distributions paid from:
   Ordinary income -
      tax-exempt distributions(e) ...........          35,821          273,864         331,878
   Long-term capital gain ...................              --           81,914         138,350

CLASS C
Distributions paid from:
   Ordinary income -
      tax-exempt distributions(e) ...........           5,866           38,801          44,636
   Long-term capital gain ...................              --           12,038          18,097

(e) Tax-exempt distributions were 99.98% for the period ended Aug. 31, 2006 and 98.21% and 97.38% for the years ended June 30, 2006 and 2005, respectively.

OHIO TAX-EXEMPT FUND

CLASS A
Distributions paid from:
   Ordinary income -
      tax-exempt distributions(f) ...........      $  248,276     $  1,594,779    $  1,682,964
   Long-term capital gain ...................              --               --              --

CLASS B
Distributions paid from:
   Ordinary income -
      tax-exempt distributions(f) ...........          22,960          178,210         196,329
   Long-term capital gain ...................              --               --              --

CLASS C
Distributions paid from:
   Ordinary income -
      tax-exempt distributions(f) ...........           6,879           45,451          49,329
   Long-term capital gain ...................              --               --              --

(f) Tax-exempt distributions were 99.98% for the period ended Aug. 31, 2006 and 99.73% and 98.41% for the years ended June 30, 2006 and 2005, respectively.

*     For the period from July 1, 2006 to Aug. 31, 2006.


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RIVERSOURCE STATE TAX-EXEMPT FUNDS - 2006 ANNUAL REPORT 97

At Aug. 31, 2006, the components of distributable earnings on a tax basis for each Fund are as follows:

                                UNDISTRIBUTED    ACCUMULATED      UNREALIZED
                                 TAX-EXEMPT       LONG-TERM      APPRECIATION
FUND                               INCOME        GAIN (LOSS)    (DEPRECIATION)
------------------------------------------------------------------------------
California Tax-Exempt Fund       $   67,870     $    (107,334)   $   6,903,186
Massachusetts Tax-Exempt Fund        17,592          (150,060)       1,450,945
Michigan Tax-Exempt Fund             14,683           (72,561)       1,277,605
Minnesota Tax-Exempt Fund           300,804        (2,433,759)      11,546,133
New York Tax-Exempt Fund             36,179           (18,255)       2,282,806
Ohio Tax-Exempt Fund                 13,953           (90,574)         808,333

RECENT ACCOUNTING PRONOUNCEMENTS

In June 2006, the Financial Accounting Standards Board (FASB) issued FASB Interpretation 48 (FIN 48), "Accounting for Uncertainty in Income Taxes." FIN 48 clarifies the accounting for uncertainty in income taxes recognized in accordance with FASB Statement 109, "Accounting for Income Taxes." FIN 48 prescribes a two-step process to recognize and measure a tax position taken or expected to be taken in a tax return. The first step is to determine whether a tax position has met the more-likely-than-not recognition threshold and the second step is to measure a tax position that meets the threshold to determine the amount of benefit to recognize. FIN 48 also provides guidance on derecognition, classification, interest and penalties, accounting in interim periods, disclosure and transition. FIN 48 is effective for fiscal years beginning after Dec. 15, 2006. Tax positions of each Fund are being evaluated to determine the impact, if any, that will result from the adoption of FIN 48.

DIVIDENDS TO SHAREHOLDERS

Dividends from net investment income, declared daily and paid monthly, are reinvested in additional shares of each Fund at net asset value or payable in cash. Capital gains, when available, are distributed along with the last income dividend of the calendar year.

OTHER

Security transactions are accounted for on the date securities are purchased or sold. Interest income, including amortization of premium, market discount and original issue discount using the effective interest method, is accrued daily.


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98 RIVERSOURCE STATE TAX-EXEMPT FUNDS - 2006 ANNUAL REPORT

2. EXPENSES AND SALES CHARGES

Under an Investment Management Services Agreement, RiverSource Investments, LLC (the Investment Manager) determines which securities will be purchased, held or sold. Prior to Oct. 1, 2005, investment management services were provided by Ameriprise Financial, Inc. (Ameriprise Financial). The management fee is a percentage of each Fund's average daily net assets that declines from 0.41% to 0.25% annually as each Fund's assets increase. Prior to March 1, 2006, the fee percentage of each Fund's average daily net assets declined from 0.47% to 0.38% annually as each Fund's assets increased.

Under the current Administrative Services Agreement, each Fund pays Ameriprise Financial a fee for administration and accounting services at a percentage of each Fund's average daily net assets that declines from 0.07% to 0.04% annually as each Fund's assets increase. Prior to Oct. 1, 2005, the fee percentage of each Fund's average daily net assets declined from 0.04% to 0.02% annually as each Fund's assets increased. A minor portion of additional administrative service expenses paid by the Funds are consultants' fees and fund office expenses. Under this agreement, the Funds also pay taxes, audit and certain legal fees, registration fees for shares, compensation of board members, corporate filing fees and any other expenses properly payable by the Funds and approved by the Board.

Under a Deferred Compensation Plan (the Plan), non-interested board members may defer receipt of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of each Fund or other RiverSource funds. Each Fund's liability for these amounts is adjusted for market value changes and remains in each Fund until distributed in accordance with the Plan.

Under a separate Transfer Agency Agreement, RiverSource Service Corporation (the Transfer Agent) maintains shareholder accounts and records. Each Fund pays the Transfer Agent an annual fee per shareholder account for this service as follows:

o     Class A $20.50

o     Class B $21.50

o     Class C $21.00

The incremental transfer agency fee is the amount charged to the specific classes for the additional expense above the base fee of $18.50.

The Transfer Agent charges an annual closed account fee of $5 per inactive account, charged on a pro rata basis for 12 months from the date the account becomes inactive. These fees are included in the transfer agency fees on the statements of operations.

Each Fund has agreements with Ameriprise Financial Services, Inc. (the Distributor) for distribution and shareholder services. Under a Plan and Agreement of Distribution pursuant to Rule 12b-1, each Fund pays a fee at an annual rate up to 0.25% of each Fund's average daily net assets attributable to Class A shares and up to 1.00% for Class B and Class C shares.


------------------------------------------------------------------------------

RIVERSOURCE STATE TAX-EXEMPT FUNDS - 2006 ANNUAL REPORT 99

Under an agreement which was effective until Sept. 30, 2005, net expenses would not exceed 0.88% for Class A, 1.64% for Class B and 1.64% for Class C of the Fund's average daily net assets for Massachusetts Tax-Exempt Fund, Michigan Tax-Exempt Fund, New York Tax-Exempt Fund and Ohio Tax-Exempt Fund. Effective as of Oct. 1, 2005, the Investment Manager and its affiliates have agreed to waive certain fees and expenses until Aug. 31, 2007, unless sooner terminated at the discretion of the Board, such that net expenses (excluding interest and fee expenses related to the Fund's participation in certain inverse floater programs) will not exceed 0.79% for Class A, 1.55% for Class B and 1.55% for Class C of the Fund's average daily net assets for California Tax-Exempt Fund, Massachusetts Tax-Exempt Fund, Michigan Tax-Exempt Fund, Minnesota Tax-Exempt Fund, New York Tax-Exempt Fund and Ohio Tax-Exempt Fund.

For the period from July 1, 2006 to Aug. 31, 2006, the Investment Manager and its affiliates waived certain fees and expenses as follows:

FUND                                               CLASS A   CLASS B   CLASS C
------------------------------------------------------------------------------
California Tax-Exempt Fund                          0.79%     1.55%     1.55%
Massachusetts Tax-Exempt Fund                       0.79      1.55      1.55
Michigan Tax-Exempt Fund                            0.79      1.55      1.55
Minnesota Tax-Exempt Fund                           0.79      1.55      1.55
New York Tax-Exempt Fund                            0.79      1.55      1.55
Ohio Tax-Exempt Fund                                0.79      1.55      1.55

Of these waived fees and expenses, the transfer agency fees waived are as follows:

FUND                                                                   AMOUNT
------------------------------------------------------------------------------
California Tax-Exempt Fund
   Class A                                                            $  9,368
   Class B                                                                 385
   Class C                                                                 128
The management fees waived at the Fund level were $14,288.

Massachusetts Tax-Exempt Fund
   Class A                                                              15,032
   Class B                                                               2,876
   Class C                                                                 252
The management fees waived at the Fund level were $7,714.

Michigan Tax-Exempt Fund
   Class A                                                               4,808
   Class B                                                                 309
   Class C                                                                 159
The management fees waived at the Fund level were $19,631.

Minnesota Tax-Exempt Fund
   Class A                                                              28,966
   Class B                                                               2,697
   Class C                                                                 754
The management fees waived at the Fund level were $14,656.


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100 RIVERSOURCE STATE TAX-EXEMPT FUNDS - 2006 ANNUAL REPORT

FUND                                                                   AMOUNT
------------------------------------------------------------------------------
New York Tax-Exempt Fund
   Class A                                                            $  6,875
   Class B                                                                 722
   Class C                                                                 129
The management fees waived at the Fund level were $19,149.

Ohio Tax-Exempt Fund
   Class A                                                               4,914
   Class B                                                                 553
   Class C                                                                 179
The management fees waived at the Fund level were $19,744.

For the year ended June 30, 2006, the Investment Manager and its affiliates waived certain fees and expenses as follows:

FUND                                               CLASS A   CLASS B   CLASS C
------------------------------------------------------------------------------
California Tax-Exempt Fund                          0.81%     1.57%     1.58%
Massachusetts Tax-Exempt Fund                       0.81      1.58      1.58
Michigan Tax-Exempt Fund                            0.81      1.58      1.57
Minnesota Tax-Exempt Fund                           0.81      1.57      1.57
New York Tax-Exempt Fund                            0.81      1.58      1.58
Ohio Tax-Exempt Fund                                0.81      1.58      1.58

Of these waived fees and expenses, the transfer agency fees waived are as follows:

FUND                                                                   AMOUNT
------------------------------------------------------------------------------
California Tax-Exempt Fund
   Class A                                                            $ 58,036
   Class B                                                               3,499
   Class C                                                                 850
The management fees waived at the Fund level were $67,550.

Massachusetts Tax-Exempt Fund
   Class A                                                              34,233
   Class B                                                               8,270
   Class C                                                                 748
The management fees waived at the Fund level were $59,638.

Michigan Tax-Exempt Fund
   Class A                                                              27,785
   Class B                                                               2,229
   Class C                                                               1,034
The management fees waived at the Fund level were $63,047.

Minnesota Tax-Exempt Fund
   Class A                                                             132,553
   Class B                                                              14,644
   Class C                                                               3,422
The management fees waived at the Fund level were $54,409.


------------------------------------------------------------------------------

RIVERSOURCE STATE TAX-EXEMPT FUNDS - 2006 ANNUAL REPORT 101

FUND                                                                   AMOUNT
------------------------------------------------------------------------------
New York Tax-Exempt Fund
   Class A                                                            $ 40,263
   Class B                                                               4,927
   Class C                                                                 780
The management fees waived at the Fund level were $65,479.

Ohio Tax-Exempt Fund
   Class A                                                              28,633
   Class B                                                               3,812
   Class C                                                               1,103
The management fees waived at the Fund level were $63,767.

Sales charges received by the Distributor for distributing the Funds' shares for the periods indicated are as follows:

                                                 PERIOD ENDED AUG. 31, 2006(a)
FUND                                              CLASS A    CLASS B   CLASS C
------------------------------------------------------------------------------
California Tax-Exempt Fund                      $  28,971   $  1,714    $   17
Massachusetts Tax-Exempt Fund                       7,835      7,394         1
Michigan Tax-Exempt Fund                            2,094      3,820       362
Minnesota Tax-Exempt Fund                          32,269      5,001       467
New York Tax-Exempt Fund                            4,504        959        75
Ohio Tax-Exempt Fund                                8,897        767        --

(a)   For the period from July 1, 2006 to Aug. 31, 2006.

                                                   YEAR ENDED JUNE 30, 2006
FUND                                              CLASS A    CLASS B   CLASS C
------------------------------------------------------------------------------
California Tax-Exempt Fund                      $ 151,906   $ 29,100   $   449
Massachusetts Tax-Exempt Fund                      53,101     38,137       582
Michigan Tax-Exempt Fund                           38,134      9,161     1,077
Minnesota Tax-Exempt Fund                         355,581     85,770     1,314
New York Tax-Exempt Fund                           64,053     18,982       987
Ohio Tax-Exempt Fund                               38,443     19,731       254

The Funds' custodian and transfer agency fees were reduced as a result of earnings and bank fee credits from overnight cash balances for the periods indicated as follows:

                                                 PERIOD ENDED AUG. 31, 2006(a)
FUND                                                                 REDUCTION
------------------------------------------------------------------------------
California Tax-Exempt Fund                                           $   1,945
Massachusetts Tax-Exempt Fund                                              672
Michigan Tax-Exempt Fund                                                   570
Minnesota Tax-Exempt Fund                                                9,068
New York Tax-Exempt Fund                                                 1,748
Ohio Tax-Exempt Fund                                                     1,024

(a)   For the period from July 1, 2006 to Aug. 31, 2006.


------------------------------------------------------------------------------

102 RIVERSOURCE STATE TAX-EXEMPT FUNDS - 2006 ANNUAL REPORT

                                                      YEAR ENDED JUNE 30, 2006
FUND                                                                 REDUCTION
------------------------------------------------------------------------------
California Tax-Exempt Fund                                           $  17,465
Massachusetts Tax-Exempt Fund                                            8,320
Michigan Tax-Exempt Fund                                                 6,650
Minnesota Tax-Exempt Fund                                               50,995
New York Tax-Exempt Fund                                                 8,318
Ohio Tax-Exempt Fund                                                     6,726

For the year ended June 30, 2006, the Funds received a one time payment by Ameriprise Financial for additional earnings from overnight cash balances determined to be owed for prior years. This amount was insignificant to each Fund's net asset value and total return.

FUND                                                                    AMOUNT
------------------------------------------------------------------------------
California Tax-Exempt Fund                                           $  16,837
Massachusetts Tax-Exempt Fund                                            5,873
Michigan Tax-Exempt Fund                                                 5,451
Minnesota Tax-Exempt Fund                                               27,504
New York Tax-Exempt Fund                                                 8,239
Ohio Tax-Exempt Fund                                                     5,251

3. SECURITIES TRANSACTIONS

For the period ended Aug. 31, 2006,cost of purchases and proceeds from sales (other than short-term obligations) aggregated for each Fund are as follows:

FUND                                                 PURCHASES        PROCEEDS
------------------------------------------------------------------------------
California Tax-Exempt Fund                        $ 11,996,543   $  16,232,721
Massachusetts Tax-Exempt Fund                        2,804,483       5,135,098
Michigan Tax-Exempt Fund                             2,693,890       4,638,294
Minnesota Tax-Exempt Fund                            9,372,320       9,386,251
New York Tax-Exempt Fund                             4,883,179       6,405,945
Ohio Tax-Exempt Fund                                 3,361,402       4,687,225

Realized gains and losses are determined on an identified cost basis.


------------------------------------------------------------------------------

RIVERSOURCE STATE TAX-EXEMPT FUNDS - 2006 ANNUAL REPORT 103

4. SHARE TRANSACTIONS

Transactions in shares for each Fund for the periods indicated are as follows:

                                              CALIFORNIA TAX-EXEMPT FUND
                                             PERIOD ENDED AUG. 31, 2006(a)
                                          CLASS A        CLASS B         CLASS C
---------------------------------------------------------------------------------
Sold                                      713,105         28,307          11,091
Issued for reinvested distributions       155,930          7,832           2,105
Redeemed                               (1,573,086)      (438,186)        (15,324)
---------------------------------------------------------------------------------
Net increase (decrease)                  (704,051)      (402,047)         (2,128)
---------------------------------------------------------------------------------

                                                YEAR ENDED JUNE 30, 2006
                                          CLASS A        CLASS B         CLASS C
---------------------------------------------------------------------------------
Sold                                    4,036,004        204,267          95,008
Issued for reinvested distributions     1,243,495         84,748          18,813
Redeemed                               (7,590,967)    (1,255,215)       (269,704)
---------------------------------------------------------------------------------
Net increase (decrease)                (2,311,468)      (966,200)       (155,883)
---------------------------------------------------------------------------------

                                                YEAR ENDED JUNE 30, 2005
                                          CLASS A        CLASS B         CLASS C
---------------------------------------------------------------------------------
Sold                                    3,470,204        184,660         144,458
Issued for reinvested distributions     1,403,867        128,452          25,370
Redeemed                               (6,850,880)    (1,423,411)       (317,324)
---------------------------------------------------------------------------------
Net increase (decrease)                (1,976,809)    (1,110,299)       (147,496)
---------------------------------------------------------------------------------

                                              MASSACHUSETTS TAX-EXEMPT FUND
                                              PERIOD ENDED AUG. 31, 2006(a)
                                          CLASS A        CLASS B         CLASS C
---------------------------------------------------------------------------------
Sold                                      363,719         10,202           3,388
Issued for reinvested distributions        44,686          6,934             672
Redeemed                                 (401,184)      (518,954)        (10,891)
---------------------------------------------------------------------------------
Net increase (decrease)                     7,221       (501,818)         (6,831)
---------------------------------------------------------------------------------

                                                YEAR ENDED JUNE 30, 2006
                                          CLASS A        CLASS B         CLASS C
---------------------------------------------------------------------------------
Sold                                    1,209,044        159,477          28,692
Issued for reinvested distributions       322,790         67,314           6,428
Redeemed                               (2,681,419)    (1,239,200)       (129,837)
---------------------------------------------------------------------------------
Net increase (decrease)                (1,149,585)    (1,012,409)        (94,717)
---------------------------------------------------------------------------------

                                                YEAR ENDED JUNE 30, 2005
                                          CLASS A        CLASS B         CLASS C
---------------------------------------------------------------------------------
Sold                                      973,442        118,798          49,187
Issued for reinvested distributions       330,855         77,493           7,167
Redeemed                               (2,306,644)      (898,813)       (111,173)
---------------------------------------------------------------------------------
Net increase (decrease)                (1,002,347)      (702,522)        (54,819)
---------------------------------------------------------------------------------


------------------------------------------------------------------------------

104 RIVERSOURCE STATE TAX-EXEMPT FUNDS - 2006 ANNUAL REPORT

                                                MICHIGAN TAX-EXEMPT FUND
                                              PERIOD ENDED AUG. 31, 2006(a)
                                          CLASS A        CLASS B         CLASS C
---------------------------------------------------------------------------------
Sold                                      125,670          1,992           5,188
Issued for reinvested distributions        42,120          1,857           1,100
Redeemed                                 (230,194)      (139,247)        (25,467)
---------------------------------------------------------------------------------
Net increase (decrease)                   (62,404)      (135,398)        (19,179)
---------------------------------------------------------------------------------

                                                YEAR ENDED JUNE 30, 2006
                                          CLASS A        CLASS B         CLASS C
---------------------------------------------------------------------------------
Sold                                    1,007,240         25,135          99,433
Issued for reinvested distributions       318,908         19,353          10,644
Redeemed                               (2,520,700)      (427,991)       (165,508)
---------------------------------------------------------------------------------
Net increase (decrease)                (1,194,552)      (383,503)        (55,431)
---------------------------------------------------------------------------------

                                                YEAR ENDED JUNE 30, 2005
                                          CLASS A        CLASS B         CLASS C
---------------------------------------------------------------------------------
Sold                                    1,092,631         55,503          63,091
Issued for reinvested distributions       329,971         24,678          10,044
Redeemed                               (2,177,836)      (420,994)       (105,325)
---------------------------------------------------------------------------------
Net increase (decrease)                  (755,234)      (340,813)        (32,190)
---------------------------------------------------------------------------------

                                               MINNESOTA TAX-EXEMPT FUND
                                             PERIOD ENDED AUG. 31, 2006(a)
                                          CLASS A        CLASS B         CLASS C
---------------------------------------------------------------------------------
Sold                                    1,249,041         22,719          15,239
Issued for reinvested distributions       296,839         24,100           6,760
Redeemed                               (1,650,357)    (1,099,618)        (62,221)
---------------------------------------------------------------------------------
Net increase (decrease)                  (104,477)    (1,052,799)        (40,222)
---------------------------------------------------------------------------------

                                               YEAR ENDED JUNE 30, 2006
                                          CLASS A        CLASS B         CLASS C
---------------------------------------------------------------------------------
Sold                                    5,404,198        310,952         309,585
Issued for reinvested distributions     1,880,076        191,786          42,259
Redeemed                              (12,427,629)    (2,948,175)       (447,815)
---------------------------------------------------------------------------------
Net increase (decrease)                (5,143,355)    (2,445,437)        (95,971)
---------------------------------------------------------------------------------

                                               YEAR ENDED JUNE 30, 2005
                                          CLASS A        CLASS B         CLASS C
---------------------------------------------------------------------------------
Sold                                    7,546,438        419,686         378,689
Issued for reinvested distributions     2,015,244        243,032          44,107
Redeemed                              (12,549,607)    (2,978,564)       (513,275)
---------------------------------------------------------------------------------
Net increase (decrease)                (2,987,925)    (2,315,846)        (90,479)
---------------------------------------------------------------------------------


------------------------------------------------------------------------------

RIVERSOURCE STATE TAX-EXEMPT FUNDS - 2006 ANNUAL REPORT 105

                                                NEW YORK TAX-EXEMPT FUND
                                              PERIOD ENDED AUG. 31, 2006(a)
                                          CLASS A        CLASS B         CLASS C
---------------------------------------------------------------------------------
Sold                                      252,039         20,852           6,460
Issued for reinvested distributions        66,580          5,730           1,126
Redeemed                                 (456,343)      (230,530)        (12,175)
---------------------------------------------------------------------------------
Net increase (decrease)                  (137,724)      (203,948)         (4,589)
---------------------------------------------------------------------------------

                                                YEAR ENDED JUNE 30, 2006
                                          CLASS A        CLASS B         CLASS C
---------------------------------------------------------------------------------
Sold                                    1,420,333        123,189          46,590
Issued for reinvested distributions       525,877         57,046           9,561
Redeemed                               (3,327,671)      (729,908)        (89,076)
---------------------------------------------------------------------------------
Net increase (decrease)                (1,381,461)      (549,673)        (32,925)
---------------------------------------------------------------------------------

                                                YEAR ENDED JUNE 30, 2005
                                          CLASS A        CLASS B         CLASS C
---------------------------------------------------------------------------------
Sold                                    1,273,990        118,256          58,049
Issued for reinvested distributions       609,569         72,640          12,015
Redeemed                               (3,468,592)    (1,058,818)       (193,383)
---------------------------------------------------------------------------------
Net increase (decrease)                (1,585,033)      (867,922)       (123,319)
---------------------------------------------------------------------------------

                                                   OHIO TAX-EXEMPT FUND
                                              PERIOD ENDED AUG. 31, 2006(a)
                                          CLASS A        CLASS B         CLASS C
---------------------------------------------------------------------------------
Sold                                      194,690         10,118           2,707
Issued for reinvested distributions        36,662          3,603           1,235
Redeemed                                 (401,786)       (96,356)        (20,427)
---------------------------------------------------------------------------------
Net increase (decrease)                  (170,434)       (82,635)        (16,485)
---------------------------------------------------------------------------------

                                                YEAR ENDED JUNE 30, 2006
                                          CLASS A        CLASS B         CLASS C
---------------------------------------------------------------------------------
Sold                                      892,271         35,150          21,350
Issued for reinvested distributions       229,263         26,859           7,950
Redeemed                               (2,470,653)      (554,877)        (86,600)
---------------------------------------------------------------------------------
Net increase (decrease)                (1,349,119)      (492,868)        (57,300)
---------------------------------------------------------------------------------

                                               YEAR ENDED JUNE 30, 2005
                                          CLASS A        CLASS B         CLASS C
---------------------------------------------------------------------------------
Sold                                      634,596         83,991          47,441
Issued for reinvested distributions       246,552         28,844           8,876
Redeemed                               (2,278,127)      (509,146)       (142,885)
---------------------------------------------------------------------------------
Net increase (decrease)                (1,396,979)      (396,311)        (86,568)
---------------------------------------------------------------------------------

(a)  For the period from July 1, 2006 to Aug. 31, 2006.


------------------------------------------------------------------------------

106 RIVERSOURCE STATE TAX-EXEMPT FUNDS - 2006 ANNUAL REPORT

5. INTEREST RATE FUTURES CONTRACTS

At Aug. 31, 2006, RiverSource California Tax-Exempt Fund's investments in securities included securities valued at $36,885 that were pledged as collateral to cover initial margin deposits on 38 open sale contracts. The notional market value of the open sale contracts at Aug. 31, 2006 was $4,131,875 with a net unrealized loss of $18,114. See "Summary of significant accounting policies" and "Notes to investments in securities."

At Aug. 31, 2006, RiverSource Massachusetts Tax-Exempt Fund's investments in securities included securities valued at $18,955 that were pledged as collateral to cover initial margin deposits on 13 open sale contracts. The notional market value of the open sale contracts at Aug. 31, 2006 was $1,414,313 with a net unrealized loss of $6,226. See "Summary of significant accounting policies" and "Notes to investments in securities."

At Aug. 31, 2006, RiverSource Michigan Tax-Exempt Fund's investments in securities included securities valued at $17,807 that were pledged as collateral to cover initial margin deposits on 11 open sale contracts. The notional market value of the open sale contracts at Aug. 31, 2006 was $1,195,875 with a net unrealized loss of $5,236. See "Summary of significant accounting policies" and "Notes to investments in securities."

At Aug. 31, 2006, RiverSource Minnesota Tax-Exempt Fund's investments in securities included securities valued at $79,978 that were pledged as collateral to cover initial margin deposits on 72 open sale contracts. The notional market value of the open sale contracts at Aug. 31, 2006 was $7,830,563 with a net unrealized loss of $34,388. See "Summary of significant accounting policies" and "Notes to investments in securities."

At Aug. 31, 2006, RiverSource New York Tax-Exempt Fund's investments in securities included securities valued at $19,601 that were pledged as collateral to cover initial margin deposits on 15 open sale contracts. The notional market value of the open sale contracts at Aug. 31, 2006 was $1,632,750 with a net unrealized loss of $7,217. See "Summary of significant accounting policies" and "Notes to investments in securities."

At Aug. 31, 2006, RiverSource Ohio Tax-Exempt Fund's investments in securities included securities valued at $16,835 that were pledged as collateral to cover initial margin deposits on 10 open sale contracts. The notional market value of the open sale contracts at Aug. 31, 2006 was $1,088,500 with a net unrealized loss of $4,811. See "Summary of significant accounting policies" and "Notes to investments in securities."


------------------------------------------------------------------------------

RIVERSOURCE STATE TAX-EXEMPT FUNDS - 2006 ANNUAL REPORT 107

6. BANK BORROWINGS

Each Fund has a revolving credit agreement with a syndicate of banks headed by JPMorgan Chase Bank, N.A. (JPMCB), whereby each Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. Each Fund must maintain asset coverage for borrowings of at least 300%. The agreement, which enables each Fund to participate with other RiverSource funds, permits borrowings up to $500 million, collectively. Interest is charged to each Fund based on its borrowings at a rate equal to either the higher of the Federal Funds Effective Rate plus 0.40% or the JPMCB Prime Commercial Lending Rate. Borrowings are payable within 60 days after such loan is executed. Each Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.07% per annum. Each Fund had no borrowings outstanding during the period ended Aug. 31, 2006.

7. CAPITAL LOSS CARRY-OVER

For federal income tax purposes, capital loss carry-overs at Aug. 31, 2006 are as follows:

FUND                               2012         2013         2014
-------------------------------------------------------------------
California Tax-Exempt Fund       $     --   $        --   $ 109,278
Massachusetts Tax-Exempt Fund          --            --     150,080
Michigan Tax-Exempt Fund               --            --      73,073
Minnesota Tax-Exempt Fund              --     1,520,753     913,006
New York Tax-Exempt Fund               --            --      79,756
Ohio Tax-Exempt Fund               39,505            --      51,069

It is unlikely the Board will authorize distributions of any net realized capital gains for the Funds until the respective capital loss carry-overs have been offset or expire.

8. RESTATEMENT OF INFORMATION

Subsequent to the issuance of the Minnesota Tax-Exempt and New York Tax-Exempt Funds' Aug. 31, 2006 financial statements, these Funds determined that the transfers of certain tax-exempt municipal bond securities by the Fund to special purpose bond trusts in connection with participation in certain inverse floater programs do not qualify for sale treatment under Statement of Financial Accounting Standard No. 140, Accounting for Transfers and Servicing of Financial Assets and Extinguishment of Liabilities and should have been accounted for as a secured borrowing. Accordingly, these Funds have restated the statements of assets and liabilities as of Aug. 31, 2006, including the schedules of investments in securities, and the related statements of operations for the period from July 1, 2006 to Aug. 31, 2006 and for the year ended June 30, 2006 and the financial highlights for each of the periods presented.

The principal effect of this restatement results in the restatement of the ratio of expenses to average daily net assets, including interest and fee expense, for the period from July 1, 2006 to Aug. 31, 2006 and for each of the five years in the


------------------------------------------------------------------------------

108 RIVERSOURCE STATE TAX-EXEMPT FUNDS - 2006 ANNUAL REPORT period ended June 30, 2006 on the financial highlights table. The restatement also results in an increase in investments and recognition of a liability for short-term floating rate notes outstanding by corresponding amounts as of Aug. 31, 2006, with no effect on previously reported net assets and net asset value per share; and an increase to interest income and interest expense and fees by corresponding amounts for the period from July 1, 2006 to Aug. 31, 2006 and for the year ended June 30, 2006, with no effect on previously reported net investment income or net increase in net assets resulting from operations.

The effects of the restatement by line item for the periods presented in these restated financial statements are as follows:

Minnesota Tax-Exempt Fund

                                          AS OF AND FOR
                                        THE PERIOD ENDED     AS OF AND FOR      YEAR ENDED
                                         AUG. 31, 2006*    THE PERIOD ENDED    JUNE 30, 2006     YEAR ENDED
                                         (AS PREVIOUSLY      AUG. 31, 2006*    (AS PREVIOUSLY   JUNE 30, 2006
                                            REPORTED)        (AS RESTATED)        REPORTED)     (AS RESTATED)
-------------------------------------------------------------------------------------------------------------
INVESTMENTS IN SECURITIES:
Total investments in securities             $343,090,302        $359,980,302              N/A             N/A
--------------------------------------------------------------------------------------------------------------
Cost                                         331,705,781         348,595,781              N/A             N/A
--------------------------------------------------------------------------------------------------------------
STATEMENTS OF ASSETS AND LIABILITIES:
Investments in securities,
   at value                                 $343,090,302        $359,980,302              N/A             N/A
--------------------------------------------------------------------------------------------------------------
Identified cost                              331,705,781         348,595,781              N/A             N/A
--------------------------------------------------------------------------------------------------------------
Total assets                                 348,884,784         365,774,784              N/A             N/A
--------------------------------------------------------------------------------------------------------------
Short-term floating rate
   notes outstanding                                  --          16,890,000              N/A             N/A
--------------------------------------------------------------------------------------------------------------
Total liabilities                              2,702,566          19,592,566              N/A             N/A
--------------------------------------------------------------------------------------------------------------
STATEMENTS OF OPERATIONS:
Investment income -  Interest               $  2,563,885        $  2,676,058      $16,187,482     $16,742,991
--------------------------------------------------------------------------------------------------------------
Expenses - Interest and
   fee expense                                        --             112,173               --         555,509
--------------------------------------------------------------------------------------------------------------
Total expenses                                   560,442             672,615        3,615,108       4,170,617
--------------------------------------------------------------------------------------------------------------
Total net expenses                               504,301             616,474        3,359,085       3,914,594
--------------------------------------------------------------------------------------------------------------


------------------------------------------------------------------------------

RIVERSOURCE STATE TAX-EXEMPT FUNDS - 2006 ANNUAL REPORT 109

New York Tax-Exempt Fund

                                          AS OF AND FOR
                                        THE PERIOD ENDED     AS OF AND FOR      YEAR ENDED
                                         AUG. 31, 2006*    THE PERIOD ENDED    JUNE 30, 2006     YEAR ENDED
                                         (AS PREVIOUSLY      AUG. 31, 2006*    (AS PREVIOUSLY   JUNE 30, 2006
                                            REPORTED)        (AS RESTATED)        REPORTED)     (AS RESTATED)
-------------------------------------------------------------------------------------------------------------
INVESTMENTS IN SECURITIES:
Total investments in securities              $71,461,136         $75,091,136              N/A             N/A
--------------------------------------------------------------------------------------------------------------
Cost                                          69,099,328          72,729,328              N/A             N/A
--------------------------------------------------------------------------------------------------------------
STATEMENTS OF ASSETS AND LIABILITIES:
Investments in securities,
   at value                                  $71,461,136          75,091,136              N/A             N/A
--------------------------------------------------------------------------------------------------------------
Identified cost                               69,099,328          72,729,328              N/A             N/A
--------------------------------------------------------------------------------------------------------------
Total assets                                  72,335,696          75,965,696              N/A             N/A
--------------------------------------------------------------------------------------------------------------
Short-term floating rate notes
   outstanding                                        --           3,630,000              N/A             N/A
--------------------------------------------------------------------------------------------------------------
Total liabilities                              1,264,641           4,894,641              N/A             N/A
--------------------------------------------------------------------------------------------------------------
STATEMENTS OF OPERATIONS:
Investment income - Interest                 $   549,443         $   572,495        3,559,507       3,691,625
--------------------------------------------------------------------------------------------------------------
Expenses - Interest and
   fee expense                                        --              23,052               --         132,118
--------------------------------------------------------------------------------------------------------------
Total expenses                                   133,000             156,052          825,569         957,687
--------------------------------------------------------------------------------------------------------------
Total net expenses                               104,377             127,429          705,802         837,920
--------------------------------------------------------------------------------------------------------------

*     For the period from July 1, 2006 to Aug. 31, 2006.


------------------------------------------------------------------------------

110 RIVERSOURCE STATE TAX-EXEMPT FUNDS - 2006 ANNUAL REPORT

The correction of the above item resulted in the restatement of the ratio of expenses to average daily net assets, including interest and fee expense on the financial highlights tables in Note 11 as shown below. This restatement is to include interest and fee expense related to the Fund's participation in certain inverse floater programs and an equal increase in interest income from fixed rate municipal bonds held in trust. There is no impact on the Fund's previously reported net assets, net asset value per share, total return or net investment income. See Note 1 to the financial statements.

                            PERIOD ENDED
                               AUG. 31,                YEAR ENDED JUNE 30,
MINNESOTA TAX-EXEMPT FUND       2006*       2006     2005     2004     2003     2002
CLASS A
   As previously reported         .79%        .81%     .85%     .84%     .84%     .83%
   As restated                    .98%        .96%     .95%     .90%     .96%     .84%
CLASS B
   As previously reported        1.55%       1.57%    1.60%    1.59%    1.59%    1.59%
   As restated                   1.74%       1.72%    1.70%    1.65%    1.71%    1.60%
CLASS C
   As previously reported        1.55%       1.57%    1.61%    1.60%    1.60%    1.59%
   As restated                   1.74%       1.72%    1.71%    1.66%    1.72%    1.60%
NEW YORK TAX-EXEMPT FUND
CLASS A
   As previously reported         .79%        .81%     .88%     .88%     .88%     .90%
   As restated                    .98%        .98%     .98%     .95%    1.00%     .94%
CLASS B
   As previously reported        1.55%       1.58%    1.64%    1.63%    1.63%    1.65%
   As restated                   1.74%       1.75%    1.74%    1.70%    1.75%    1.69%
CLASS C
   As previously reported        1.55%       1.58%    1.64%    1.63%    1.64%    1.66%
   As restated                   1.74%       1.75%    1.74%    1.70%    1.76%    1.70%

*     For the period from July 1, 2006 to Aug. 31.2006.

The Massachusetts, Michigan and Ohio Tax-Exempt Funds did not require restatement as a result of their activity in certain inverse floater programs. However, management made immaterial corrections to the Investments in securities, Statements of assets and liabilities, Statements of operations and Financial highlights for the line items and periods noted above.


------------------------------------------------------------------------------

RIVERSOURCE STATE TAX-EXEMPT FUNDS - 2006 ANNUAL REPORT 111

9. INFORMATION REGARDING PENDING AND SETTLED LEGAL PROCEEDINGS

In December 2005, without admitting or denying the allegations, American Express Financial Corporation (AEFC, which is now known as Ameriprise Financial, Inc. (Ameriprise Financial)), the parent company of RiverSource Investments, LLC (RiverSource Investments), entered into settlement agreements with the Securities and Exchange Commission (SEC) and Minnesota Department of Commerce (MDOC) related to market timing activities. In connection with these matters, the SEC and MDOC issued orders (the Orders) alleging that AEFC violated certain provisions of the federal and Minnesota securities laws by failing to adequately disclose market timing activities by allowing certain identified market timers to continue to market time contrary to disclosures in mutual fund and variable annuity product prospectuses. The Orders also alleged that AEFC failed to implement procedures to detect and prevent market timing in 401(k) plans for employees of AEFC and related companies and failed to adequately disclose that there were no such procedures. Pursuant to the MDOC Order, the MDOC also alleged that AEFC allowed inappropriate market timing to occur by failing to have written policies and procedures and failing to properly supervise its employees.

As a result of the Orders, AEFC was censured and ordered to cease and desist from committing or causing any violations of certain provisions of the Investment Advisers Act of 1940, the Investment Company Act of 1940, and various Minnesota laws. Pursuant to the terms of the Orders, AEFC agreed to pay disgorgement of $10 million and civil money penalties of $7 million. AEFC also agreed to make presentations at least annually to its board of directors and the relevant mutual funds' board that include an overview of policies and procedures to prevent market timing, material changes to these policies and procedures and whether disclosures related to market timing are consistent with the SEC order and federal securities laws. AEFC also agreed to retain an independent distribution consultant to assist in developing a plan for distribution of all disgorgement and civil penalties ordered by the SEC in accordance with various undertakings detailed at http://www.sec.gov/litigation/admin/ia-2451.pdf. In addition, AEFC agreed to complete and submit to the MDOC a compliance review of its procedures regarding market timing within one year of the MDOC Order, including a summary of actions taken to ensure compliance with applicable laws and regulations and certification by a senior officer regarding compliance and supervisory procedures.

Ameriprise Financial and its affiliates have cooperated with the SEC and the MDOC in these legal proceedings, and have made regular reports to the RiverSource Funds' Boards of Directors/Trustees.


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112 RIVERSOURCE STATE TAX-EXEMPT FUNDS - 2006 ANNUAL REPORT

Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Funds are not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds. Ameriprise Financial is required to make 10-Q, 10-K and, as necessary, 8-K filings with the Securities and Exchange Commission on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.

There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased fund redemptions, reduced sale of fund shares or other adverse consequences to the Funds.

10. CHANGE OF FUND'S FISCAL YEAR

The By-Laws of each Fund were amended on April 13, 2006, changing their fiscal year end from June 30 to Aug. 31, effective Aug. 31, 2006.


------------------------------------------------------------------------------

RIVERSOURCE STATE TAX-EXEMPT FUNDS - 2006 ANNUAL REPORT 113

11. FINANCIAL HIGHLIGHTS

The tables below show certain important financial information for evaluating each Fund's results.
RiverSource California Tax-Exempt Fund

CLASS A

PER SHARE INCOME AND CAPITAL CHANGES(a)

                                          PERIOD ENDED
                                            AUG. 31,                        YEAR ENDED JUNE 30,
                                            2006(b)            2006         2005       2004       2003       2002
Net asset value, beginning of period         $ 5.06          $  5.27      $  5.11    $  5.37    $  5.23    $  5.18
-------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                    .03              .19          .20        .21        .23        .24
Net gains (losses) (both realized
and unrealized)                                 .10             (.15)         .23       (.20)       .14        .05
-------------------------------------------------------------------------------------------------------------------
Total from investment operations                .13              .04          .43        .01        .37        .29
-------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income           (.03)            (.19)        (.20)      (.21)      (.23)      (.24)
Distributions from realized gains                --             (.06)        (.07)      (.06)        --         --
-------------------------------------------------------------------------------------------------------------------
Total distributions                            (.03)            (.25)        (.27)      (.27)      (.23)      (.24)
-------------------------------------------------------------------------------------------------------------------
Net asset value, end of period               $ 5.16          $  5.06      $  5.27    $  5.11    $  5.37    $  5.23
-------------------------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA

Net assets, end of period (in millions)      $  170          $   171      $   190    $   194    $   237    $   234
-------------------------------------------------------------------------------------------------------------------
Ratio of expenses to average
daily net assets(c)                             .79%(d),(e)      .81%(d)      .86%       .86%       .85%       .84%
-------------------------------------------------------------------------------------------------------------------
Ratio of net investment income (loss)
to average daily net assets                    3.81%(e)         3.69%        3.71%      4.03%      4.34%      4.56%
-------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate
(excluding short-term securities)                 7%              20%          28%        30%        95%        16%
-------------------------------------------------------------------------------------------------------------------
Total return(f)                                2.63%(g)          .81%        8.53%       .25%      7.26%      5.66%
-------------------------------------------------------------------------------------------------------------------

(a) For a share outstanding throughout the period. Rounded to the nearest cent.

(b)   For the period from July 1, 2006 to Aug. 31, 2006.

(c) Expense ratio is based on total expenses of the Fund before reduction of earnings and bank fee credits on cash balances.

(d) The Investment Manager and its affiliates waived/reimbursed the Fund for certain expenses. Had they not done so, the annual ratios of expenses for Class A would have been 0.87% for the period ended Aug. 31, 2006 and 0.88% for the year ended June 30, 2006.

(e)   Adjusted to an annual basis.

(f)   Total return does not reflect payment of a sales charge.

(g)   Not annualized.


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114 RIVERSOURCE STATE TAX-EXEMPT FUNDS - 2006 ANNUAL REPORT

RiverSource California Tax-Exempt Fund

CLASS B

PER SHARE INCOME AND CAPITAL CHANGES(a)

                                          PERIOD ENDED
                                            AUG. 31,                        YEAR ENDED JUNE 30,
                                            2006(b)            2006         2005       2004       2003       2002
Net asset value, beginning of period         $ 5.06          $  5.27      $  5.11    $  5.37    $  5.23    $  5.17
-------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                    .03              .15          .16        .17        .19        .20
Net gains (losses) (both realized
and unrealized)                                 .10             (.15)         .23       (.20)       .14        .06
-------------------------------------------------------------------------------------------------------------------
Total from investment operations                .13               --          .39       (.03)       .33        .26
-------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income           (.03)            (.15)        (.16)      (.17)      (.19)      (.20)
Distributions from realized gains                --             (.06)        (.07)      (.06)        --         --
-------------------------------------------------------------------------------------------------------------------
Total distributions                            (.03)            (.21)        (.23)      (.23)      (.19)      (.20)
-------------------------------------------------------------------------------------------------------------------
Net asset value, end of period               $ 5.16          $  5.06      $  5.27    $  5.11    $  5.37    $  5.23
-------------------------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA

Net assets, end of period (in millions)      $    9          $    11      $    16    $    21    $    27    $    27
-------------------------------------------------------------------------------------------------------------------
Ratio of expenses to average
daily net assets(c)                            1.55%(d),(e)     1.57%(d)     1.61%      1.61%      1.60%      1.59%
-------------------------------------------------------------------------------------------------------------------
Ratio of net investment income (loss)
to average daily net assets                    3.01%(e)         2.92%        2.95%      3.28%      3.58%      3.81%
-------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate
(excluding short-term securities)                 7%              20%          28%        30%        95%        16%
-------------------------------------------------------------------------------------------------------------------
Total return(f)                                2.50%(g)          .05%        7.72%      (.50%)     6.44%      5.07%
-------------------------------------------------------------------------------------------------------------------

(a) For a share outstanding throughout the period. Rounded to the nearest cent.

(b)   For the period from July 1, 2006 to Aug. 31, 2006.

(c) Expense ratio is based on total expenses of the Fund before reduction of earnings and bank fee credits on cash balances.

(d) The Investment Manager and its affiliates waived/reimbursed the Fund for certain expenses. Had they not done so, the annual ratios of expenses for Class B would have been 1.62% for the period ended Aug. 31, 2006 and 1.63% for the year ended June 30, 2006.

(e)   Adjusted to an annual basis.

(f)   Total return does not reflect payment of a sales charge.

(g)   Not annualized.


------------------------------------------------------------------------------

RIVERSOURCE STATE TAX-EXEMPT FUNDS - 2006 ANNUAL REPORT 115

RiverSource California Tax-Exempt Fund

CLASS C

PER SHARE INCOME AND CAPITAL CHANGES(a)

                                          PERIOD ENDED
                                            AUG. 31,                          YEAR ENDED JUNE 30,
                                            2006(b)            2006         2005       2004       2003       2002
Net asset value, beginning of period         $ 5.07          $  5.28      $  5.12    $  5.38    $  5.24    $  5.18
-------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                    .03              .15          .16        .17        .19        .20
Net gains (losses) (both realized
and unrealized)                                 .10             (.15)         .23       (.20)       .14        .06
-------------------------------------------------------------------------------------------------------------------
Total from investment operations                .13               --          .39       (.03)       .33        .26
-------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income           (.03)            (.15)        (.16)      (.17)      (.19)      (.20)
Distributions from realized gains                --             (.06)        (.07)      (.06)        --         --
-------------------------------------------------------------------------------------------------------------------
Total distributions                            (.03)            (.21)        (.23)      (.23)      (.19)      (.20)
-------------------------------------------------------------------------------------------------------------------
Net asset value, end of period               $ 5.17          $  5.07      $  5.28    $  5.12    $  5.38    $  5.24
-------------------------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA

Net assets, end of period (in millions)      $    2          $     2      $     3    $     4    $     5    $     3
-------------------------------------------------------------------------------------------------------------------
Ratio of expenses to average
daily net assets(c)                            1.55%(d),(e)     1.58%(d)     1.62%      1.62%      1.61%      1.60%
-------------------------------------------------------------------------------------------------------------------
Ratio of net investment income (loss)
to average daily net assets                    3.05%(e)         2.93%        2.94%      3.27%      3.56%      3.86%
-------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate
(excluding short-term securities)                 7%              20%          28%        30%        95%        16%
-------------------------------------------------------------------------------------------------------------------
Total return(f)                                2.50%(g)          .06%        7.71%      (.50%)     6.43%      5.07%
-------------------------------------------------------------------------------------------------------------------

(a) For a share outstanding throughout the period. Rounded to the nearest cent.

(b)   For the period from July 1, 2006 to Aug. 31, 2006.

(c) Expense ratio is based on total expenses of the Fund before reduction of earnings and bank fee credits on cash balances.

(d) The Investment Manager and its affiliates waived/reimbursed the Fund for certain expenses. Had they not done so, the annual ratios of expenses for Class C would have been 1.63% for the period ended Aug. 31, 2006 and 1.64% for the year ended June 30, 2006.

(e)   Adjusted to an annual basis.

(f)   Total return does not reflect payment of a sales charge.

(g)   Not annualized.


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116 RIVERSOURCE STATE TAX-EXEMPT FUNDS - 2006 ANNUAL REPORT

RiverSource Massachusetts Tax-Exempt Fund

CLASS A

PER SHARE INCOME AND CAPITAL CHANGES(a)

                                          PERIOD ENDED
                                            AUG. 31,                          YEAR ENDED JUNE 30,
                                            2006(b)            2006         2005       2004       2003       2002
Net asset value, beginning of period         $ 5.22          $  5.45      $  5.26    $  5.51    $  5.37    $  5.28
-------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                    .03              .18          .17        .18        .19        .22
Net gains (losses) (both realized
and unrealized)                                 .11             (.20)         .22       (.19)       .16        .09
-------------------------------------------------------------------------------------------------------------------
Total from investment operations                .14             (.02)         .39       (.01)       .35        .31
-------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income           (.03)            (.18)        (.17)      (.18)      (.19)      (.22)
Distributions from realized gains                --             (.03)        (.03)      (.06)      (.02)        --
-------------------------------------------------------------------------------------------------------------------
Total distributions                            (.03)            (.21)        (.20)      (.24)      (.21)      (.22)
-------------------------------------------------------------------------------------------------------------------
Net asset value, end of period               $ 5.33          $  5.22      $  5.45    $  5.26    $  5.51    $  5.37
-------------------------------------------------------------------------------------------------------------------


------------------------------------------------------------------------------

RIVERSOURCE STATE TAX-EXEMPT FUNDS - 2006 ANNUAL REPORT 117

RiverSource Massachusetts Tax-Exempt Fund

RATIOS/SUPPLEMENTAL DATA

Net assets, end of period (in millions)   $  49          $  48      $  56      $   59      $  73      $  66
------------------------------------------------------------------------------------------------------------
Ratio of expenses to average daily net
assets, excluding interest and fee
expense(c)                                  .79%(e),(f)    .81%(e)    .88%(e)     .88%(e)    .88%(e)    .91%
------------------------------------------------------------------------------------------------------------
Ratio of expenses to average daily net
assets, including interest and fee
expense(d)                                  .82%(e),(f)    .87%(e)    .92%(e)     .90%(e)    .98%(e)    .92%
------------------------------------------------------------------------------------------------------------
Ratio of net investment income (loss)
to average daily net assets                3.52%(f)       3.38%      3.17%       3.35%      3.57%      4.11%
------------------------------------------------------------------------------------------------------------
Portfolio turnover rate
(excluding short-term securities)             5%            17%         9%         14%       141%        53%
------------------------------------------------------------------------------------------------------------
Total return(g)                            2.72%(h)       (.29%)     7.42%       (.24%)     6.73%      5.94%
------------------------------------------------------------------------------------------------------------

(a) For a share outstanding throughout the period. Rounded to the nearest cent.

(b)   For the period from July 1, 2006 to Aug. 31, 2006.

(c) Expense ratio is based on total expenses of the Fund before reduction of earnings and bank fee credits on cash balances.

(d) Ratios include interest and fee expense related to the Fund's participation in certain inverse floater programs. Due to an equal increase in interest income from fixed rate municipal bonds held in trust, there is no impact on the Fund's previously reported net assets, net asset value per share, total return or net investment income. The
      Fund's management made immaterial corrections to the ratio of expenses to average daily net assets, including interest and fee expense, for the period ended Aug. 31, 2006 and for each of the years in the five-year period ended June 30, 2006, to include interest and fee expense related to the Fund's participation in certain inverse floater programs. See
      Notes 1 and 8 to the financial statements.

(e) The Investment Manager and its affiliates waived/reimbursed the Fund for certain expenses. Had they not done so, the annual ratios of expenses for Class A would have been 1.05%, excluding interest and fee expense, and 1.08%, including interest and fee expense, for the period ended Aug.
      31, 2006 and 0.97%, 0.94%, 0.93% and 0.92%, excluding interest and fee expense, and 1.03%, 0.98%, 0.95% and 1.02%, including interest and fee expense, for the years ended June 30, 2006, 2005, 2004 and 2003, respectively.

(f)   Adjusted to an annual basis.

(g)   Total return does not reflect payment of a sales charge.

(h)   Not annualized.


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118 RIVERSOURCE STATE TAX-EXEMPT FUNDS - 2006 ANNUAL REPORT

RiverSource Massachusetts Tax-Exempt Fund

CLASS B

PER SHARE INCOME AND CAPITAL CHANGES(a)

                                       PERIOD ENDED
                                         AUG. 31,                 YEAR ENDED JUNE 30,
                                         2006(b)       2006     2005     2004     2003     2002
Net asset value, beginning of period     $  5.22      $ 5.45   $ 5.26   $ 5.51   $ 5.37   $ 5.28
-------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                 .03         .14      .13      .14      .15      .18
Net gains (losses) (both realized
and unrealized)                              .10        (.20)     .22     (.19)     .16      .09
-------------------------------------------------------------------------------------------------
Total from investment operations             .13        (.06)     .35     (.05)     .31      .27
-------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income        (.02)       (.14)    (.13)    (.14)    (.15)    (.18)
Distributions from realized gains             --        (.03)    (.03)    (.06)    (.02)      --
-------------------------------------------------------------------------------------------------
Total distributions                         (.02)       (.17)    (.16)    (.20)    (.17)    (.18)
-------------------------------------------------------------------------------------------------
Net asset value, end of period           $  5.33      $ 5.22   $ 5.45   $ 5.26   $ 5.51   $ 5.37
-------------------------------------------------------------------------------------------------


------------------------------------------------------------------------------

RIVERSOURCE STATE TAX-EXEMPT FUNDS - 2006 ANNUAL REPORT 119

RiverSource Massachusetts Tax-Exempt Fund

RATIOS/SUPPLEMENTAL DATA

Net assets, end of period (in
millions)                            $    9           $    12       $   18       $   21       $   24       $   24
------------------------------------------------------------------------------------------------------------------
Ratio of expenses to average daily
net assets, excluding interest and
fee expense(c)                         1.55%(e),(f)      1.58%(e)     1.64%(e)     1.64%(e)     1.63%(e)     1.66%
------------------------------------------------------------------------------------------------------------------
Ratio of expenses to average daily
net assets, including interest and
fee expense(d)                         1.58%(e),(f)      1.64%(e)     1.68%(e)     1.66%(e)     1.73%(e)     1.67%
------------------------------------------------------------------------------------------------------------------
Ratio of net investment income
(loss) to average daily net assets     2.72%(f)          2.61%        2.41%        2.59%        2.81%        3.34%
------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate
(excluding short-term securities)         5%               17%           9%          14%         141%          53%
------------------------------------------------------------------------------------------------------------------
Total return(g)                        2.58%(h)         (1.05%)       6.61%        (.99%)       5.92%        5.15%
------------------------------------------------------------------------------------------------------------------

(a) For a share outstanding throughout the period. Rounded to the nearest cent.

(b)   For the period from July 1, 2006 to Aug. 31, 2006.

(c) Expense ratio is based on total expenses of the Fund before reduction of earnings and bank fee credits on cash balances.

(d) Ratios include interest and fee expense related to the Fund's participation in certain inverse floater programs. Due to an equal increase in interest income from fixed rate municipal bonds held in trust, there is no impact on the Fund's previously reported net assets, net asset value per share, total return or net investment income. The
      Fund's management made immaterial corrections to the ratio of expenses to average daily net assets, including interest and fee expense, for the period ended Aug. 31, 2006 and for each of the years in the five-year period ended June 30, 2006, to include interest and fee expense related to the Fund's participation in certain inverse floater programs. See
      Notes 1 and 8 to the financial statements.

(e) The Investment Manager and its affiliates waived/reimbursed the Fund for certain expenses. Had they not done so, the annual ratios of expenses for Class B would have been 1.79%, excluding interest and fee expense, and 1.82%, including interest and fee expense, for the period ended Aug.
      31, 2006 and 1.72%, 1.69%, 1.69% and 1.68%, excluding interest and fee expense, and 1.78%, 1.73%, 1.71% and 1.78%, including interest and fee expense, for the years ended June 30, 2006, 2005, 2004 and 2003, respectively.

(f)   Adjusted to an annual basis.

(g)   Total return does not reflect payment of a sales charge.

(h)   Not annualized.


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120 RIVERSOURCE STATE TAX-EXEMPT FUNDS - 2006 ANNUAL REPORT

RiverSource Massachusetts Tax-Exempt Fund

CLASS C

PER SHARE INCOME AND CAPITAL CHANGES(a)

                                     PERIOD ENDED
                                       AUG. 31,                 YEAR ENDED JUNE 30,
                                        2006(b)      2006     2005    2004      2003     2002
Net asset value, beginning of
period                                 $  5.21      $ 5.44   $ 5.26   $ 5.51   $ 5.37   $ 5.28
-----------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)               .03         .14      .13      .14      .15      .18
Net gains (losses) (both realized
and unrealized)                            .11        (.20)     .21     (.19)     .16      .09
-----------------------------------------------------------------------------------------------
Total from investment operations           .14        (.06)     .34     (.05)     .31      .27
-----------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment
income                                    (.03)       (.14)    (.13)    (.14)    (.15)    (.18)
Distributions from realized gains           --        (.03)    (.03)    (.06)    (.02)      --
-----------------------------------------------------------------------------------------------
Total distributions                       (.03)       (.17)    (.16)    (.20)    (.17)    (.18)
-----------------------------------------------------------------------------------------------
Net asset value, end of period         $  5.32      $ 5.21   $ 5.44   $ 5.26   $ 5.51   $ 5.37
-----------------------------------------------------------------------------------------------


------------------------------------------------------------------------------

RIVERSOURCE STATE TAX-EXEMPT FUNDS - 2006 ANNUAL REPORT 121

RiverSource Massachusetts Tax-Exempt Fund

RATIOS/SUPPLEMENTAL DATA

Net assets, end of period (in millions)   $     1           $     1       $     1       $     2       $     2       $     2
----------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to average
daily net assets, excluding
interest and fee expense(c)                  1.55%(e),(f)      1.58%(e)      1.64%(e)      1.64%(e)      1.64%(e)      1.66%
----------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to average
daily net assets, including
interest and fee expense(d)                  1.58%(e),(f)      1.64%(e)      1.68%(e)      1.66%(e)      1.74%(e)      1.67%
----------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income (loss)
to average daily net assets                  2.76%(f)          2.62%         2.41%         2.58%         2.88%         3.32%
----------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate
(excluding short-term securities)               5%               17%            9%           14%          141%           53%
----------------------------------------------------------------------------------------------------------------------------
Total return(g)                              2.59%(h)         (1.05%)        6.41%         (.97%)        5.91%         5.16%
----------------------------------------------------------------------------------------------------------------------------

(a) For a share outstanding throughout the period. Rounded to the nearest cent.

(b)   For the period from July 1, 2006 to Aug. 31, 2006.

(c) Expense ratio is based on total expenses of the Fund before reduction of earnings and bank fee credits on cash balances.

(d) Ratios include interest and fee expense related to the Fund's participation in certain inverse floater programs. Due to an equal increase in interest income from fixed rate municipal bonds held in trust, there is no impact on the Fund's previously reported net assets, net asset value per share, total return or net investment income. The
      Fund's management made immaterial corrections to the ratio of expenses to average daily net assets, including interest and fee expense, for the period ended Aug. 31, 2006 and for each of the years in the five-year period ended June 30, 2006, to include interest and fee expense related to the Fund's participation in certain inverse floater programs. See
      Notes 1 and 8 to the financial statements.

(e) The Investment Manager and its affiliates waived/reimbursed the Fund for certain expenses. Had they not done so, the annual ratios of expenses for Class C would have been 1.81%, excluding interest and fee expense, and 1.84%, including interest and fee expense, for the period ended Aug.
      31, 2006 and 1.73%, 1.70%, 1.69% and 1.68%, excluding interest and fee expense, and 1.79%, 1.74%, 1.71% and 1.78%, including interest and fee expense, for the years ended June 30, 2006, 2005, 2004 and 2003, respectively.

(f)   Adjusted to an annual basis.

(g)   Total return does not reflect payment of a sales charge.

(h)   Not annualized.


------------------------------------------------------------------------------

122 RIVERSOURCE STATE TAX-EXEMPT FUNDS - 2006 ANNUAL REPORT

RiverSource Michigan Tax-Exempt Fund

CLASS A

PER SHARE INCOME AND CAPITAL CHANGES(a)

                                       PERIOD ENDED
                                          AUG. 31,                   YEAR ENDED JUNE 30,
                                          2006(b)       2006      2005     2004      2003      2002
Net asset value, beginning of period     $  5.15      $  5.35   $  5.21   $  5.47   $  5.33   $  5.27
------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                 .03          .18       .18       .19       .22       .24
Net gains (losses) (both realized
and unrealized)                              .10         (.16)      .17      (.18)      .19       .06
------------------------------------------------------------------------------------------------------
Total from investment operations             .13          .02       .35       .01       .41       .30
------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income        (.03)        (.18)     (.18)     (.19)     (.22)     (.24)
Distributions from realized gains             --         (.04)     (.03)     (.08)     (.05)       --
------------------------------------------------------------------------------------------------------
Total distributions                         (.03)        (.22)     (.21)     (.27)     (.27)     (.24)
------------------------------------------------------------------------------------------------------
Net asset value, end of period           $  5.25      $  5.15   $  5.35   $  5.21   $  5.47   $  5.33
------------------------------------------------------------------------------------------------------


------------------------------------------------------------------------------

RIVERSOURCE STATE TAX-EXEMPT FUNDS - 2006 ANNUAL REPORT 123

RiverSource Michigan Tax-Exempt Fund

RATIOS/SUPPLEMENTAL DATA

Net assets, end of period (in millions)   $    46           $    45       $    53       $    56       $    70       $    70
----------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to average
daily net assets, excluding
interest and fee expense(c)                   .79%(e),(f)       .81%(e)       .88%(e)       .88%(e)       .88%(e)       .92%
----------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to average
daily net assets, including
interest and fee expense(d)                   .81%(e),(f)       .81%(e)       .88%(e)       .89%(e)       .97%(e)       .92%
----------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income (loss)
to average daily net assets                  3.44%(f)          3.38%         3.45%         3.55%         4.06%         4.57%
----------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate
(excluding short-term securities)               6%               16%            9%           32%          113%           33%
----------------------------------------------------------------------------------------------------------------------------
Total return(g)                              2.54%(h)           .40%         6.80%          .19%         8.00%         5.83%
----------------------------------------------------------------------------------------------------------------------------

(a) For a share outstanding throughout the period. Rounded to the nearest cent.

(b)   For the period from July 1, 2006 to Aug. 31, 2006.

(c) Expense ratio is based on total expenses of the Fund before reduction of earnings and bank fee credits on cash balances.

(d) Ratios include interest and fee expense related to the Fund's participation in certain inverse floater programs. Due to an equal increase in interest income from fixed rate municipal bonds held in trust, there is no impact on the Fund's previously reported net assets, net asset value per share, total return or net investment income. The
      Fund's management made immaterial corrections to the ratio of expenses to average daily net assets, including interest and fee expense, for the period ended Aug. 31, 2006 and for each of the years in the five-year period ended June 30, 2006, to include interest and fee expense related to the Fund's participation in certain inverse floater programs. See
      Notes 1 and 8 to the financial statements.

(e) The Investment Manager and its affiliates waived/reimbursed the Fund for certain expenses. Had they not done so, the annual ratios of expenses for Class A would have been 1.09%, excluding interest and fee expense, and 1.11%, including interest and fee expense, for the period ended Aug.
      31, 2006 and 0.98%, 0.96%, 0.94% and 0.93%, excluding interest and fee expense, and 0.98%, 0.96%, 0.95% and 1.02%, including interest and fee expense, for the years ended June 30, 2006, 2005, 2004 and 2003, respectively.

(f)   Adjusted to an annual basis.

(g)   Total return does not reflect payment of a sales charge.

(h)   Not annualized.


------------------------------------------------------------------------------

124 RIVERSOURCE STATE TAX-EXEMPT FUNDS - 2006 ANNUAL REPORT

RiverSource Michigan Tax-Exempt Fund

CLASS B

PER SHARE INCOME AND CAPITAL CHANGES(a)

                                       PERIOD ENDED
                                         AUG. 31,                 YEAR ENDED JUNE 30,
                                         2006(b)       2006      2005      2004      2003      2002
Net asset value, beginning of period     $  5.16      $  5.35   $  5.21   $  5.47   $  5.33   $  5.27
------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                 .02          .14       .14       .15       .18       .20
Net gains (losses) (both realized
and unrealized)                              .10         (.15)      .17      (.18)      .19       .06
------------------------------------------------------------------------------------------------------
Total from investment operations             .12         (.01)      .31      (.03)      .37       .26
------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income        (.02)        (.14)     (.14)     (.15)     (.18)     (.20)
Distributions from realized gains             --         (.04)     (.03)     (.08)     (.05)       --
------------------------------------------------------------------------------------------------------
Total distributions                         (.02)        (.18)     (.17)     (.23)     (.23)     (.20)
------------------------------------------------------------------------------------------------------
Net asset value, end of period           $  5.26      $  5.16   $  5.35   $  5.21   $  5.47   $  5.33
------------------------------------------------------------------------------------------------------


------------------------------------------------------------------------------

RIVERSOURCE STATE TAX-EXEMPT FUNDS - 2006 ANNUAL REPORT 125

RiverSource Michigan Tax-Exempt Fund

RATIOS/SUPPLEMENTAL DATA

Net assets, end of period (in millions)   $    3          $     3      $     5      $     7      $    9      $    8
--------------------------------------------------------------------------------------------------------------------
Ratio of expenses to average
daily net assets, excluding
interest and fee expense(c)                 1.55%(e),(f)     1.58%(e)     1.64%(e)     1.63%(e)    1.63%(e)    1.67%
--------------------------------------------------------------------------------------------------------------------
Ratio of expenses to average
daily net assets, including
interest and fee expense(d)                 1.57%(e),(f)     1.58%(e)     1.64%(e)     1.64%(e)    1.72%(e)    1.67%
--------------------------------------------------------------------------------------------------------------------
Ratio of net investment income (loss)
to average daily net assets                 2.65%(f)         2.61%        2.69%        2.79%       3.28%       3.82%
--------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate
(excluding short-term securities)              6%              16%           9%          32%        113%         33%
--------------------------------------------------------------------------------------------------------------------
Total return(g)                             2.39%(h)         (.17%)       5.99%        (.56%)      7.18%       5.04%
--------------------------------------------------------------------------------------------------------------------

(a) For a share outstanding throughout the period. Rounded to the nearest cent.

(b)   For the period from July 1, 2006 to Aug. 31, 2006.

(c) Expense ratio is based on total expenses of the Fund before reduction of earnings and bank fee credits on cash balances.

(d) Ratios include interest and fee expense related to the Fund's participation in certain inverse floater programs. Due to an equal increase in interest income from fixed rate municipal bonds held in trust, there is no impact on the Fund's previously reported net assets, net asset value per share, total return or net investment income. The
      Fund's management made immaterial corrections to the ratio of expenses to average daily net assets, including interest and fee expense, for the period ended Aug. 31, 2006 and for each of the years in the five-year period ended June 30, 2006, to include interest and fee expense related to the Fund's participation in certain inverse floater programs. See
      Notes 1 and 8 to the financial statements.

(e) The Investment Manager and its affiliates waived/reimbursed the Fund for certain expenses. Had they not done so, the annual ratios of expenses for Class B would have been 1.83%, excluding interest and fee expense, and 1.85%, including interest and fee expense, for the period ended Aug.
      31, 2006 and 1.74%, 1.71%, 1.70% and 1.69%, excluding interest and fee expense, and 1.74%, 1.71%, 1.71% and 1.78%, including interest and fee expense, for the years ended June 30, 2006, 2005, 2004 and 2003, respectively.

(f)   Adjusted to an annual basis.

(g)   Total return does not reflect payment of a sales charge.

(h)   Not annualized.


------------------------------------------------------------------------------

126 RIVERSOURCE STATE TAX-EXEMPT FUNDS - 2006 ANNUAL REPORT

RiverSource Michigan Tax-Exempt Fund

CLASS C

PER SHARE INCOME AND CAPITAL CHANGES(a)

                                       PERIOD ENDED
                                         AUG. 31,                     YEAR ENDED JUNE 30,
                                         2006(b)        2006      2005      2004      2003      2002
Net asset value, beginning of period     $  5.15      $  5.35   $  5.21   $  5.47   $  5.33   $  5.27
------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                 .02          .14       .14       .15       .18       .20
Net gains (losses) (both realized
and unrealized)                              .11         (.16)      .17      (.18)      .19       .06
------------------------------------------------------------------------------------------------------
Total from investment operations             .13         (.02)      .31      (.03)      .37       .26
------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income        (.02)        (.14)     (.14)     (.15)     (.18)     (.20)
Distributions from realized gains             --         (.04)     (.03)     (.08)     (.05)       --
------------------------------------------------------------------------------------------------------
Total distributions                         (.02)        (.18)     (.17)     (.23)     (.23)     (.20)
------------------------------------------------------------------------------------------------------
Net asset value, end of period           $  5.26      $  5.15   $  5.35   $  5.21   $  5.47   $  5.33
------------------------------------------------------------------------------------------------------


------------------------------------------------------------------------------

RIVERSOURCE STATE TAX-EXEMPT FUNDS - 2006 ANNUAL REPORT 127

RiverSource Michigan Tax-Exempt Fund

RATIOS/SUPPLEMENTAL DATA

Net assets, end of period (in millions)   $     1          $     1      $     2      $     2      $     2      $     1
-----------------------------------------------------------------------------------------------------------------------
Ratio of expenses to average
daily net assets, excluding
interest and fee expense(c)                  1.55%(e),(f)     1.57%(e)     1.64%(e)     1.64%(e)     1.63%(e)     1.66%
-----------------------------------------------------------------------------------------------------------------------
Ratio of expenses to average
daily net assets, including
interest and fee expense(d)                  1.57%(e),(f)     1.57%(e)     1.64%(e)     1.65%(e)     1.72%(e)     1.66%
-----------------------------------------------------------------------------------------------------------------------
Ratio of net investment income (loss)
to average daily net assets                  2.67%(f)         2.61%        2.70%        2.80%        3.27%        3.80%
-----------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate
(excluding short-term securities)               6%              16%           9%          32%         113%          33%
-----------------------------------------------------------------------------------------------------------------------
Total return(g)                              2.59%(h)         (.36%)       5.99%        (.57%)       7.18%        5.05%
-----------------------------------------------------------------------------------------------------------------------

(a) For a share outstanding throughout the period. Rounded to the nearest cent.

(b)   For the period from July 1, 2006 to Aug. 31, 2006.

(c) Expense ratio is based on total expenses of the Fund before reduction of earnings and bank fee credits on cash balances.

(d) Ratios include interest and fee expense related to the Fund's participation in certain inverse floater programs. Due to an equal increase in interest income from fixed rate municipal bonds held in trust, there is no impact on the Fund's previously reported net assets, net asset value per share, total return or net investment income. The
      Fund's management made immaterial corrections to the ratio of expenses to average daily net assets, including interest and fee expense, for the period ended Aug. 31, 2006 and for each of the years in the five-year period ended June 30, 2006, to include interest and fee expense related to the Fund's participation in certain inverse floater programs. See
      Notes 1 and 8 to the financial statements.

(e) The Investment Manager and its affiliates waived/reimbursed the Fund for certain expenses. Had they not done so, the annual ratios of expenses for Class C would have been 1.84%, excluding interest and fee expense, and 1.86%, including interest and fee expense, for the period ended Aug.
      31, 2006 and 1.74%, 1.72%, 1.70% and 1.69%, excluding interest and fee expense, and 1.74%, 1.72%, 1.71% and 1.78%, including interest and fee expense, for the years ended June 30, 2006, 2005, 2004 and 2003, respectively.

(f)   Adjusted to an annual basis.

(g)   Total return does not reflect payment of a sales charge.

(h)   Not annualized.


------------------------------------------------------------------------------

128 RIVERSOURCE STATE TAX-EXEMPT FUNDS - 2006 ANNUAL REPORT

RiverSource Minnesota Tax-Exempt Fund

CLASS A

PER SHARE INCOME AND CAPITAL CHANGES(a)

                                       PERIOD ENDED
                                        AUG. 31,                    YEAR ENDED JUNE 30,
                                         2006(b)       2006      2005      2004      2003      2002
Net asset value, beginning of period     $ 5.17       $ 5.35    $ 5.20    $ 5.37    $ 5.20    $ 5.14
------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                .03          .18       .18       .19       .22       .25
Net gains (losses) (both realized
and unrealized)                             .10         (.17)      .17      (.17)      .17       .06
------------------------------------------------------------------------------------------------------
Total from investment operations            .13          .01       .35       .02       .39       .31
------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income       (.03)        (.18)     (.18)     (.19)     (.22)     (.25)
Distributions from realized gains            --         (.01)     (.02)       --        --        --
------------------------------------------------------------------------------------------------------
Total distributions                        (.03)        (.19)     (.20)     (.19)     (.22)     (.25)
------------------------------------------------------------------------------------------------------
Net asset value, end of period           $ 5.27       $ 5.17    $ 5.35    $ 5.20    $ 5.37    $ 5.20
------------------------------------------------------------------------------------------------------


------------------------------------------------------------------------------

RIVERSOURCE STATE TAX-EXEMPT FUNDS - 2006 ANNUAL REPORT 129

RiverSource Minnesota Tax-Exempt Fund

RATIOS/SUPPLEMENTAL DATA:

Net assets, end of period (in millions)   $   309          $   303       $   341   $   347   $   393   $   375
---------------------------------------------------------------------------------------------------------------
Ratio of expenses to average
daily net assets, excluding
interest and fee expense(c)                   .79%(e),(f)      .81%(e)       .85%      .84%      .84%      .83%
---------------------------------------------------------------------------------------------------------------
Ratio of expenses to average
daily net assets, including
interest and fee expense(d)                   .98%(e),(f)      .96%(e)       .95%      .90%      .96%      .84%
---------------------------------------------------------------------------------------------------------------
Ratio of net investment income (loss)
to average daily net assets                  3.60%(f)         3.52%         3.37%     3.60%     4.26%     4.82%
---------------------------------------------------------------------------------------------------------------
Portfolio turnover rate
(excluding short-term securities)               3%              13%           15%       23%       73%       36%
---------------------------------------------------------------------------------------------------------------
Total return(g)                              2.56%(h)          .29%         6.73%      .32%     7.78%     6.15%
---------------------------------------------------------------------------------------------------------------

(a) For a share outstanding throughout the period. Rounded to the nearest cent.

(b)   For the period from July 1, 2006 to Aug. 31, 2006.

(c) Expense ratio is based on total expenses of the Fund before reduction of earnings and bank fee credits on cash balances.

(d) In February 2007, the Fund restated its previously reported financial results related to certain residual interest tax-exempt municipal securities held by the Fund. This restatement is to include interest and fee expense related to the Fund's participation in certain inverse floater programs and an equal increase in interest income from fixed rate municipal bonds held in trust. There is no impact on the Fund's previously reported net assets, net asset value per share, total return or net investment income. See Notes 1 and 8 to the financial statements.

(e) The Investment Manager and its affiliates waived/reimbursed the Fund for certain expenses. Had they not done so, the annual ratios of expenses for Class A would have been 0.87%, excluding interest and fee expense, and 1.06%, including interest and fee expense, for the period ended Aug.
      31, 2006 and 0.86%, excluding interest and fee expense, and 1.01%, including interest and fee expense, for the year ended June 30, 2006.

(f)   Adjusted to an annual basis.

(g)   Total return does not reflect payment of a sales charge.

(h)   Not annualized.


------------------------------------------------------------------------------

130 RIVERSOURCE STATE TAX-EXEMPT FUNDS - 2006 ANNUAL REPORT

RiverSource Minnesota Tax-Exempt Fund

CLASS B

PER SHARE INCOME AND CAPITAL CHANGES(a)

                                                    PERIOD ENDED
                                                      AUG. 31,                 YEAR ENDED JUNE 30,
                                                      2006(b)       2006     2005     2004     2003     2002
Net asset value, beginning of period                   $ 5.17      $ 5.35   $ 5.20   $ 5.37   $ 5.20   $ 5.14
--------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                              .03         .14      .14      .15      .18      .21
Net gains (losses) (both realized and unrealized)         .10        (.17)     .17     (.17)     .17      .06
--------------------------------------------------------------------------------------------------------------
Total from investment operations                          .13        (.03)     .31     (.02)     .35      .27
--------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                     (.03)       (.14)    (.14)    (.15)    (.18)    (.21)
Distributions from realized gains                          --        (.01)    (.02)      --       --       --
--------------------------------------------------------------------------------------------------------------
Total distributions                                      (.03)       (.15)    (.16)    (.15)    (.18)    (.21)
--------------------------------------------------------------------------------------------------------------
Net asset value, end of period                         $ 5.27      $ 5.17   $ 5.35   $ 5.20   $ 5.37   $ 5.20
--------------------------------------------------------------------------------------------------------------


------------------------------------------------------------------------------

RIVERSOURCE STATE TAX-EXEMPT FUNDS - 2006 ANNUAL REPORT 131

RiverSource Minnesota Tax-Exempt Fund

RATIOS/SUPPLEMENTAL DATA

Net assets, end of period (in millions)         $   29          $   34      $   49      $   59      $   68      $   64
-----------------------------------------------------------------------------------------------------------------------
Ratio of expenses to average
daily net assets, excluding
interest and fee expense(c)                       1.55%(e),(f)    1.57%(e)    1.60%       1.59%       1.59%       1.59%
-----------------------------------------------------------------------------------------------------------------------
Ratio of expenses to average
daily net assets, including
interest and fee expense(d)                       1.74%(e),(f)    1.72%(e)    1.70%       1.65%       1.71%       1.60%
-----------------------------------------------------------------------------------------------------------------------
Ratio of net investment income (loss)
to average daily net assets                       2.81%(f)        2.75%       2.62%       2.85%       3.48%       4.02%
-----------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate
(excluding short-term securities)                    3%             13%         15%         23%         73%         36%
-----------------------------------------------------------------------------------------------------------------------
Total return(g)                                   2.42%(h)        (.47%)      5.94%       (.44%)      6.97%       5.36%
-----------------------------------------------------------------------------------------------------------------------

(a) For a share outstanding throughout the period. Rounded to the nearest cent.

(b)   For the period from July 1, 2006 to Aug. 31, 2006.

(c) Expense ratio is based on total expenses of the Fund before reduction of earnings and bank fee credits on cash balances.

(d) In February 2007, the Fund restated its previously reported financial results related to certain residual interest tax-exempt municipal securities held by the Fund. This restatement is to include interest and fee expense related to the Fund's participation in certain inverse floater programs and an equal increase in interest income from fixed rate municipal bonds held in trust. There is no impact on the Fund's previously reported net assets, net asset value per share, total return or net investment income. See Notes 1 and 8 to the financial statements.

(e) The Investment Manager and its affiliates waived/reimbursed the Fund for certain expenses. Had they not done so, the annual ratios of expenses for Class B would have been 1.62%, excluding interest and fee expense, and 1.81%, including interest and fee expense, for the period ended Aug.
      31, 2006 and 1.62%, excluding interest and fee expense, and 1.77%, including interest and fee expense, for the year ended June 30, 2006.

(f)   Adjusted to an annual basis.

(g)   Total return does not reflect payment of a sales charge.

(h)   Not annualized.


------------------------------------------------------------------------------

132 RIVERSOURCE STATE TAX-EXEMPT FUNDS - 2006 ANNUAL REPORT

RiverSource Minnesota Tax-Exempt Fund

CLASS C

PER SHARE INCOME AND CAPITAL CHANGES(a)

                                                PERIOD ENDED
                                                   AUG. 31,                YEAR ENDED JUNE 30,
                                                   2006(b)      2006     2005     2004     2003     2002
Net asset value, beginning of period              $  5.17      $ 5.35   $ 5.20   $ 5.37   $ 5.20   $ 5.14
----------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                          .03         .14      .14      .15      .18      .21
Net gains (losses) (both realized
and unrealized)                                       .10        (.17)     .17     (.17)     .17      .06
----------------------------------------------------------------------------------------------------------
Total from investment operations                      .13        (.03)     .31     (.02)     .35      .27
----------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                 (.03)       (.14)    (.14)    (.15)    (.18)    (.21)
Distributions from realized gains                      --        (.01)    (.02)      --       --       --
----------------------------------------------------------------------------------------------------------
Total distributions                                  (.03)       (.15)    (.16)    (.15)    (.18)    (.21)
----------------------------------------------------------------------------------------------------------
Net asset value, end of period                    $  5.27      $ 5.17   $ 5.35   $ 5.20   $ 5.37   $ 5.20
----------------------------------------------------------------------------------------------------------


------------------------------------------------------------------------------

RIVERSOURCE STATE TAX-EXEMPT FUNDS - 2006 ANNUAL REPORT 133

RiverSource Minnesota Tax-Exempt Fund

RATIOS/SUPPLEMENTAL DATA

Net assets, end of period (in millions)         $    8          $    8      $    9      $    9      $    9      $    5
-----------------------------------------------------------------------------------------------------------------------
Ratio of expenses to average
daily net assets, excluding
interest and fee expense(c)                       1.55%(e),(f)    1.57%(e)    1.61%       1.60%       1.60%       1.59%
-----------------------------------------------------------------------------------------------------------------------
Ratio of expenses to average
daily net assets, including
interest and fee expense(d)                       1.74%(e),(f)    1.72%(e)    1.71%       1.66%       1.72%       1.60%
-----------------------------------------------------------------------------------------------------------------------
Ratio of net investment income (loss)
to average daily net assets                       2.84%(f)        2.76%       2.62%       2.84%       3.44%       4.04%
-----------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate
(excluding short-term securities)                    3%             13%         15%         23%         73%         36%
-----------------------------------------------------------------------------------------------------------------------
Total return(g)                                   2.42%(h)        (.47%)      5.94%       (.44%)      6.96%       5.36%
-----------------------------------------------------------------------------------------------------------------------

(a) For a share outstanding throughout the period. Rounded to the nearest cent.

(b)   For the period from July 1, 2006 to Aug. 31, 2006.

(c) Expense ratio is based on total expenses of the Fund before reduction of earnings and bank fee credits on cash balances.

(d) In February 2007, the Fund restated its previously reported financial results related to certain residual interest tax-exempt municipal securities held by the Fund. This restatement is to include interest and fee expense related to the Fund's participation in certain inverse floater programs and an equal increase in interest income from fixed rate municipal bonds held in trust. There is no impact on the Fund's previously reported net assets, net asset value per share, total return or net investment income. See Notes 1 and 8 to the financial statements.

(e) The Investment Manager and its affiliates waived/reimbursed the Fund for certain expenses. Had they not done so, the annual ratios of expenses for Class C would have been 1.63%, excluding interest and fee expense, and 1.82%, including interest and fee expense, for the period ended Aug.
      31, 2006 and 1.62%, excluding interest and fee expense, and 1.77%, including interest and fee expense, for the year ended June 30, 2006.

(f)   Adjusted to an annual basis.

(g)   Total return does not reflect payment of a sales charge.

(h)   Not annualized.


------------------------------------------------------------------------------

134 RIVERSOURCE STATE TAX-EXEMPT FUNDS - 2006 ANNUAL REPORT

RiverSource New York Tax-Exempt Fund

CLASS A

PER SHARE INCOME AND CAPITAL CHANGES(a)

                                                PERIOD ENDED
                                                   AUG. 31,                YEAR ENDED JUNE 30,
                                                   2006(b)      2006     2005     2004     2003     2002
Net asset value, beginning of period              $ 4.95       $ 5.18   $ 5.07   $ 5.36   $ 5.16   $ 5.12
----------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                         .03          .19      .18      .18      .20      .22
Net gains (losses) (both realized
and unrealized)                                      .10         (.18)     .17     (.18)     .22      .04
----------------------------------------------------------------------------------------------------------
Total from investment operations                     .13          .01      .35       --      .42      .26
----------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                (.03)        (.19)    (.18)    (.18)    (.20)    (.22)
Distributions from realized gains                     --         (.05)    (.06)    (.11)    (.02)      --
----------------------------------------------------------------------------------------------------------
Total distributions                                 (.03)        (.24)    (.24)    (.29)    (.22)    (.22)
----------------------------------------------------------------------------------------------------------
Net asset value, end of period                    $ 5.05       $ 4.95   $ 5.18   $ 5.07   $ 5.36   $ 5.16
----------------------------------------------------------------------------------------------------------


------------------------------------------------------------------------------

RIVERSOURCE STATE TAX-EXEMPT FUNDS - 2006 ANNUAL REPORT 135

RiverSource New York Tax-Exempt Fund

RATIOS/SUPPLEMENTAL DATA

Net assets, end of period (in millions)         $   63          $   63      $   73      $   79      $   97      $   92
-----------------------------------------------------------------------------------------------------------------------
Ratio of expenses to average
daily net assets, excluding
interest and fee expense(c)                        .79%(e),(f)     .81%(e)     .88%(e)     .88%(e)     .88%(e)     .90%
-----------------------------------------------------------------------------------------------------------------------
Ratio of expenses to average
daily net assets, including
interest and fee expense(d)                        .98%(e),(f)     .98%(e)     .98%(e)     .95%(e)    1.00%(e)     .94%
-----------------------------------------------------------------------------------------------------------------------
Ratio of net investment income (loss)
to average daily net assets                       3.77%(f)        3.75%       3.47%       3.44%       3.88%       4.38%
-----------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate
(excluding short-term securities)                    7%             17%         30%         36%         91%         44%
-----------------------------------------------------------------------------------------------------------------------
Total return(g)                                   2.67%(h)         .20%       7.04%       (.02%)      8.43%       5.26%
-----------------------------------------------------------------------------------------------------------------------

(a) For a share outstanding throughout the period. Rounded to the nearest cent.

(b)   For the period from July 1, 2006 to Aug. 31, 2006.

(c) Expense ratio is based on total expenses of the Fund before reduction of earnings and bank fee credits on cash balances.

(d) In February 2007, the Fund restated its previously reported financial results related to certain residual interest tax-exempt municipal securities held by the Fund. This restatement is to include interest and fee expense related to the Fund's participation in certain inverse floater programs and an equal increase in interest income from fixed rate municipal bonds held in trust. There is no impact on the Fund's previously reported net assets, net asset value per share, total return or net investment income. See Notes 1 and 8 to the financial statements.

(e) The Investment Manager and its affiliates waived/reimbursed the Fund for certain expenses. Had they not done so, the annual ratios of expenses for Class A would have been 1.01%, excluding interest and fee expense, and 1.20%, including interest and fee expense, for the period ended Aug.
      31, 2006 and 0.96%, 0.92%, 0.93% and 0.90%, excluding interest and fee expense, and 1.13%, 1.02%, 1.00% and 1.02%, including interest and fee expense, for the years ended June 30, 2006, 2005, 2004 and 2003, respectively.

(f)   Adjusted to an annual basis.

(g)   Total return does not reflect payment of a sales charge.

(h)   Not annualized.


------------------------------------------------------------------------------

136 RIVERSOURCE STATE TAX-EXEMPT FUNDS - 2006 ANNUAL REPORT

RiverSource New York Tax-Exempt Fund

CLASS B

PER SHARE INCOME AND CAPITAL CHANGES(a)

                                       PERIOD ENDED
                                         AUG. 31,                    YEAR ENDED JUNE 30,
                                         2006(b)        2006      2005      2004      2003     2002
Net asset value, beginning of period     $  4.95      $  5.18   $  5.07   $  5.36   $  5.16   $  5.12
------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                 .03          .15       .14       .14       .16       .19
Net gains (losses) (both realized
and unrealized)                              .10         (.18)      .17      (.18)      .22       .04
------------------------------------------------------------------------------------------------------
Total from investment operations             .13         (.03)      .31      (.04)      .38       .23
------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income        (.03)        (.15)     (.14)     (.14)     (.16)     (.19)
Distributions from realized gains             --         (.05)     (.06)     (.11)     (.02)       --
------------------------------------------------------------------------------------------------------
Total distributions                         (.03)        (.20)     (.20)     (.25)     (.18)     (.19)
------------------------------------------------------------------------------------------------------
Net asset value, end of period           $  5.05      $  4.95   $  5.18   $  5.07   $  5.36   $  5.16
------------------------------------------------------------------------------------------------------


------------------------------------------------------------------------------

RIVERSOURCE STATE TAX-EXEMPT FUNDS - 2006 ANNUAL REPORT 137

RiverSource New York Tax-Exempt Fund

RATIOS/SUPPLEMENTAL DATA

Net assets, end of period (in millions)   $     7           $     8       $    11       $    15       $    18       $    18
----------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to average
daily net assets, excluding
interest and fee expense(c)                  1.55%(e),(f)      1.58%(e)      1.64%(e)      1.63%(e)      1.63%(e)      1.65%
----------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to average
daily net assets, including
interest and fee expense(d)                  1.74%(e),(f)      1.75%(e)      1.74%(e)      1.70%(e)      1.75%(e)      1.69%
----------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income (loss)
to average daily net assets                  2.98%(f)          2.98%         2.70%         2.69%         3.13%         3.60%
----------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate
(excluding short-term securities)               7%               17%           30%           36%           91%           44%
----------------------------------------------------------------------------------------------------------------------------
Total return(g)                              2.54%(h)          (.55%)        6.23%         (.78%)        7.61%         4.48%
----------------------------------------------------------------------------------------------------------------------------

(a) For a share outstanding throughout the period. Rounded to the nearest cent.

(b)   For the period from July 1, 2006 to Aug. 31, 2006.

(c) Expense ratio is based on total expenses of the Fund before reduction of earnings and bank fee credits on cash balances.

(d) In February 2007, the Fund restated its previously reported financial results related to certain residual interest tax-exempt municipal securities held by the Fund. This restatement is to include interest and fee expense related to the Fund's participation in certain inverse floater programs and an equal increase in interest income from fixed rate municipal bonds held in trust. There is no impact on the Fund's previously reported net assets, net asset value per share, total return or net investment income. See Notes 1 and 8 to the financial statements.

(e) The Investment Manager and its affiliates waived/reimbursed the Fund for certain expenses. Had they not done so, the annual ratios of expenses for Class B would have been 1.76%, excluding interest and fee expense, and 1.95%, including interest and fee expense, for the period ended Aug.
      31, 2006 and 1.71%, 1.67%, 1.69% and 1.66%, excluding interest and fee expense, and 1.88%, 1.77%, 1.76% and 1.78%, including interest and fee expense, for the years ended June 30, 2006, 2005, 2004 and 2003, respectively.

(f)   Adjusted to an annual basis.

(g)   Total return does not reflect payment of a sales charge.

(h)   Not annualized.


------------------------------------------------------------------------------

138 RIVERSOURCE STATE TAX-EXEMPT FUNDS - 2006 ANNUAL REPORT

RiverSource New York Tax-Exempt Fund

CLASS C

PER SHARE INCOME AND CAPITAL CHANGES(a)

                                       PERIOD ENDED
                                          AUG. 31,                   YEAR ENDED JUNE 30,
                                          2006(b)       2006     2005       2004      2003      2002
Net asset value, beginning of period     $  4.95      $  5.18   $  5.07   $  5.36   $  5.16   $  5.11
------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                 .03          .15       .14       .14       .16       .19
Net gains (losses) (both realized
and unrealized)                              .10         (.18)      .17      (.18)      .22       .05
------------------------------------------------------------------------------------------------------
Total from investment operations             .13         (.03)      .31      (.04)      .38       .24
------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income        (.03)        (.15)     (.14)     (.14)     (.16)     (.19)
Distributions from realized gains              -         (.05)     (.06)     (.11)     (.02)        -
------------------------------------------------------------------------------------------------------
Total distributions                         (.03)        (.20)     (.20)     (.25)     (.18)     (.19)
------------------------------------------------------------------------------------------------------
Net asset value, end of period           $  5.05      $  4.95   $  5.18   $  5.07   $  5.36   $  5.16
------------------------------------------------------------------------------------------------------


------------------------------------------------------------------------------

RIVERSOURCE STATE TAX-EXEMPT FUNDS - 2006 ANNUAL REPORT 139

RiverSource New York Tax-Exempt Fund

RATIOS/SUPPLEMENTAL DATA

Net assets, end of period (in millions)   $     1           $     1       $     1       $     2       $     2       $     1
----------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to average
daily net assets, excluding
interest and fee expense(c)                  1.55%(e),(f)      1.58%(e)      1.64%(e)      1.63%(e)      1.64%(e)      1.66%
----------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to average
daily net assets, including
interest and fee expense(d)                  1.74%(e),(f)      1.75%(e)      1.74%(e)      1.70%(e)      1.76%(e)      1.70%
----------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income (loss)
to average daily net assets                  3.01%(f)          2.99%         2.70%         2.68%         3.07%         3.69%
----------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate
(excluding short-term securities)               7%               17%           30%           36%           91%           44%
----------------------------------------------------------------------------------------------------------------------------
Total return(g)                              2.54%(h)          (.55%)        6.23%         (.78%)        7.60%         4.68%
----------------------------------------------------------------------------------------------------------------------------

(a) For a share outstanding throughout the period. Rounded to the nearest cent.

(b)   For the period from July 1, 2006 to Aug. 31, 2006.

(c) Expense ratio is based on total expenses of the Fund before reduction of earnings and bank fee credits on cash balances.

(d) In February 2007, the Fund restated its previously reported financial results related to certain residual interest tax-exempt municipal securities held by the Fund. This restatement is to include interest and fee expense related to the Fund's participation in certain inverse floater programs and an equal increase in interest income from fixed rate municipal bonds held in trust. There is no impact on the Fund's previously reported net assets, net asset value per share, total return or net investment income. See Notes 1 and 8 to the financial statements.

(e) The Investment Manager and its affiliates waived/reimbursed the Fund for certain expenses. Had they not done so, the annual ratios of expenses for Class C would have been 1.78%, excluding interest and fee expense, and 1.97%, including interest and fee expense, for the period ended Aug.
      31, 2006 and 1.72%, 1.68%, 1.69% and 1.66%, excluding interest and fee expense, and 1.89%, 1.78%, 1.76% and 1.78%, including interest and fee expense, for the years ended June 30, 2006, 2005, 2004 and 2003, respectively.

(f)   Adjusted to an annual basis.

(g)   Total return does not reflect payment of a sales charge.

(h)   Not annualized.


------------------------------------------------------------------------------

140 RIVERSOURCE STATE TAX-EXEMPT FUNDS - 2006 ANNUAL REPORT

RiverSource Ohio Tax-Exempt Fund

CLASS A

PER SHARE INCOME AND CAPITAL CHANGES(a)

                                                        PERIOD ENDED
                                                          AUG. 31,                    YEAR ENDED JUNE 30,
                                                           2006(b)      2006       2005       2004       2003       2002
Net asset value, beginning of period                      $  5.15     $  5.35    $  5.16    $  5.43    $  5.35    $  5.27
--------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                                  .03         .17        .16        .17        .18        .22
Net gains (losses) (both realized and unrealized)             .11        (.19)       .19       (.20)       .19        .08
--------------------------------------------------------------------------------------------------------------------------
Total from investment operations                              .14        (.02)       .35       (.03)       .37        .30
--------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                         (.03)       (.18)      (.16)      (.17)      (.18)      (.22)
Distributions from realized gains                              --          --         --       (.07)      (.11)        --
--------------------------------------------------------------------------------------------------------------------------
Total distributions                                          (.03)       (.18)      (.16)      (.24)      (.29)      (.22)
--------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                            $  5.26     $  5.15    $  5.35    $  5.16    $  5.43    $  5.35
--------------------------------------------------------------------------------------------------------------------------


------------------------------------------------------------------------------

RIVERSOURCE STATE TAX-EXEMPT FUNDS - 2006 ANNUAL REPORT 141

RiverSource Ohio Tax-Exempt Fund

RATIOS/SUPPLEMENTAL DATA

Net assets, end of period (in millions)         $    42           $    42       $     51       $    56        $    67      $    69
-----------------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to average
daily net assets, excluding
interest and fee expense(c)                         .79%(e),(f)       .81%(e)        .88%(e)       .88%(e)        .88%(e)      .91%
-----------------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to average daily net
assets, including interest and fee expense(d)       .81%(e),(f)       .81%(e)        .89%(e)       .90%(e)        .96%(e)      .91%
-----------------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income (loss) to
average daily net assets                           3.45%(f)          3.31%          3.07%         3.13%          3.40%        4.22%
-----------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate (excluding short-term
securities)                                           7%               18%            33%           17%           194%          33%
-----------------------------------------------------------------------------------------------------------------------------------
Total return(g)                                    2.73%(h)          (.41%)         6.90%         (.67%)         7.08%        5.87%
-----------------------------------------------------------------------------------------------------------------------------------

(a) For a share outstanding throughout the period. Rounded to the nearest cent.

(b)  For the period from July 1, 2006 to Aug. 31, 2006.

(c) Expense ratio is based on total expenses of the Fund before reduction of earnings and bank fee credits on cash balances.

(d) Ratios include interest and fee expense related to the Fund's participation in certain inverse floater programs. Due to an equal increase in interest income from fixed rate municipal bonds held in trust, there is no impact on the Fund's previously reported net assets, net asset value per share, total return or net investment income. The
     Fund's management made immaterial corrections to the ratio of expenses to average daily net assets, including interest and fee expense, for the period ended Aug. 31, 2006 and for each of the years in the five-year period ended June 30, 2006, to include interest and fee expense related to the Fund's participation in certain inverse floater programs. See
     Notes 1 and 8 to the financial statements.

(e) The Investment Manager and its affiliates waived/reimbursed the Fund for certain expenses. Had they not done so, the annual ratios of expenses for Class A would have been 1.10%, excluding interest and fee expense, and 1.12%, including interest and fee expense, for the period ended Aug. 31, 2006 and 0.99%, 0.95%, 0.95% and 0.92%, excluding interest and fee expense, and 0.99%, 0.96%, 0.97% and 1.00%, including interest and fee expense, for the years ended June 30, 2006, 2005, 2004 and 2003, respectively.

(f)  Adjusted to an annual basis.

(g)  Total return does not reflect payment of a sales charge.

(h)  Not annualized.


------------------------------------------------------------------------------

142 RIVERSOURCE STATE TAX-EXEMPT FUNDS - 2006 ANNUAL REPORT

RiverSource Ohio Tax-Exempt Fund

CLASS B

PER SHARE INCOME AND CAPITAL CHANGES(a)

                                                        PERIOD ENDED
                                                           AUG. 31,                     YEAR ENDED JUNE 30,
                                                           2006(b)       2006       2005       2004       2003       2002
Net asset value, beginning of period                       $  5.15     $  5.35    $  5.16    $  5.43    $  5.34    $  5.27
---------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                                   .02         .13        .12        .13        .14        .18
Net gains (losses) (both realized and unrealized)              .11        (.19)       .19       (.20)       .20        .07
---------------------------------------------------------------------------------------------------------------------------
Total from investment operations                               .13        (.06)       .31       (.07)       .34        .25
---------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                          (.02)       (.14)      (.12)      (.13)      (.14)      (.18)
Distributions from realized gains                               --          --         --       (.07)      (.11)        --
---------------------------------------------------------------------------------------------------------------------------
Total distributions                                           (.02)       (.14)      (.12)      (.20)      (.25)      (.18)
---------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                             $  5.26     $  5.15    $  5.35    $  5.16    $  5.43    $  5.34
---------------------------------------------------------------------------------------------------------------------------


------------------------------------------------------------------------------

RIVERSOURCE STATE TAX-EXEMPT FUNDS - 2006 ANNUAL REPORT 143

RiverSource Ohio Tax-Exempt Fund

RATIOS/SUPPLEMENTAL DATA

Net assets, end of period (in millions)         $     5           $     5       $      8       $    10        $    13      $    12
-----------------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to average daily net assets,
excluding interest and fee expense(c)              1.55%(e),(f)      1.58%(e)       1.64%(e)      1.63%(e)       1.63%(e)     1.66%
-----------------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to average daily net assets,
including interest and fee expense(d)              1.57%(e),(f)      1.58%(e)       1.65%(e)      1.65%(e)       1.71%(e)     1.66%
-----------------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income (loss)
to average daily net assets                        2.67%(f)          2.54%          2.31%         2.38%          2.62%        3.46%
-----------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate (excluding short-term
securities)                                           7%               18%            33%           17%           194%          33%
-----------------------------------------------------------------------------------------------------------------------------------
Total return(g)                                    2.60%(h)         (1.17%)         6.10%        (1.43%)         6.47%        4.89%
-----------------------------------------------------------------------------------------------------------------------------------

(a) For a share outstanding throughout the period. Rounded to the nearest cent.

(b)  For the period from July 1, 2006 to Aug. 31, 2006.

(c) Expense ratio is based on total expenses of the Fund before reduction of earnings and bank fee credits on cash balances.

(d) Ratios include interest and fee expense related to the Fund's participation in certain inverse floater programs. Due to an equal increase in interest income from fixed rate municipal bonds held in trust, there is no impact on the Fund's previously reported net assets, net asset value per share, total return or net investment income. The
     Fund's management made immaterial corrections to the ratio of expenses to average daily net assets, including interest and fee expense, for the period ended Aug. 31, 2006 and for each of the years in the five-year period ended June 30, 2006, to include interest and fee expense related to the Fund's participation in certain inverse floater programs. See
     Notes 1 and 8 to the financial statements.

(e) The Investment Manager and its affiliates waived/reimbursed the Fund for certain expenses. Had they not done so, the annual ratios of expenses for Class B would have been 1.85%, excluding interest and fee expense, and 1.87%, including interest and fee expense, for the period ended Aug. 31, 2006 and 1.74%, 1.70%, 1.71% and 1.68%, excluding interest and fee expense, and 1.74%, 1.71%, 1.73% and 1.76%, including interest and fee expense, for the years ended June 30, 2006, 2005, 2004 and 2003, respectively.

(f)  Adjusted to an annual basis.

(g)  Total return does not reflect payment of a sales charge.

(h)  Not annualized.


------------------------------------------------------------------------------

144 RIVERSOURCE STATE TAX-EXEMPT FUNDS - 2006 ANNUAL REPORT

RiverSource Ohio Tax-Exempt Fund

CLASS C

PER SHARE INCOME AND CAPITAL CHANGES(a)

                                                        PERIOD ENDED
                                                          AUG. 31,                     YEAR ENDED JUNE 30,
                                                           2006(b)      2006       2005       2004       2003       2002
Net asset value, beginning of period                       $  5.16    $  5.35    $  5.16    $  5.43    $  5.35    $  5.28
--------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                                   .02        .13        .12        .13        .14        .18
Net gains (losses) (both realized and unrealized)              .10       (.18)       .19       (.20)       .19        .07
--------------------------------------------------------------------------------------------------------------------------
Total from investment operations                               .12       (.05)       .31       (.07)       .33        .25
--------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                          (.02)      (.14)      (.12)      (.13)      (.14)      (.18)
Distributions from realized gains                               --         --         --       (.07)      (.11)        --
--------------------------------------------------------------------------------------------------------------------------
Total distributions                                           (.02)      (.14)      (.12)      (.20)      (.25)      (.18)
--------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                             $  5.26    $  5.16    $  5.35    $  5.16    $  5.43    $  5.35
--------------------------------------------------------------------------------------------------------------------------


------------------------------------------------------------------------------

RIVERSOURCE STATE TAX-EXEMPT FUNDS - 2006 ANNUAL REPORT 145

RiverSource Ohio Tax-Exempt Fund

RATIOS/SUPPLEMENTAL DATA

Net assets, end of period (in millions)         $     1           $     2       $      2       $     2        $     3      $     1
-----------------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to average daily net
assets, excluding interest and fee expense(c)      1.55%(e),(f)      1.58%(e)       1.64%(e)      1.63%(e)       1.63%(e)     1.66%
-----------------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to average daily net
assets, including interest and fee expense(d)      1.57%(e),(f)      1.58%(e)       1.65%(e)      1.65%(e)       1.71%(e)     1.66%
-----------------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income (loss) to
average daily net assets                           2.69%(f)          2.55%          2.31%         2.38%          2.54%        3.45%
-----------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate (excluding short-term
securities)                                           7%               18%            33%           17%           194%          33%
-----------------------------------------------------------------------------------------------------------------------------------
Total return(g)                                    2.40%(h)          (.98%)         6.10%        (1.44%)         6.26%        4.89%
-----------------------------------------------------------------------------------------------------------------------------------

(a) For a share outstanding throughout the period. Rounded to the nearest cent.

(b)  For the period from July 1, 2006 to Aug. 31, 2006.

(c) Expense ratio is based on total expenses of the Fund before reduction of earnings and bank fee credits on cash balances.

(d) Ratios include interest and fee expense related to the Fund's participation in certain inverse floater programs. Due to an equal increase in interest income from fixed rate municipal bonds held in trust, there is no impact on the Fund's previously reported net assets, net asset value per share, total return or net investment income. The
     Fund's management made immaterial corrections to the ratio of expenses to average daily net assets, including interest and fee expense, for the period ended Aug. 31, 2006 and for each of the years in the five-year period ended June 30, 2006, to include interest and fee expense related to the Fund's participation in certain inverse floater programs. See
     Notes 1 and 8 to the financial statements.

(e) The Investment Manager and its affiliates waived/reimbursed the Fund for certain expenses. Had they not done so, the annual ratios of expenses for Class C would have been 1.86%, excluding interest and fee expense, and 1.88%, including interest and fee expense, for the period ended Aug. 31, 2006 and 1.75%, 1.71%, 1.71% and 1.68%, excluding interest and fee expense, and 1.75%, 1.72%, 1.73% and 1.76%, including interest and fee expense, for the years ended June 30, 2006, 2005, 2004 and 2003, respectively.

(f)  Adjusted to an annual basis.

(g)  Total return does not reflect payment of a sales charge.

(h)  Not annualized.


------------------------------------------------------------------------------

146 RIVERSOURCE STATE TAX-EXEMPT FUNDS - 2006 ANNUAL REPORT

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

THE BOARD AND SHAREHOLDERS
RIVERSOURCE CALIFORNIA TAX-EXEMPT TRUST
RIVERSOURCE SPECIAL TAX-EXEMPT SERIES TRUST

We have audited the accompanying statements of assets and liabilities, including the schedules of investments in securities, of RiverSource California Tax-Exempt Fund (a fund within RiverSource California Tax-Exempt Trust) and RiverSource Massachusetts Tax-Exempt Fund, RiverSource Michigan Tax-Exempt Fund, RiverSource Minnesota Tax-Exempt Fund, RiverSource New York Tax-Exempt Fund and RiverSource Ohio Tax-Exempt Fund (funds within RiverSource Special Tax-Exempt Series Trust) as of August 31, 2006, the related statements of operations for the period from July 1, 2006 to August 31, 2006 and for the year ended June 30, 2006, the statements of changes in net assets for the period from July 1, 2006 to August 31, 2006 and for each of the years in the two-year period ended June 30, 2006, and the financial highlights for the period from July 1, 2006 to August 31, 2006 and for each of the years in the five-year period ended June 30, 2006. These financial statements and the financial highlights are the responsibility of fund management. Our responsibility is to express an opinion on these financial statements and the financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and the financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of August 31, 2006, by correspondence with the custodian and brokers or by other appropriate auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.


------------------------------------------------------------------------------

RIVERSOURCE STATE TAX-EXEMPT FUNDS - 2006 ANNUAL REPORT 147

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of RiverSource California Tax-Exempt Fund, RiverSource Massachusetts Tax-Exempt Fund, RiverSource Michigan Tax-Exempt Fund, RiverSource Minnesota Tax-Exempt Fund, RiverSource New York Tax-Exempt Fund and RiverSource Ohio Tax-Exempt Fund as of August 31, 2006, and the results of their operations, changes in their net assets and the financial highlights for each of the periods stated in the first paragraph above, in conformity with U.S. generally accepted accounting principles.

As discussed in Note 8, RiverSource Minnesota Tax-Exempt Fund and RiverSource New York Tax-Exempt Fund have restated the financial statements and the financial highlights as of August 31, 2006 and for the period from July 1, 2006 to August 31, 2006 and for the five-year period ended June 30, 2006.

KPMG LLP
Minneapolis, Minnesota
October 20, 2006 except as to Note 8, which is as of February 21, 2007


------------------------------------------------------------------------------

148 RIVERSOURCE STATE TAX-EXEMPT FUNDS - 2006 ANNUAL REPORT

FEDERAL INCOME TAX INFORMATION

(UNAUDITED)

Each Fund is required by the Internal Revenue Code of 1986 to tell its shareholders about the tax treatment of the dividends it pays during its fiscal year. The dividends listed below are reported to you on your year-end statement.

RiverSource California Tax-Exempt Fund
For the period from July 1, 2006 to Aug. 31, 2006

CLASS A

INCOME DISTRIBUTIONS -- 99.99% are tax-exempt.

PAYABLE DATE                                                    PER SHARE
July 26, 2006 ...............................................   $ 0.01616
Aug. 28, 2006 ...............................................     0.01745
Total distributions .........................................   $ 0.03361

CLASS B

INCOME DISTRIBUTIONS -- 99.99% are tax-exempt.

PAYABLE DATE                                                    PER SHARE
July 26, 2006 ...............................................   $ 0.01289
Aug. 28, 2006 ...............................................     0.01392
Total distributions .........................................   $ 0.02681

CLASS C

INCOME DISTRIBUTIONS -- 99.99% are tax-exempt.

PAYABLE DATE                                                    PER SHARE
July 26, 2006 ...............................................   $ 0.01300
Aug. 28, 2006 ...............................................     0.01395
Total distributions .........................................   $ 0.02695

SOURCE OF DISTRIBUTIONS

For dividends paid by the Fund to be tax-exempt, the Fund must have at least 50% of its assets in tax-exempt obligations at the end of each fiscal quarter.

FEDERAL TAXATION

Tax-exempt distributions are exempt from federal income taxes and should not be included in shareholders' gross income. The income from this Fund is subject to the alternative minimum tax (AMT). The AMT percentage at Aug. 31, 2006 was 7.54%.

OTHER TAXATION

Tax-exempt distributions may be subject to state and local taxes. Each shareholder should consult a tax advisor about reporting this income for state and local tax purposes.


------------------------------------------------------------------------------

RIVERSOURCE STATE TAX-EXEMPT FUNDS - 2006 ANNUAL REPORT 149

RiverSource Massachusetts Tax-Exempt Fund
For the period from July 1, 2006 to Aug. 31, 2006

CLASS A

INCOME DISTRIBUTIONS -- 99.99% are tax-exempt.

PAYABLE DATE                                                    PER SHARE
July 26, 2006 ...............................................   $ 0.01519
Aug. 28, 2006 ...............................................     0.01674
Total distributions .........................................   $ 0.03193

CLASS B

INCOME DISTRIBUTIONS -- 99.99% are tax-exempt.

PAYABLE DATE                                                    PER SHARE
July 26, 2006 ...............................................   $ 0.01185
Aug. 28, 2006 ...............................................     0.01311
Total distributions .........................................   $ 0.02496

CLASS C

INCOME DISTRIBUTIONS -- 99.99% are tax-exempt.

PAYABLE DATE                                                    PER SHARE
July 26, 2006 ...............................................   $ 0.01192
Aug. 28, 2006 ...............................................     0.01310
Total distributions .........................................   $ 0.02502

SOURCE OF DISTRIBUTIONS

For dividends paid by the Fund to be tax-exempt, the Fund must have at least 50% of its assets in tax-exempt obligations at the end of each fiscal quarter.

FEDERAL TAXATION

Tax-exempt distributions are exempt from federal income taxes and should not be included in shareholders' gross income. The income from this Fund is subject to the alternative minimum tax (AMT). The AMT percentage at Aug. 31, 2006 was 2.88%.

OTHER TAXATION

Tax-exempt distributions may be subject to state and local taxes. Each shareholder should consult a tax advisor about reporting this income for state and local tax purposes.


------------------------------------------------------------------------------

150 RIVERSOURCE STATE TAX-EXEMPT FUNDS - 2006 ANNUAL REPORT

RiverSource Michigan Tax-Exempt Fund
For the period from July 1, 2006 to Aug. 31, 2006

CLASS A

INCOME DISTRIBUTIONS -- 99.98% are tax-exempt.

PAYABLE DATE                                                    PER SHARE
July 26, 2006 ...............................................   $ 0.01474
Aug. 28, 2006 ...............................................     0.01627
Total distributions .........................................   $ 0.03101

CLASS B

INCOME DISTRIBUTIONS -- 99.98% are tax-exempt.

PAYABLE DATE                                                    PER SHARE
July 28, 2006 ...............................................   $ 0.01113
Aug. 29, 2006 ...............................................     0.01271
Total distributions .........................................   $ 0.02384

CLASS C

INCOME DISTRIBUTIONS -- 99.98% are tax-exempt.

PAYABLE DATE                                                    PER SHARE
July 28, 2006 ...............................................   $ 0.01119
Aug. 29, 2006 ...............................................     0.01268
Total distributions .........................................   $ 0.02387

SOURCE OF DISTRIBUTIONS

For dividends paid by the Fund to be tax-exempt, the Fund must have at least 50% of its assets in tax-exempt obligations at the end of each fiscal quarter.

FEDERAL TAXATION

Tax-exempt distributions are exempt from federal income taxes and should not be included in shareholders' gross income. The income from this Fund is subject to the alternative minimum tax (AMT). The AMT percentage at Aug. 31, 2006 was 0.55%.

OTHER TAXATION

Tax-exempt distributions may be subject to state and local taxes. Each shareholder should consult a tax advisor about reporting this income for state and local tax purposes.


------------------------------------------------------------------------------

RIVERSOURCE STATE TAX-EXEMPT FUNDS - 2006 ANNUAL REPORT 151

RiverSource Minnesota Tax-Exempt Fund
For the period from July 1, 2006 to Aug. 31, 2006

CLASS A

INCOME DISTRIBUTIONS -- 99.72% are tax-exempt.

PAYABLE DATE                                                    PER SHARE
July 26, 2006 ...............................................   $ 0.01546
Aug. 28, 2006 ...............................................     0.01693
Total distributions .........................................   $ 0.03239

CLASS B

INCOME DISTRIBUTIONS -- 99.72% are tax-exempt.

PAYABLE DATE                                                    PER SHARE
July 26, 2006 ...............................................   $ 0.01216
Aug. 28, 2006 ...............................................     0.01333
Total distributions .........................................   $ 0.02549

CLASS C

INCOME DISTRIBUTIONS -- 99.72% are tax-exempt.

PAYABLE DATE                                                    PER SHARE
July 26, 2006 ...............................................   $ 0.01223
Aug. 28, 2006 ...............................................     0.01313
Total distributions .........................................   $ 0.02536

SOURCE OF DISTRIBUTIONS

For dividends paid by the Fund to be tax-exempt, the Fund must have at least 50% of its assets in tax-exempt obligations at the end of each fiscal quarter.

FEDERAL TAXATION

Tax-exempt distributions are exempt from federal income taxes and should not be included in shareholders' gross income. The income from this Fund is subject to the alternative minimum tax (AMT). The AMT percentage at Aug. 31, 2006 was 6.55%.

OTHER TAXATION

Tax-exempt distributions may be subject to state and local taxes. Each shareholder should consult a tax advisor about reporting this income for state and local tax purposes.


------------------------------------------------------------------------------

152 RIVERSOURCE STATE TAX-EXEMPT FUNDS - 2006 ANNUAL REPORT

RiverSource New York Tax-Exempt Fund
For the period from July 1, 2006 to Aug. 31, 2006

CLASS A

INCOME DISTRIBUTIONS -- 99.98% are tax-exempt.

PAYABLE DATE                                                    PER SHARE
July 26, 2006 ...............................................   $ 0.01564
Aug. 28, 2006 ...............................................     0.01696
Total distributions .........................................   $ 0.03260

CLASS B

INCOME DISTRIBUTIONS -- 99.98% are tax-exempt.

PAYABLE DATE                                                    PER SHARE
July 26, 2006 ...............................................   $ 0.01248
Aug. 28, 2006 ...............................................     0.01352
Total distributions .........................................   $ 0.02600

CLASS C

INCOME DISTRIBUTIONS -- 99.98% are tax-exempt.

PAYABLE DATE                                                    PER SHARE
July 26, 2006 ...............................................   $ 0.01254
Aug. 28, 2006 ...............................................     0.01352
Total distributions .........................................   $ 0.02606

SOURCE OF DISTRIBUTIONS

For dividends paid by the Fund to be tax-exempt, the Fund must have at least 50% of its assets in tax-exempt obligations at the end of each fiscal quarter.

FEDERAL TAXATION

Tax-exempt distributions are exempt from federal income taxes and should not be included in shareholders' gross income. The income from this Fund is subject to the alternative minimum tax (AMT). The AMT percentage at Aug. 31, 2006 was 3.10%.

OTHER TAXATION

Tax-exempt distributions may be subject to state and local taxes. Each shareholder should consult a tax advisor about reporting this income for state and local tax purposes.


------------------------------------------------------------------------------

RIVERSOURCE STATE TAX-EXEMPT FUNDS - 2006 ANNUAL REPORT 153

RiverSource Ohio Tax-Exempt Fund
For the period from July 1, 2006 to Aug. 31, 2006

CLASS A

INCOME DISTRIBUTIONS -- 99.98% are tax-exempt.

PAYABLE DATE                                                    PER SHARE
July 26, 2006 ...............................................   $ 0.01473
Aug. 28, 2006 ...............................................     0.01625
Total distributions .........................................   $ 0.03098

CLASS B

INCOME DISTRIBUTIONS -- 99.98% are tax-exempt.

PAYABLE DATE                                                    PER SHARE
July 26, 2006 ...............................................   $ 0.01147
Aug. 28, 2006 ...............................................     0.01267
Total distributions .........................................   $ 0.02414

CLASS C

INCOME DISTRIBUTIONS -- 99.98% are tax-exempt.

PAYABLE DATE                                                    PER SHARE
July 26, 2006 ...............................................   $ 0.01150
Aug. 28, 2006 ...............................................     0.01267
Total distributions .........................................   $ 0.02417

SOURCE OF DISTRIBUTIONS

For dividends paid by the Fund to be tax-exempt, the Fund must have at least 50% of its assets in tax-exempt obligations at the end of each fiscal quarter.

FEDERAL TAXATION

Tax-exempt distributions are exempt from federal income taxes and should not be included in shareholders' gross income. The income from this Fund is subject to the alternative minimum tax (AMT). The AMT percentage at Aug. 31, 2006 was 3.21%.

OTHER TAXATION

Tax-exempt distributions may be subject to state and local taxes. Each shareholder should consult a tax advisor about reporting this income for state and local tax purposes.


------------------------------------------------------------------------------

154 RIVERSOURCE STATE TAX-EXEMPT FUNDS - 2006 ANNUAL REPORT

FUND EXPENSES EXAMPLES

(UNAUDITED)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in each Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the six months ended Aug. 31, 2006.

ACTUAL EXPENSES

The first line of each table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading titled "Expenses paid during the period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of each table provides information about hypothetical account values and hypothetical expenses based on each Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare each 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in each table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of each table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.


------------------------------------------------------------------------------

RIVERSOURCE STATE TAX-EXEMPT FUNDS - 2006 ANNUAL REPORT 155

RiverSource California Tax-Exempt Fund

                                   BEGINNING        ENDING          EXPENSES
                                 ACCOUNT VALUE   ACCOUNT VALUE    PAID DURING     ANNUALIZED
                                 MARCH 1, 2006   AUG. 31, 2006   THE PERIOD(a)   EXPENSE RATIO
Class A
   Actual(b)                       $  1,000       $  1,017.50      $   4.02          .79%
   Hypothetical                    $  1,000       $  1,021.22      $   4.02          .79%
   (5% return before expenses)

Class B
   Actual(b)                       $  1,000       $  1,015.50      $   7.87         1.55%
   Hypothetical                    $  1,000       $  1,017.39      $   7.88         1.55%
   (5% return before expenses)

Class C
   Actual(b)                       $  1,000       $  1,015.60      $   7.87         1.55%
   Hypothetical                    $  1,000       $  1,017.39      $   7.88         1.55%
   (5% return before expenses)

(a) Expenses are equal to the Fund's annualized expense ratio as indicated above, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

(b)   Based on the actual return for the six months ended Aug. 31, 2006:
      +1.75% for Class A, +1.55% for Class B and +1.56% for Class C.


------------------------------------------------------------------------------

156 RIVERSOURCE STATE TAX-EXEMPT FUNDS - 2006 ANNUAL REPORT

RiverSource Massachusetts Tax-Exempt Fund

                                   BEGINNING        ENDING         EXPENSES      ANNUALIZED
                                 ACCOUNT VALUE   ACCOUNT VALUE   PAID DURING      EXPENSE
                                 MARCH 1, 2006   AUG. 31, 2006   THE PERIOD(a)     RATIO(c)
Class A
   Actual(b)                       $  1,000       $  1,017.90      $   4.17          .82%
   Hypothetical                    $  1,000       $  1,021.07      $   4.18          .82%
   (5% return before expenses)

Class B
   Actual(b)                       $  1,000       $  1,014.00      $   8.02         1.58%
   Hypothetical                    $  1,000       $  1,017.24      $   8.03         1.58%
   (5% return before expenses)

Class C
   Actual(b)                       $  1,000       $  1,012.20      $   8.01         1.58%
   Hypothetical                    $  1,000       $  1,017.24      $   8.03         1.58%
   (5% return before expenses)

(a) Expenses are equal to the Fund's annualized expense ratio as indicated above, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

(b)   Based on the actual return for the six months ended Aug. 31, 2006:
      +1.79% for Class A, +1.40% for Class B and +1.22% for Class C.

(c) Annualized expense ratios include interest and fee expense related to the Fund's participation in certain inverse floater programs. Due to an equal increase in interest income from fixed rate municipal bonds held in trust, there is no impact on the Fund's net assets, net asset value per share, total return or net investment income. The ratios excluding interest and fee expense were 0.79% for Class A, 1.55% for Class B and 1.55% for Class C. See Notes 1 and 11 to the financial statements.


------------------------------------------------------------------------------

RIVERSOURCE STATE TAX-EXEMPT FUNDS - 2006 ANNUAL REPORT 157

RiverSource Michigan Tax-Exempt Fund

                                   BEGINNING        ENDING         EXPENSES      ANNUALIZED
                                 ACCOUNT VALUE   ACCOUNT VALUE   PAID DURING      EXPENSE
                                 MARCH 1, 2006   AUG. 31, 2006   THE PERIOD(a)     RATIO(c)
Class A
   Actual(b)                       $  1,000       $  1,015.70      $   4.12          .81%
   Hypothetical                    $  1,000       $  1,021.12      $   4.13          .81%
   (5% return before expenses)

Class B
   Actual(b)                       $  1,000       $  1,013.60      $   7.97         1.57%
   Hypothetical                    $  1,000       $  1,017.29      $   7.98         1.57%
   (5% return before expenses)

Class C
   Actual(b)                       $  1,000       $  1,013.60      $   7.97         1.57%
   Hypothetical                    $  1,000       $  1,017.29      $   7.98         1.57%
   (5% return before expenses)

(a) Expenses are equal to the Fund's annualized expense ratio as indicated above, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

(b)   Based on the actual return for the six months ended Aug. 31, 2006:
      +1.57% for Class A, +1.36% for Class B and +1.36% for Class C.

(c) Annualized expense ratios include interest and fee expense related to the Fund's participation in certain inverse floater programs. Due to an equal increase in interest income from fixed rate municipal bonds held in trust, there is no impact on the Fund's net assets, net asset value per share, total return or net investment income. The ratios excluding interest and fee expense were 0.79% for Class A, 1.55% for Class B and 1.55% for Class C. See Notes 1 and 11 to the financial statements.


------------------------------------------------------------------------------

158 RIVERSOURCE STATE TAX-EXEMPT FUNDS - 2006 ANNUAL REPORT

RiverSource Minnesota Tax-Exempt Fund

                                   BEGINNING        ENDING         EXPENSES      ANNUALIZED
                                 ACCOUNT VALUE   ACCOUNT VALUE   PAID DURING      EXPENSE
                                 MARCH 1, 2006   AUG. 31, 2006   THE PERIOD(a)     RATIO(c)
Class A
   Actual(b)                       $  1,000      $  1,016.40       $   4.98          .98%
   Hypothetical                    $  1,000      $  1,020.27       $   4.99          .98%
   (5% return before expenses)

Class B
   Actual(b)                       $  1,000      $  1,012.50       $   8.83         1.74%
   Hypothetical                    $  1,000      $  1,016.43       $   8.84         1.74%
   (5% return before expenses)

Class C
   Actual(b)                       $  1,000      $  1,012.50       $   8.83         1.74%
   Hypothetical                    $  1,000      $  1,016.43       $   8.84         1.74%
   (5% return before expenses)

(a) Expenses are equal to the Fund's annualized expense ratio as indicated above, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

(b)   Based on the actual return for the six months ended Aug. 31, 2006:
      +1.64% for Class A, +1.25% for Class B and +1.25% for Class C.

(c) Annualized expense ratios include interest and fee expense related to the Fund's participation in certain inverse floater programs. Due to an equal increase in interest income from fixed rate municipal bonds held in trust, there is no impact on the Fund's net assets, net asset value per share, total return or net investment income. The ratios excluding interest and fee expense were 0.79% for Class A, 1.55% for Class B and 1.55% for Class C. See Notes 1 and 11 to the financial statements.


------------------------------------------------------------------------------

RIVERSOURCE STATE TAX-EXEMPT FUNDS - 2006 ANNUAL REPORT 159

RiverSource New York Tax-Exempt Fund

                                   BEGINNING        ENDING         EXPENSES      ANNUALIZED
                                 ACCOUNT VALUE   ACCOUNT VALUE   PAID DURING      EXPENSE
                                 MARCH 1, 2006   AUG. 31, 2006   THE PERIOD(a)     RATIO(c)
Class A
   Actual(b)                       $  1,000       $  1,017.40      $   4.98          .98%
   Hypothetical                    $  1,000       $  1,020.27      $   4.99          .98%
   (5% return before expenses)

Class B
   Actual(b)                       $  1,000       $  1,013.50      $   8.83         1.74%
   Hypothetical                    $  1,000       $  1,016.43      $   8.84         1.74%
   (5% return before expenses)

Class C
   Actual(b)                       $  1,000       $  1,013.50      $   8.83         1.74%
   Hypothetical                    $  1,000       $  1,016.43      $   8.84         1.74%
   (5% return before expenses)

(a) Expenses are equal to the Fund's annualized expense ratio as indicated above, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

(b)   Based on the actual return for the six months ended Aug. 31, 2006:
      +1.74% for Class A, +1.35% for Class B and +1.35% for Class C.

(c) Annualized expense ratios include interest and fee expense related to the Fund's participation in certain inverse floater programs. Due to an equal increase in interest income from fixed rate municipal bonds held in trust, there is no impact on the Fund's net assets, net asset value per share, total return or net investment income. The ratios excluding interest and fee expense were 0.79% for Class A, 1.55% for Class B and 1.55% for Class C. See Notes 1 and 11 to the financial statements.


------------------------------------------------------------------------------

160 RIVERSOURCE STATE TAX-EXEMPT FUNDS - 2006 ANNUAL REPORT

RiverSource Ohio Tax-Exempt Fund

                                   BEGINNING         ENDING        EXPENSES      ANNUALIZED
                                 ACCOUNT VALUE   ACCOUNT VALUE   PAID DURING      EXPENSE
                                 MARCH 1, 2006   AUG. 31, 2006   THE PERIOD(a)     RATIO(c)
Class A
   Actual(b)                       $  1,000       $  1,015.60      $   4.12          .81%
   Hypothetical                    $  1,000       $  1,021.12      $   4.13          .81%
   (5% return before expenses)

Class B
   Actual(b)                       $  1,000       $  1,011.70      $   7.96         1.57%
   Hypothetical                    $  1,000       $  1,017.29      $   7.98         1.57%
   (5% return before expenses)

Class C
   Actual(b)                       $  1,000       $  1,011.70      $   7.96         1.57%
   Hypothetical                    $  1,000       $  1,017.29      $   7.98         1.57%
   (5% return before expenses)

(a) Expenses are equal to the Fund's annualized expense ratio as indicated above, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

(b)   Based on the actual return for the six months ended Aug. 31, 2006:
      +1.56% for Class A, +1.17% for Class B and +1.17% for Class C.

(c) Annualized expense ratios include interest and fee expense related to the Fund's participation in certain inverse floater programs. Due to an equal increase in interest income from fixed rate municipal bonds held in trust, there is no impact on the Fund's net assets, net asset value per share, total return or net investment income. The ratios excluding interest and fee expense were 0.79% for Class A, 1.55% for Class B and 1.55% for Class C. See Notes 1 and 11 to the financial statements.


------------------------------------------------------------------------------

RIVERSOURCE STATE TAX-EXEMPT FUNDS - 2006 ANNUAL REPORT 161

BOARD MEMBERS AND OFFICERS

Shareholders elect a Board that oversees the Fund's operations. The Board appoints officers who are responsible for day-to-day business decisions based on policies set by the Board.

The following is a list of the Fund's Board members. Each member oversees 100 RiverSource funds. Board members serve until the next regular shareholders' meeting or until he or she reaches the mandatory retirement age established by the Board. Under the current Board policy, members may serve until the end of the meeting following their 75th birthday, or the fifteenth anniversary of the first Board meeting they attended as members of the Board, whichever occurs first. This policy does not apply to Ms. Jones who may retire after her 75th birthday.

INDEPENDENT BOARD MEMBERS

NAME,                     POSITION HELD
ADDRESS,                  WITH FUND AND         PRINCIPAL OCCUPATION                    OTHER
AGE                       LENGTH OF SERVICE     DURING PAST FIVE YEARS                  DIRECTORSHIPS
----------------------------------------------------------------------------------------------------------------
Kathleen Blatz            Board member          Chief Justice, Minnesota Supreme
901 S. Marquette Ave.     since 2006            Court, 1998-2005
Minneapolis, MN 55402
Age 52

----------------------------------------------------------------------------------------------------------------
Arne H. Carlson*          Board member          Chair, RiverSource Funds,
901 S. Marquette Ave.     since 1999            1999-2006; Chair, Board Services
Minneapolis, MN 55402                           Corporation (provides administrative
Age 72                                          services to boards); former Governor
                                                of Minnesota

----------------------------------------------------------------------------------------------------------------
Patricia M. Flynn         Board member          Trustee Professor of Economics and
901 S. Marquette Ave.     since 2004            Management, Bentley College;
Minneapolis, MN 55402                           former Dean, McCallum Graduate
Age 56                                          School of Business, Bentley College

----------------------------------------------------------------------------------------------------------------
Anne P. Jones             Board member          Attorney and Consultant
901 S. Marquette Ave.     since 1985
Minneapolis, MN 55402
Age 72

----------------------------------------------------------------------------------------------------------------
Jeffrey Laikind           Board member          Former Managing Director,               American Progressive
901 S. Marquette Ave.     since 2005            Shikiar Asset Management                Insurance
Minneapolis, MN 55402
Age 71

----------------------------------------------------------------------------------------------------------------
Stephen R. Lewis, Jr.*    Board member          President Emeritus and                  Valmont Industries, Inc.
901 S. Marquette Ave.     since 2002 and        Professor of Economics,                 (manufactures irrigation
Minneapolis, MN 55402     Chair of the Board    Carleton College                        systems)
Age 68                    since 2007

----------------------------------------------------------------------------------------------------------------

* Effective Jan. 1, 2007 Stephen Lewis replaced Arne Carlson as Chair of the Board.


------------------------------------------------------------------------------

162 RIVERSOURCE STATE TAX-EXEMPT FUNDS - 2006 ANNUAL REPORT

NAME,                     POSITION HELD
ADDRESS,                  WITH FUND AND         PRINCIPAL OCCUPATION                   OTHER
AGE                       LENGTH OF SERVICE     DURING PAST FIVE YEARS                 DIRECTORSHIPS
----------------------------------------------------------------------------------------------------------------
Catherine James Paglia    Board member          Director, Enterprise Asset             Strategic Distribution,
901 S. Marquette Ave.     since 2004            Management, Inc. (private real         Inc. (transportation,
Minneapolis, MN 55402                           estate and asset management            distribution and
Age 54                                          company)                               logistics consultants)

----------------------------------------------------------------------------------------------------------------
Vikki L. Pryor*           Board member          President and Chief Executive
901 S. Marquette Ave.     since 2006            Officer, SBLI USA Mutual Life
Minneapolis, MN 55402                           Insurance Company, Inc. since 1999
Age 53

----------------------------------------------------------------------------------------------------------------
Alison Taunton-Rigby      Board member          Chief Executive Officer, RiboNovix,    Hybridon, Inc.
901 S. Marquette Ave.     since 2002            Inc. since 2003 (biotechnology);       (biotechnology);
Minneapolis, MN 55402                           former President, Forester Biotech     American Healthways,
Age 62                                                                                 Inc. (health management
                                                                                       programs)

---------------------------------------------------------------------------------------------------------------

BOARD MEMBER AFFILIATED WITH RIVERSOURCE INVESTMENTS**

NAME,                     POSITION HELD
ADDRESS,                  WITH FUND AND         PRINCIPAL OCCUPATION                   OTHER
AGE                       LENGTH OF SERVICE     DURING PAST FIVE YEARS                 DIRECTORSHIPS
----------------------------------------------------------------------------------------------------------------
William F. Truscott       Board member          President - U.S. Asset Management
53600 Ameriprise          since 2001,           and Chief Investment Officer,
Financial Center          Vice President        Ameriprise Financial, Inc. and
Minneapolis, MN 55474     since 2002            President, Chairman of the Board
Age 46                                          and Chief Investment Officer,
                                                RiverSource Investments,
                                                LLC since 2005;
                                                President, Ameriprise
                                                Certificate Company since
                                                2006; Senior Vice
                                                President - Chief
                                                Investment Officer,
                                                Ameriprise Financial,
                                                Inc. and Chairman of the
                                                Board and Chief
                                                Investment Officer,
                                                RiverSource Investments,
                                                LLC, 2001-2005

----------------------------------------------------------------------------------------------------------------

 * Vikki L. Pryor resigned as a member of the Board, effective Jan. 11, 2007.

** Interested person by reason of being an officer, director, security holder and/or employee of RiverSource Investments.

The SAI has additional information about the Fund's Board members and is available, without charge, upon request by calling RiverSource Funds at (888) 791-3380; contacting your financial institution; or visiting riversource.com/funds.


------------------------------------------------------------------------------

RIVERSOURCE STATE TAX-EXEMPT FUNDS - 2006 ANNUAL REPORT 163

The Board has appointed officers who are responsible for day-to-day business decisions based on policies it has established. The officers serve at the pleasure of the Board. In addition to Mr. Truscott, who is Vice President, the Fund's other officers are:

FUND OFFICERS

NAME,                     POSITION HELD
ADDRESS,                  WITH FUND AND         PRINCIPAL OCCUPATION
AGE                       LENGTH OF SERVICE     DURING PAST FIVE YEARS
----------------------------------------------------------------------------------------------------------------
Patrick T. Bannigan       President             Senior Vice President - Asset Management, RiverSource
172 Ameriprise            since 2006            Investments, LLC since 2006; Managing Director and Global
Financial Center                                Head of Product, Morgan Stanley Investment Management,
Minneapolis, MN 55474                           2004-2006; President, Touchstone Investments,2002-2004;
Age 41                                          Director of Strategic Planning, Evergreen Investments, 1995-2002

----------------------------------------------------------------------------------------------------------------
Michelle M. Keeley        Vice President        Executive Vice President - Equity and Fixed Income,
172 Ameriprise            since 2004            Ameriprise Financial, Inc. and RiverSource Investments, LLC since
Financial Center                                2006; Vice President - Investments, Ameriprise Certificate
Minneapolis, MN 55474                           Company since 2003; Senior Vice President - Fixed Income,
Age 42                                          Ameriprise Financial, Inc., 2002-2006 and RiverSource
                                                Investments, LLC, 2004-2006; Managing Director, Zurich Global
                                                Assets, 2001-2002

----------------------------------------------------------------------------------------------------------------
Amy K. Johnson            Vice President        Vice President - Asset Management and Trust Company Services,
5228 Ameriprise           since 2006            RiverSource Investments, LLC since 2006; Vice President -
Financial Center                                Operations and Compliance, RiverSource Investments, LLC,
Minneapolis, MN 55474                           2004-2006; Director of Product Development - Mutual Funds,
Age 41                                          Ameriprise Financial, Inc., 2001-2004

----------------------------------------------------------------------------------------------------------------
Jeffrey P. Fox            Treasurer             Vice President - Investment Accounting, Ameriprise Financial, Inc.
105 Ameriprise            since 2002            since 2002; Vice President - Finance, American Express
Financial Center                                Company, 2000-2002
Minneapolis, MN 55474
Age 51

----------------------------------------------------------------------------------------------------------------
Scott R. Plummer          Vice President,       Vice President and Chief Counsel - Asset Management,
5228 Ameriprise           General Counsel       Ameriprise Financial, Inc. since 2005; Vice President,
Financial Center          and Secretary         General Counsel and Secretary, Ameriprise Certificate Company
Minneapolis, MN 55474     since 2006            since 2005; Vice President - Asset Management Compliance,
Age 47                                          Ameriprise Financial, Inc., 2004-2005; Senior Vice President and
                                                Chief Compliance Officer, U.S. Bancorp Asset Management,
                                                2002-2004; Second Vice President and Assistant General
                                                Counsel, Hartford Life, 2001-2002

----------------------------------------------------------------------------------------------------------------
Jennifer D. Lammers       Chief Compliance      U.S. Asset Management Chief Compliance Officer, RiverSource
172 Ameriprise            Officer since 2006    Investments, LLC since 2006; Director - Mutual Funds,
Financial Center                                Voyageur Asset Management, 2003-2006; Director of Finance,
Minneapolis, MN 55474                           Voyageur Asset Management, 2000-2003
Age 46

----------------------------------------------------------------------------------------------------------------
Neysa M. Alecu            Money Laundering      Compliance Director and Anti-Money Laundering Officer,
2934 Ameriprise           Prevention Officer    Ameriprise Financial, Inc. since 2004; Manager Anti-Money
Financial Center          since 2004            Laundering, Ameriprise Financial, Inc., 2003-2004; Compliance
Minneapolis, MN 55474                           Director and Bank Secrecy Act Officer, American Express
Age 43                                          Centurion Bank, 2000-2003

----------------------------------------------------------------------------------------------------------------


------------------------------------------------------------------------------

164 RIVERSOURCE STATE TAX-EXEMPT FUNDS - 2006 ANNUAL REPORT

APPROVAL OF INVESTMENT MANAGEMENT SERVICES AGREEMENT

During the period covered by this report, RiverSource Investments, LLC ("RiverSource Investments" or the "investment manager"), a wholly-owned subsidiary of Ameriprise Financial, Inc. ("Ameriprise Financial"), served as the investment manager to RiverSource funds under an Investment Management Services Agreement ("IMS Agreement").

The Board of Directors/Trustees (the "Board") annually determines whether to continue the IMS Agreement and subadvisory agreements, as applicable, by evaluating the quality and level of services received and the costs associated with those services. The Board did not make the specific determination this year as each fund's IMS Agreement was approved by the vote of a majority of the outstanding voting securities of the funds at a shareholder meeting held on Feb. 15, 2006.

PROXY VOTING

The policy of the Board is to vote all proxies of the companies in which the Fund holds investments. The procedures are stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling RiverSource Funds at (888) 791-3380; contacting your financial institution; visiting riversource.com/funds; or searching the website of the Securities and Exchange Commission (SEC) at http://www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the 12-month period ended June 30, 2006 is available without charge by visiting riversource.com/funds; or searching the website of the SEC at www.sec.gov.


------------------------------------------------------------------------------

RIVERSOURCE STATE TAX-EXEMPT FUNDS - 2006 ANNUAL REPORT 165

RIVERSOURCE(SM) STATE TAX-EXEMPT FUNDS
734 Ameriprise Financial Center
Minneapolis, MN 55474

RIVERSOURCE.COM/FUNDS

                        This report must be accompanied or preceded by the
                        Fund's current prospectus. RiverSource(SM) mutual
                        funds are distributed by RiverSource Distributors,
                        Inc. and Ameriprise Financial Services, Inc., Members
RIVERSOURCE [LOGO](R)   NASD, and managed by RiverSource Investments, LLC.
      INVESTMENTS       These companies are part of Ameriprise Financial, Inc.

                                                              S-6328 AE (2/07)

Item 2. (a) The Registrant has adopted a code of ethics that applies to the Registrant's principal executive officer and principal financial officer. A copy of the code of ethics is filed as an exhibit to this form N-CSR.

         (b) During the period covered by this report, there were not any amendments to the provisions of the code of ethics adopted in 2(a) above.

         (c) During the period covered by this report, there were not any implicit or explicit waivers to the provisions of the code of ethics adopted in 2(a).

Item 3. The Registrant's board of directors has determined that independent directors Jeffrey Laikind and Anne P. Jones, each qualify as audit committee financial experts.

Item 4.  Principal Accountant Fees and Services

Fund - Related Fees(1),(2)

(a) Audit Fees. The fees paid for the periods represented below, to KPMG LLP for professional services rendered for the audits of the annual financial statements for RiverSource Special Tax-Exempt Series Trust were as follows:

         Period ended Aug. 31, 2006:        Year ended June 30, 2006:            Year ended June 30, 2005:
                    None;                            $120,500;                             $115,750

(b) Audit - Related Fees. The fees paid for the periods represented below, to KPMG LLP for additional professional services rendered in connection with the registrant's security count pursuant to Rule 17f-2 for RiverSource Special Tax-Exempt Series Trust were as follows:

         Period ended Aug. 31, 2006:        Year ended June 30, 2006:            Year ended June 30, 2005:
                    None;                            $146;                                  $248

(c) Tax Fees. The fees paid for the periods represented below, to KPMG LLP for tax compliance related services for RiverSource Special Tax-Exempt Series Trust were as follows:

         Period ended Aug. 31, 2006:        Year ended June 30, 2006:            Year ended June 30, 2005:
                    None                             $16,531;                              $15,300

(d) All Other Fees. The fees paid for the periods represented below, to KPMG LLP for additional professional services rendered for RiverSource Special Tax-Exempt Series Trust were as follows:

         Period ended Aug. 31, 2006:        Year ended June 30, 2006:            Year ended June 30, 2005:
                    None;                            $358;                                  $207

(e) (1) Audit Committee Pre-Approval Policy. Pursuant to Sarbanes-Oxley pre-approval requirements, all services to be performed by KPMG LLP for the registrant and to the registrant's investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant must be pre-approved by the audit committee.

(e) (2) 100% of the services performed for items (b) through (d) above during 2006 and 2005 were pre-approved by the audit committee.

(f)      Not applicable.

(g) Non-Audit Fees. The fees paid for the periods represented below, by the registrant for non-audit services to KPMG LLP were as follows:

         Period ended Aug. 31, 2006:        Year ended June 30, 2006:            Year ended June 30, 2005:
                    None;                            $70,389;                              $154,407

         The fees paid for the periods represented below, to KPMG LLP by the registrant's investment adviser, and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant were as follows:

         Period ended Aug. 31, 2006:        Year ended June 30, 2006:            Year ended June 30, 2005:
                    None;                            $53,500;                              $138,900

(h) 100% of the services performed for item (g) above during 2006 and 2005 were pre-approved by the audit committee.

(1) Year ended June 30, 2005 represents bills paid 7/1/04 - 6/30/05 Year ended June 30, 2006 represents bills paid 7/1/05 - 6/30/06 Period ended Aug. 31, 2006 represents bills paid 7/1/06 - 8/31/06

(2) The By-Laws of each Fund were amended on April 13, 2006, changing their fiscal year end from June 30 to Aug. 31, effective Aug. 31, 2006.


Item 5.  Audit Committee of Listed Registrants. Not applicable.

Item 6. The complete schedule of investments is included in Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies. Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies. Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers. Not applicable.

Item 10. Submission of matters to a vote of security holders. Not applicable.

Item 11. (a) The Registrant's principal executive officer and principal financial officer have concluded that the Registrant's disclosure controls and procedures (as defined in rule 30a-3(c) of the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) are sufficient to provide reasonable assurance that information required to be disclosed by the Registrant in this Form N-CSR/A was recorded, processed, summarized and reported within the time period specified in the Securities and Exchange Commission ("SEC") rules and forms or by the SEC staff, based upon such officers' evaluation of these controls and procedures as of February 21, 2007, which is a date within 90 days of the filing date of this report on Form N-CSR/A. The Registrant's principal executive officer and principal financial officer have also concluded that the Registrant's disclosure controls and procedures designed to ensure that information required to be disclosed by the Registrant in this Form N-CSR/A is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure, were effective.

         Subsequent to the Registrant's fiscal year ended August 31, 2006 and the issuance of the Registrant's financial statements for such fiscal year end, but prior to the evaluation of its internal controls in connection with the certifications in this Form N-CSR/A, the Registrant's management became aware that there was a control deficiency over financial reporting with respect to "inverse floater" program transactions (transactions in which a fund transfers to trusts fixed rate municipal bonds in exchange for cash and residual interests in the trusts' assets and cash flows, which are in the form of inverse floating rate securities; the trusts fund the purchases of the municipal bonds by issuing short-term floating rate notes to third parties). As of and prior to August 31, 2006, the fiscal year end, the Registrant had accounted for the transfers of municipal bonds as "sales" in accordance with the then-current practice in the mutual fund industry. After a review of such treatment with the independent public accountants, the Registrant applied the provisions of Statement of Financial Accounting Standards No. 140, "Accounting for Transfers and Servicing of Financial Assets and Extinguishments of Liabilities" ("SFAS 140") to such transfers. Accordingly, the

         Registrant has restated certain portions of the financial statements for each of the RiverSource Minnesota Tax Exempt Fund and the RiverSource New York Tax Exempt Fund (together, the "Restated Funds") for the period ended August 31, 2006 and the year ended June 30, 2006, as well as the financial highlights for each of the four years in the period ended June 30, 2005. The restatement of the Restated Funds' financial statements had no impact on net assets, net asset value per share, total return or net investment income.

         In addition, with respect to the RiverSource Massachusetts Tax-Exempt Fund, the RiverSource Michigan Tax-Exempt Fund and the RiverSource Ohio Tax-Exempt Fund (collectively, the "Adjusted Funds" and, together with the Restated Funds, the "Funds") and in connection with the application of SFAS 140 to transfers of municipal bonds in inverse floater programs, the Registrant has adjusted (in a manner not considered material) certain portions of the financial statements of the Adjusted Funds for the period ended August 31, 2006 and the year ended June 30, 2006, as well as the financial highlights for each of the four years in the period ended June 30, 2005. The adjustment of the Adjusted Funds' financial statements had no impact on net assets, net asset value per share, total return or net investment income.

         Since August 31, 2006 and previous to the issuance of the Funds' annual report as of that date, the operation of the Registrant's controls over financial reporting was modified to enhance the review and analysis of the relevant terms and conditions for transfers of bonds in connection with inverse floater programs.

         Following a review of financial statements of several other investment companies investing in similar instruments and in consultation with others in the investment company industry, Fund Management believes that, in general, other investment companies investing in similar investments over the same time periods accounted for such investments in a similar manner as the Funds prior to the restatement or adjustment, as applicable, of the Funds' financial statements.

         (b) There were no changes in the Registrant's internal controls over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal controls over financial reporting. However, as discussed in the fourth paragraph under (a) above, the Registrant enhanced controls over the application of SFAS 140 subsequent to the issuance of the Funds' August 31, 2006 financial statements.

Item 12. Exhibits.

         (a)(1) Code of ethics as applies to the Registrant's principal executive officer and principal financial officer, as required to be disclosed under Item 2 of Form N-CSR, is attached as Ex. 99.CODE ETH.

         (a)(2) Separate certification for the Registrant's principal executive officer and principal financial officer, as required by
         Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached as EX.99.CERT.

         (a)(3) Not applicable.

         (b) A certification by the Registrant's principal executive officer and principal financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(b) under the Investment Company Act of 1940, is attached as EX.99.906 CERT.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                       RiverSource Special Tax-Exempt Series Trust





By                                 /s/ Patrick T. Bannigan
                                   -----------------------
                                       Patrick T. Bannigan
                                       President and Principal Executive Officer

Date                                   February 22, 2007

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.





By                                 /s/ Patrick T. Bannigan
                                   -----------------------
                                       Patrick T. Bannigan
                                       President and Principal Executive Officer

Date                                   February 22, 2007





By                                 /s/ Jeffrey P. Fox
                                   -----------------------
                                       Jeffrey P. Fox
                                       Treasurer and Principal Financial Officer

Date                                   February 22, 2007